                                                                            2004
Nationwide/(R)/  Variable Account-II
December 31, 2004

[LOGO of The Best of America/(R)/ ]

                                                                   Annual Report

                                                       [LOGO of Nationwide/(R)/]

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-725-12/04

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2)
      3,049,872 shares (cost $32,502,205) ....................................................   $    35,866,490
    AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
      612,624 shares (cost $13,173,639) ......................................................        13,784,048
    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)
      738,903 shares (cost $9,621,534) .......................................................        10,765,815
    Alger American Balanced Portfolio - Class S (AlgerBal)
      9,482 shares (cost $126,783) ...........................................................           129,995
    Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)
      10,405 shares (cost $192,591) ..........................................................           215,068
    Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B (AlGrIncB)
      1,007,924 shares (cost $21,379,763) ....................................................        24,059,153
    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B (AISmCapValB)
      506,570 shares (cost $7,245,012) .......................................................         8,505,305
    American Century VP - Balanced Fund - Class I (ACVPBal)
      15,315,944 shares (cost $104,646,770) ..................................................       111,500,075
    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      16,259,449 shares (cost $143,857,295) ..................................................       124,547,380
    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      7,236,855 shares (cost $42,192,352) ....................................................        52,973,781
    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
      1,930,805 shares (cost $12,540,339) ....................................................        14,094,874
    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
      5,451,885 shares (cost $56,553,533) ....................................................        57,517,391
    American Century VP - International Fund - Class I (ACVPInt)
      10,361,432 shares (cost $64,658,858) ...................................................        76,156,527
    American Century VP - International Fund - Class II (ACVPInt2)
      435,502 shares (cost $2,891,793) .......................................................         3,196,581
    American Century VP - International Fund - Class III (ACVPInt3)
      3,766,173 shares (cost $21,091,608) ....................................................        27,719,033
    American Century VP - International Fund - Class IV (ACVPInt4)
      755,876 shares (cost $4,942,309) .......................................................         5,555,692
    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
      708,798 shares (cost $6,435,260) .......................................................         7,201,391
    American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
      1,146,397 shares (cost $10,775,308) ....................................................        11,613,005
    American Century VP - Value Fund - Class I (ACVPVal)
      20,703,456 shares (cost $145,322,365) ..................................................       181,155,244
    American Century VP - Value Fund - Class II (ACVPVal2)
      4,756,878 shares (cost $36,984,158) ....................................................        41,575,116
    American VIS - Growth Fund - Class 1 (AmerGro)
      394,253 shares (cost $21,692,194) ......................................................        20,260,666
    American VIS - High-Income Bond Fund - Class 1 (AmerHiIncBd)
      162,886 shares (cost $2,028,096) .......................................................         2,099,606
    American VIS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AmerUSGvt)
      206,584 shares (cost $2,521,786) .......................................................         2,493,472
    Charles Schwab Money Market Portfolio (ChScMM)
      4,373,645 shares (cost $4,373,645) .....................................................         4,373,645
    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
      545,471 shares (cost $5,124,242) .......................................................         6,081,998

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
      4,797,842 shares (cost $40,597,220) ....................................................   $    48,218,310
    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
      8,482,752 shares (cost $99,620,652) ....................................................       129,786,101
    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
      3,261,848 shares (cost $44,693,098) ....................................................        50,852,214
    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      4,603,863 shares (cost $151,427,181) ...................................................       115,879,235
    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
      23,333,247 shares (cost $651,411,957) ..................................................       720,764,002
    Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)
      2,334,243 shares (cost $66,585,115) ....................................................        72,128,114
    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      1,805,664 shares (cost $57,406,842) ....................................................        64,209,429
    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
      497,706 shares (cost $16,959,390) ......................................................        17,648,654
    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
      119,062 shares (cost $4,576,410) .......................................................         4,907,744
    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
      2,072,881 shares (cost $40,978,198) ....................................................        44,359,645
    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
      129,503 shares (cost $2,420,148) .......................................................         2,665,169
    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
      603,627 shares (cost $3,209,622) .......................................................         3,513,107
    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
      2,134,156 shares (cost $24,992,486) ....................................................        24,905,606
    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)
      3,187,730 shares (cost $36,990,836) ....................................................        37,073,300
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      43,536,965 shares (cost $1,010,705,350) ................................................     1,104,532,813
    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2 (FidVIPEI2)
      3,638,338 shares (cost $81,612,528) ....................................................        91,285,904
    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
      31,969,177 shares (cost $1,403,386,743) ................................................     1,023,333,362
    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
      1,315,528 shares (cost $40,106,397) ....................................................        41,623,299
    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
      32,616,531 shares (cost $210,408,586) ..................................................       228,315,719
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
      9,829,165 shares (cost $132,862,667) ...................................................       172,206,970
    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
      3,142,506 shares (cost $42,512,128) ....................................................        54,962,431
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
      542,786 shares (cost $8,713,545) .......................................................         9,439,044
    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
      931,421 shares (cost $14,292,055) ......................................................        16,113,591
    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
      26,140,687 shares (cost $410,154,345) ..................................................       388,189,198
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
      27,285,849 shares (cost $641,280,318) ..................................................       726,349,292
    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
      4,322,954 shares (cost $101,461,653) ...................................................       113,909,839
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
      853,866 shares (cost $11,088,419) ......................................................        11,253,958
    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class 2 (FidVIPIGBd2)
      2,993,772 shares (cost $38,818,729) ....................................................        39,158,532
    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
      2,687,641 shares (cost $35,943,978) ....................................................        43,190,392

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Fidelity/(R)/  VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
      2,337,009 shares (cost $58,574,412) ...................................................    $    69,829,833
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
      1,825,069 shares (cost $23,564,353) ...................................................         25,715,226
    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)
      1,509,730 shares (cost $19,407,071) ...................................................         21,347,581
    First Horizon Capital Appreciation Portfolio (FHCapAp)
      4,112 shares (cost $51,280) ...........................................................             54,314
    First Horizon Core Equity Portfolio (FHCoreEq)
      72,317 shares (cost $689,028) .........................................................            720,277
    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
      (FrVIPRisDiv2)
      4,694,972 shares (cost $75,593,436) ...................................................         82,208,952
    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
      (FrVIPSmCapV2)
      1,709,454 shares (cost $22,674,943) ...................................................         26,752,961
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
      846,183 shares (cost $10,720,644) .....................................................         12,142,725
    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
      980,931 shares (cost $12,534,679) .....................................................         14,076,363
    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2)
      2,973,359 shares (cost $30,558,613) ...................................................         34,193,628
    Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
      214,921 shares (cost $2,943,380) ......................................................          3,337,722
    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
      1,153,676 shares (cost $15,832,489) ...................................................         17,928,124
    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
      7,498,421 shares (cost $105,130,408) ..................................................        124,473,783
    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
      111,648 shares (cost $915,765) ........................................................          1,209,146
    Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
      563,768 shares (cost $6,030,928) ......................................................          6,083,062
    Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
      1,874,636 shares (cost $19,565,122) ...................................................         20,302,306
    Gartmore GVIT Emerging Markets Fund - Class VI (GVITEmMrkts6)
      747,594 shares (cost $7,657,920) ......................................................          8,096,448
    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      4,399,564 shares (cost $35,347,038) ...................................................         36,076,422
    Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
      146,694 shares (cost $1,777,195) ......................................................          1,877,678
    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
      447,999 shares (cost $5,479,398) ......................................................          5,747,822
    Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
      300,961 shares (cost $3,126,820) ......................................................          3,205,238
    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
      835,715 shares (cost $8,784,967) ......................................................          8,950,509
    Gartmore GVIT Global Health Sciences Fund - Class VI (GVITGlHlth6)
      465,964 shares (cost $4,769,220) ......................................................          4,990,479
    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
      215,352 shares (cost $742,705) ........................................................            833,414
    Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
      622,363 shares (cost $2,509,413) ......................................................          2,408,544
    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
      1,656,274 shares (cost $6,458,819) ....................................................          6,459,470
    Gartmore GVIT Global Technology and Communications Fund - Class VI (GVITGlTech6)
      701,232 shares (cost $2,470,950) ......................................................          2,713,769
    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2)
      94,554 shares (cost $860,675) .........................................................          1,066,568
    Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)
      693,746 shares (cost $7,095,633) ......................................................          7,825,459

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      24,786,462 shares (cost $301,257,120) ..................................................   $   288,018,688
    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      7,940,247 shares (cost $79,292,499) ....................................................        85,437,060
    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
      19,924,862 shares (cost $212,365,502) ..................................................       229,534,413
    Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
      9,358,522 shares (cost $96,426,300) ....................................................        97,796,551
    Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
      44,732,494 shares (cost $468,572,054) ..................................................       503,687,886
    Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
      35,114,540 shares (cost $372,771,774) ..................................................       404,519,495
    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
      15,729,459 shares (cost $163,675,188) ..................................................       171,608,402
    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
      16,181 shares (cost $96,396) ...........................................................           115,855
    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
      569,975 shares (cost $3,626,797) .......................................................         4,086,717
    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
      719,816 shares (cost $10,082,274) ......................................................        11,193,133
    Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
      88,042 shares (cost $837,335) ..........................................................           878,664
    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
      606,159 shares (cost $12,584,363) ......................................................        14,996,378
    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
      580,459 shares (cost $12,781,402) ......................................................        14,331,538
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      403,001,631 shares (cost $403,001,631) .................................................       403,001,631
    Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
      36,881,349 shares (cost $437,146,344) ..................................................       410,489,416
    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
      786,898 shares (cost $7,973,897) .......................................................         8,750,309
    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
      96,208 shares (cost $1,199,897) ........................................................         1,327,675
    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
      1,172,367 shares (cost $15,260,978) ....................................................        17,245,519
    Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
      661,390 shares (cost $8,497,851) .......................................................         9,662,912
    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
      11,955,660 shares (cost $111,666,838) ..................................................       150,880,425
    Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
      2,396,674 shares (cost $28,036,297) ....................................................        30,078,263
    Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
      9,665,795 shares (cost $178,215,296) ...................................................       221,926,656
    Gartmore GVIT Small Company Fund - Class II (GVITSmComp2)
      1,555,535 shares (cost $35,264,895) ....................................................        35,466,204
    Gartmore GVIT U.S. Growth Leaders Fund - Class II (GVITUSGro2)
      917,550 shares (cost $9,817,198) .......................................................        10,597,705
    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
      765,060 shares (cost $8,161,992) .......................................................         8,889,996
    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
      4,067,953 shares (cost $39,529,079) ....................................................        40,679,527
    Gartmore GVIT Worldwide Leaders Fund - Class III (GVITWLead3)
      21,097 shares (cost $208,195) ..........................................................           227,430
    Janus AS - Balanced Portfolio - Service Shares (JanBal)
      469,074 shares (cost $11,126,897) ......................................................        11,839,427
    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
      1,594,637 shares (cost $29,636,639) ....................................................        38,893,206

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
      1,722,199 shares (cost $5,653,908) .....................................................   $     6,234,362
    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      1,897,306 shares (cost $7,100,751) .....................................................         6,735,435
    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
      438,677 shares (cost $9,209,074) .......................................................        11,888,139
    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
      520,900 shares (cost $12,692,745) ......................................................        14,033,044
    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
      145,185 shares (cost $1,896,497) .......................................................         1,973,064
    JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMSTMidCap)
      367,903 shares (cost $8,908,290) .......................................................         9,536,044
    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
      1,906,263 shares (cost $16,268,074) ....................................................        17,804,499
    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)
      1,054,836 shares (cost $11,225,611) ....................................................        12,731,874
    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
      276,183 shares (cost $3,521,983) .......................................................         3,819,617
    Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class (NBAMTGro)
      13,784,879 shares (cost $142,924,272) ..................................................       167,486,277
    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
      1,593,207 shares (cost $19,662,781) ....................................................        25,762,159
    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class (NBAMTLMat)
      9,806,488 shares (cost $130,205,212) ...................................................       125,719,170
    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - S Class (NBAMTMCGrS)
      439,796 shares (cost $6,647,598) .......................................................         7,797,587
    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
      11,326,224 shares (cost $163,447,322) ..................................................       207,496,418
    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
      826,530 shares (cost $10,661,521) ......................................................        11,563,150
    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
      636,919 shares (cost $23,862,281) ......................................................        28,005,326
    Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
      10,114,609 shares (cost $159,074,406) ..................................................       175,488,474
    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
      14,373,822 shares (cost $157,740,833) ..................................................       165,298,953
    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
      4,113,431 shares (cost $121,824,023) ...................................................       152,155,800
    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
      1,219,820 shares (cost $41,846,798) ....................................................        44,803,994
    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3)
      2,710,117 shares (cost $62,524,259) ....................................................        80,354,978
    Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
      984,086 shares (cost $25,027,659) ......................................................        28,882,931
    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
      12,068,861 shares (cost $218,876,624) ..................................................       356,152,083
    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
      787,672 shares (cost $20,214,862) ......................................................        23,102,418
    Oppenheimer High Income Fund/VA - Service Class (OppHighIncS)
      3,846,355 shares (cost $32,276,587) ....................................................        33,694,066
    Oppenheimer Main Street Fund/(R)/ /VA - Initial Class (OppMSFund)
      1,583,839 shares (cost $27,126,688) ....................................................        33,007,196
    Oppenheimer Main Street Fund/(R)/ /VA - Service Class (OppMSFundS)
      1,602,653 shares (cost $30,280,775) ....................................................        33,174,914
    Oppenheimer Main Street Small Cap Fund/(R)/ /VA - Service Class (OppMSSmCapS)
      808,737 shares (cost $11,083,593) ......................................................        12,915,522
    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc)
      259,523 shares (cost $6,021,614) .......................................................         6,602,274

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

    Putnam VT International Equity Fund - IB Shares (PVTIntEq)
      124,866 shares (cost $1,630,965) .......................................................   $     1,836,776
    Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
      115,613 shares (cost $2,972,624) .......................................................         3,144,684
    SAFECO Resource Series Trust - Small Cap Value Portfolio (SRSTSmCapV)
      25,228 shares (cost $461,690) ..........................................................           515,661
    Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)
      19,336,525 shares (cost $398,569,681) ..................................................       434,104,986
    Strong VIF - Strong Discovery Fund II (StDisc2)
      5,447,591 shares (cost $59,899,355) ....................................................        79,807,204
    Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1)
      415,301 shares (cost $5,119,912) .......................................................         5,535,961
    Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd)
      2,688,541 shares (cost $32,947,356) ....................................................        35,838,250
    Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
      425,660 shares (cost $5,526,607) .......................................................         6,474,289
    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
      2,607,127 shares (cost $29,861,638) ....................................................        39,654,396
    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
      506,791 shares (cost $8,253,711) .......................................................         9,304,680
    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)
      2,300,132 shares (cost $30,193,837) ....................................................        42,230,416
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
      716,922 shares (cost $8,218,323) .......................................................         8,251,771
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
      1,740,878 shares (cost $14,849,704) ....................................................        15,476,403
    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
      376,819 shares (cost $3,357,000) .......................................................         3,342,388
    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
      9,164,173 shares (cost $122,237,074) ...................................................       187,682,270
    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)
      2,198,662 shares (cost $36,344,339) ....................................................        44,808,726
    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)
      45,821 shares (cost $479,142) ..........................................................           502,652
    VISION Group of Funds - Large Cap Growth Fund II (VISLgCapGr2)
      59,848 shares (cost $586,123) ..........................................................           611,650
    VISION Group of Funds - Large Cap Value Fund II (VISLgCapVal2)
      52,540 shares (cost $547,562) ..........................................................           579,517
    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)
      391,894 shares (cost $4,168,109) .......................................................         4,342,187
    Wells Fargo Variable Trust - Large Company Growth Fund (WFLrgCoGro)
      2,603 shares (cost $23,124) ............................................................            23,117
                                                                                                 ---------------
        Total investments ....................................................................    12,749,292,981
Accounts receivable ..........................................................................                 -
                                                                                                 ---------------
        Total assets .........................................................................    12,749,292,981
Accounts payable .............................................................................            50,246
                                                                                                 ---------------
Contract owners' equity (note 4)                                                                 $12,749,242,735
                                                                                                 ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total            AIMBValue2         AIMCapAp2          AIMCapDev2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $   172,721,026                  -                  -                  -
  Mortality and expense risk charges (note 2) ....      (163,965,276)          (366,421)           (82,905)          (108,698)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         8,755,750           (366,421)           (82,905)          (108,698)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........     3,008,497,591          2,255,239            441,007          3,096,802
  Cost of mutual fund shares sold ................    (3,214,692,485)        (1,961,471)          (400,147)        (2,927,049)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........      (206,194,894)           293,768             40,860            169,753
  Change in unrealized gain (loss)
   on investments ................................     1,194,457,434          2,550,969            419,004            973,996
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............       988,262,540          2,844,737            459,864          1,143,749
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................        80,108,858                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $ 1,077,127,148          2,478,316            376,959          1,035,051
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     AlgerBal         AlgMidCapGr          AlGrIncB         AISmCapValB
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................             1,280                  -            168,053              5,438
  Mortality and expense risk charges (note 2) ....              (934)            (1,312)          (343,265)          (109,198)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................               346             (1,312)          (175,212)          (103,760)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........             4,619            318,528          3,475,837          1,084,919
  Cost of mutual fund shares sold ................            (4,880)          (329,443)        (3,086,195)          (865,663)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........              (261)           (10,915)           389,642            219,256
  Change in unrealized gain (loss)
   on investments ................................             3,212             22,074          1,664,490            829,154
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............             2,951             11,159          2,054,132          1,048,410
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -            163,128
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             3,297              9,847          1,878,920          1,107,778
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     ACVPBal           ACVPCapAp          ACVPIncGr         ACVPIncGr2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     1,934,539                  -            778,137            118,362
  Mortality and expense risk charges (note 2) ....        (1,544,385)        (1,701,579)          (698,222)          (185,101)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           390,154         (1,701,579)            79,915            (66,739)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        20,364,390         26,509,203         18,709,953          2,145,364
  Cost of mutual fund shares sold ................       (23,480,670)       (68,608,751)       (15,113,906)        (1,819,902)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (3,116,280)       (42,099,548)         3,596,047            325,462
  Change in unrealized gain (loss)
   on investments ................................        11,608,063         50,766,798          1,838,539            994,683
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         8,491,783          8,667,250          5,434,586          1,320,145
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     8,881,937          6,965,671          5,514,501          1,253,406
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  ACVPInflaPro          ACVPInt           ACVPInt2           ACVPInt3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................         1,203,426            465,233             15,405            140,717
  Mortality and expense risk charges (note 2) ....          (533,692)        (1,058,758)           (54,018)          (333,952)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           669,734           (593,525)           (38,613)          (193,235)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,692,976         20,922,840         11,985,519          4,861,898
  Cost of mutual fund shares sold ................        (3,644,327)       (20,476,693)       (11,857,111)        (3,953,057)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            48,649            446,147            128,408            908,841
  Change in unrealized gain (loss)
   on investments ................................           831,684          9,479,507            224,269          2,459,291
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           880,333          9,925,654            352,677          3,368,132
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            14,793                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         1,564,860          9,332,129            314,064          3,174,897
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)
                                        8

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                     ACVPInt4          ACVPUltra         ACVPUltra2           ACVPVal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -          1,826,530
  Mortality and expense risk charges (note 2) ....           (27,634)           (88,337)          (135,786)        (2,379,212)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (27,634)           (88,337)          (135,786)          (552,682)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           155,261          2,694,318          4,668,345         32,264,227
  Cost of mutual fund shares sold ................          (147,170)        (2,457,096)        (4,521,676)       (29,298,759)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........             8,091            237,222            146,669          2,965,468
  Change in unrealized gain (loss)
   on investments ................................           613,383            415,551            656,117         17,048,764
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           621,474            652,773            802,786         20,014,232
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -          1,416,862
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       593,840            564,436            667,000         20,878,412
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    ACVPVal2            AmerGro          AmerHiIncBd         AmerUSGvt
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           141,094             70,288            137,750            132,296
  Mortality and expense risk charges (note 2) ....          (399,709)          (259,250)           (28,809)           (36,034)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (258,615)          (188,962)           108,941             96,262
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,089,412          2,740,200          3,096,527            563,378
  Cost of mutual fund shares sold ................          (896,771)        (2,967,906)        (3,061,873)          (563,373)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           192,641           (227,706)            34,654                  5
  Change in unrealized gain (loss)
   on investments ................................         3,537,129          2,502,441             36,406            (33,917)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,729,770          2,274,735             71,060            (33,912)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           129,508                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         3,600,663          2,085,773            180,001             62,350
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     ChScMM             CSGPVen           CSIntFoc           CSSmCapGr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        32,894                  -            479,526                  -
  Mortality and expense risk charges (note 2) ....           (34,787)           (83,636)          (678,978)        (1,848,725)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (1,893)           (83,636)          (199,452)        (1,848,725)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        21,788,568          1,754,574         13,095,696         35,569,116
  Cost of mutual fund shares sold ................       (21,788,568)        (1,649,946)       (11,744,475)       (35,080,641)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........                 -            104,628          1,351,221            488,475
  Change in unrealized gain (loss)
   on investments ................................                 -            896,691          4,661,228         12,529,380
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............                 -          1,001,319          6,012,449         13,017,855
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        (1,893)           917,683          5,812,997         11,169,130
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   DrySmCapIxS         DrySRGro           DryStkIx           DryStkIxS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           179,628            449,017         12,979,340            808,929
  Mortality and expense risk charges (note 2) ....          (459,445)        (1,618,982)       (10,054,733)          (701,399)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (279,817)        (1,169,965)         2,924,607            107,530
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        16,035,619         29,211,449        172,485,459          8,147,252
  Cost of mutual fund shares sold ................       (14,511,885)       (42,315,897)      (227,451,856)        (7,261,500)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,523,734        (13,104,448)       (54,966,397)           885,752
  Change in unrealized gain (loss)
   on investments ................................         4,462,477         19,664,540        114,295,779          4,118,592
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         5,986,211          6,560,092         59,329,382          5,004,344
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         1,001,952                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         6,708,346          5,390,127         62,253,989          5,111,874
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    DryVIFApp          DryVIFAppS       DryVIFDevLdS        DryVIFGrInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     1,064,302            236,781                  -            557,749
  Mortality and expense risk charges (note 2) ....          (939,326)          (173,044)           (64,642)          (629,484)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           124,976             63,737            (64,642)           (71,735)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        17,386,605            672,708          1,180,218          9,840,276
  Cost of mutual fund shares sold ................       (17,221,923)          (592,741)        (1,043,209)       (12,035,566)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           164,682             79,967            137,009         (2,195,290)
  Change in unrealized gain (loss)
   on investments ................................         1,904,073            389,974            212,950          4,684,653
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,068,755            469,941            349,959          2,489,363
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     2,193,731            533,678            285,317          2,417,628
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FedAmLeadS          FedCapApS          FedQualBd         FedQualBdS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            22,378             15,149          1,247,884            875,850
  Mortality and expense risk charges (note 2) ....           (34,428)           (50,635)          (379,631)          (441,510)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (12,050)           (35,486)           868,253            434,340
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           146,533            602,090         14,150,706          8,987,738
  Cost of mutual fund shares sold ................          (128,856)          (542,315)       (14,319,180)        (9,123,992)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            17,677             59,775           (168,474)          (136,254)
  Change in unrealized gain (loss)
   on investments ................................           162,667            130,588           (375,080)          (139,481)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           180,344            190,363           (543,554)          (275,735)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -            273,895            198,383
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           168,294            154,877            598,594            356,988
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    FidVIPEI           FidVIPEI2           FidVIPGr          FidVIPGr2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $    18,053,188            485,999          3,085,071             24,556
  Mortality and expense risk charges (note 2) ....       (15,039,571)          (904,035)       (14,729,446)          (492,130)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         3,013,617           (418,036)       (11,644,375)          (467,574)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........       195,574,592            556,527        219,795,811          8,952,367
  Cost of mutual fund shares sold ................      (197,730,543)          (431,726)      (328,434,127)        (8,570,664)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (2,155,951)           124,801       (108,638,316)           381,703
  Change in unrealized gain (loss)
   on investments ................................        98,829,939          7,186,414        136,741,119            581,424
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        96,673,988          7,311,215         28,102,803            963,127
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         4,312,706            126,654                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $   104,000,311          7,019,833         16,458,428            495,553
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     FidVIPHI           FidVIPOv          FidVIPOvR         FidVIPOvS2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................        20,893,291          2,121,159            489,952            102,446
  Mortality and expense risk charges (note 2) ....        (3,226,157)        (2,315,180)          (635,906)          (153,422)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        17,667,134           (194,021)          (145,954)           (50,976)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........       141,532,735         37,495,092          8,269,392         13,906,444
  Cost of mutual fund shares sold ................      (123,126,922)       (33,036,520)        (6,670,159)       (13,312,985)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        18,405,813          4,458,572          1,599,233            593,459
  Change in unrealized gain (loss)
   on investments ................................       (18,406,950)        14,986,864          3,992,028            271,058
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            (1,137)        19,445,436          5,591,261            864,517
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        17,665,997         19,251,415          5,445,307            813,541
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT- II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   FidVIPOvS2R         FidVIPAM           FidVIPCon         FidVIPCon2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -         11,756,404          2,463,426             68,103
  Mortality and expense risk charges (note 2) ....           (92,682)        (5,488,166)        (9,554,526)          (987,956)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (92,682)         6,268,238         (7,091,100)          (919,853)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,827,931         83,652,420        101,288,249          4,080,049
  Cost of mutual fund shares sold ................        (2,742,193)       (95,861,218)      (103,125,168)        (3,003,471)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            85,738        (12,208,798)        (1,836,919)         1,076,578
  Change in unrealized gain (loss)
   on investments ................................         1,821,536         21,452,930        100,203,821         10,692,291
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,907,274          9,244,132         98,366,902         11,768,869
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,814,592         15,512,370         91,275,802         10,849,016
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPIGBdS        FidVIPIGBd2        FidVIPGrOp         FidVIPMCap2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           232,364            581,344            257,875                  -
  Mortality and expense risk charges (note 2) ....          (114,072)          (382,893)          (609,247)          (617,672)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           118,292            198,451           (351,372)          (617,672)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,671,469          1,852,779         10,096,393          2,775,986
  Cost of mutual fund shares sold ................        (3,804,767)        (1,906,628)       (11,157,765)        (2,248,927)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (133,298)           (53,849)        (1,061,372)           527,059
  Change in unrealized gain (loss)
   on investments ................................           108,757            174,828          3,676,617         10,137,132
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           (24,541)           120,979          2,615,245         10,664,191
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           164,257            433,366                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           258,008            752,796          2,263,873         10,046,519
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   FidVIPValS         FidVIPValS2          FHCapAp           FHCoreEq
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -              5,036
  Mortality and expense risk charges (note 2) ....          (356,877)          (261,146)              (867)            (9,393)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (356,877)          (261,146)              (867)            (4,357)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        16,675,376          8,413,498             25,718             71,033
  Cost of mutual fund shares sold ................       (15,452,712)        (7,683,142)           (26,804)           (75,552)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,222,664            730,356             (1,086)            (4,519)
  Change in unrealized gain (loss)
   on investments ................................           971,250          1,542,855              3,034             31,232
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,193,914          2,273,211              1,948             26,713
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            69,618             36,218              3,090                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,906,655          2,048,283              4,171             22,356
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  FrVIPRisDiv2       FrVIPSmCapV2       FrVIPForSec2       FrVIPForSec3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           292,879             21,960            144,716             31,785
  Mortality and expense risk charges (note 2) ....          (749,136)          (212,164)          (190,394)           (72,251)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (456,257)          (190,204)           (45,678)           (40,466)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           681,309            325,990         18,609,533            619,573
  Cost of mutual fund shares sold ................          (555,647)          (262,296)       (17,812,561)          (611,153)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           125,662             63,694            796,972              8,420
  Change in unrealized gain (loss)
   on investments ................................         5,393,566          3,528,737          1,010,145          1,541,684
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         5,519,228          3,592,431          1,807,117          1,550,104
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           576,665                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         5,639,636          3,402,227          1,761,439          1,509,638
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    GVITCVal2         GVITIntVal2        GVITIntVal3       GVITDMidCapI
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $       238,008             74,919            248,004            583,126
  Mortality and expense risk charges (note 2) ....          (268,759)           (47,989)          (144,088)        (1,444,383)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (30,751)            26,930            103,916           (861,257)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,424,868          6,018,507          1,739,617         17,560,559
  Cost of mutual fund shares sold ................        (1,178,906)        (5,956,227)        (1,495,223)       (12,788,471)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           245,962             62,280            244,394          4,772,088
  Change in unrealized gain (loss)
   on investments ................................         3,142,673            369,281          1,796,096          7,263,636
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,388,635            431,561          2,040,490         12,035,724
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -          2,822,175
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     3,357,884            458,491          2,144,406         13,996,642
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITEmMrkts       GVITEmMrkts2       GVITEmMrkts3       GVITEmMrkts6
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            11,634             48,665            185,801             66,643
  Mortality and expense risk charges (note 2) ....           (18,850)          (102,248)          (231,580)           (40,361)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (7,216)           (53,583)           (45,779)            26,282
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           751,887          9,056,485          9,429,716          1,554,089
  Cost of mutual fund shares sold ................          (612,923)        (8,691,673)        (7,858,495)        (1,551,544)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           138,964            364,812          1,571,221              2,545
  Change in unrealized gain (loss)
   on investments ................................           (37,562)          (138,538)        (1,094,300)           438,528
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           101,402            226,274            476,921            441,073
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           101,463            491,257          1,600,469            572,275
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           195,649            663,948          2,031,611          1,039,630
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITFHiInc         GVITGlFin2         GVITGlFin3         GVITGlHlth2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     2,035,733             23,074             84,421                  -
  Mortality and expense risk charges (note 2) ....          (396,025)           (27,995)           (74,478)           (53,370)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         1,639,708             (4,921)             9,943            (53,370)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        34,122,752          1,333,079          3,473,531          1,599,950
  Cost of mutual fund shares sold ................       (33,897,458)        (1,297,513)        (3,245,011)        (1,634,863)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           225,294             35,566            228,520            (34,913)
  Change in unrealized gain (loss)
   on investments ................................           547,249             93,238            110,943            186,471
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           772,543            128,804            339,463            151,558
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -            112,984            342,461             18,187
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     2,412,251            236,867            691,867            116,375
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITGlHlth3        GVITGlHlth6        GVITGlTech         GVITGlTech2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                  -                  -                  -
  Mortality and expense risk charges (note 2) ....          (122,218)           (31,794)           (12,417)           (55,441)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (122,218)           (31,794)           (12,417)           (55,441)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         7,545,924            907,600            394,105          3,829,238
  Cost of mutual fund shares sold ................        (7,697,389)          (983,213)          (380,512)        (3,870,530)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (151,465)           (75,613)            13,593            (41,292)
  Change in unrealized gain (loss)
   on investments ................................           315,721            221,259             24,937            (96,487)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           164,256            145,646             38,530           (137,779)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            34,655                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            76,693            113,852             26,113           (193,220)
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITGlTech3        GVITGlTech6        GVITGlUtl2         GVITGlUtl3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -             10,753             56,513
  Mortality and expense risk charges (note 2) ....          (108,555)           (14,885)           (17,240)           (43,988)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (108,555)           (14,885)            (6,487)            12,525
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         6,777,527            270,609            681,001          1,612,425
  Cost of mutual fund shares sold ................        (6,211,044)          (276,902)          (569,471)        (1,330,275)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           566,483             (6,293)           111,530            282,150
  Change in unrealized gain (loss)
   on investments ................................          (772,856)           242,819            103,604            589,683
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............          (206,373)           236,526            215,134            871,833
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -             44,675            325,940
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $      (314,928)           221,641            253,322          1,210,298
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITGvtBd         GVITGrowth          GVITIDAgg          GVITIDCon
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................        17,153,202            273,439          2,688,199          1,835,025
  Mortality and expense risk charges (note 2) ....        (4,302,863)        (1,161,446)        (2,224,319)        (1,111,489)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        12,850,339           (888,007)           463,880            723,536
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        91,173,802         18,254,288          2,728,504          7,748,242
  Cost of mutual fund shares sold ................       (90,881,443)       (26,835,819)        (2,439,333)        (7,329,996)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           292,359         (8,581,531)           289,171            418,246
  Change in unrealized gain (loss)
   on investments ................................       (13,994,115)        14,814,040         15,565,323            636,607
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............       (13,701,756)         6,232,509         15,854,494          1,054,853
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         6,397,478                  -          3,511,878            765,855
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         5,546,061          5,344,502         19,830,252          2,544,244
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITIDMod        GVITIDModAgg       GVITIDModCon        GVITIntGro
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     7,538,851          5,158,696          2,849,238                911
  Mortality and expense risk charges (note 2) ....        (5,051,454)        (3,930,594)        (1,727,417)            (1,616)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         2,487,397          1,228,102          1,121,821               (705)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           595,013            908,765          2,037,152             34,119
  Cost of mutual fund shares sold ................          (506,679)          (760,263)        (1,790,971)           (30,819)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            88,334            148,502            246,181              3,300
  Change in unrealized gain (loss)
   on investments ................................        26,949,139         25,270,977          5,598,080             11,573
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        27,037,473         25,419,479          5,844,261             14,873
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         1,641,809          4,198,248            740,664                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    31,166,679         30,845,829          7,706,746             14,168
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   GVITIntGro3        GVITIntVal6         GVITJPBal         GVITSMdCpGr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................            32,081             49,184              7,351                  -
  Mortality and expense risk charges (note 2) ....           (38,938)           (53,372)            (3,164)          (193,655)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (6,857)            (4,188)             4,187           (193,655)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,530,767            410,154            109,281          9,131,112
  Cost of mutual fund shares sold ................        (1,098,552)          (403,291)          (107,066)        (7,896,845)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           432,215              6,863              2,215          1,234,267
  Change in unrealized gain (loss)
   on investments ................................           (10,095)         1,110,859             41,329            792,411
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           422,120          1,117,722             43,544          2,026,678
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           415,263          1,113,534             47,731          1,833,023
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITSMdCpGr2        GVITMyMkt         GVITNWFund         GVITNWFund2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -          3,864,589          5,281,408             74,625
  Mortality and expense risk charges (note 2) ....          (136,210)        (6,795,300)        (5,654,900)           (88,120)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (136,210)        (2,930,711)          (373,492)           (13,495)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,215,596        454,597,229         80,980,667            506,726
  Cost of mutual fund shares sold ................        (2,986,958)      (454,597,229)      (146,391,610)          (438,901)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           228,638                  -        (65,410,943)            67,825
  Change in unrealized gain (loss)
   on investments ................................         1,432,670                  -         97,843,738            557,150
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,661,308                  -         32,432,795            624,975
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     1,525,098         (2,930,711)        32,059,303            611,480
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    GVITLead3         GVITSmCapGr       GVITSmCapGr2       GVITSmCapVal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................             5,077                  -                  -                301
  Mortality and expense risk charges (note 2) ....           (15,528)          (210,004)           (93,771)        (2,046,598)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (10,451)          (210,004)           (93,771)        (2,046,297)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           930,287         12,257,939          2,403,712         44,461,516
  Cost of mutual fund shares sold ................          (751,649)       (11,045,190)        (2,314,127)       (38,368,771)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           178,638          1,212,749             89,585          6,092,745
  Change in unrealized gain (loss)
   on investments ................................           (44,290)           642,261          1,085,719          6,101,388
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           134,348          1,855,010          1,175,304         12,194,133
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................            18,483                  -                  -         10,482,441
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           142,380          1,645,006          1,081,533         20,630,277
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  GVITSmCapVal2       GVITSmComp         GVITSmComp2        GVITTGroFoc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -                  -                  -
  Mortality and expense risk charges (note 2) ....          (309,164)        (2,903,170)          (379,208)            (4,298)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (309,164)        (2,903,170)          (379,208)            (4,298)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,367,082         46,843,883         14,073,356          1,215,399
  Cost of mutual fund shares sold ................        (1,898,126)       (39,752,874)       (13,028,929)        (1,169,074)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           468,956          7,091,009          1,044,427             46,325
  Change in unrealized gain (loss)
   on investments ................................         1,132,159          4,908,736           (499,782)            (2,061)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         1,601,115         11,999,745            544,645             44,264
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................         2,087,900         24,915,251          4,826,595                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     3,379,851         34,011,826          4,992,032             39,966
                                                     ===============    ===============    ===============    ===============

Investment activity:                                  GVITTGroFoc3        GVITUSGro2         GVITUSGro3       GVITVKMultiSec
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                  -                  -          1,816,177
  Mortality and expense risk charges (note 2) ....           (10,072)          (121,749)          (138,986)          (506,299)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (10,072)          (121,749)          (138,986)         1,309,878
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         3,118,766          2,317,336          6,121,063          4,803,046
  Cost of mutual fund shares sold ................        (2,698,840)        (2,356,263)        (5,494,959)        (4,466,508)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           419,926            (38,927)           626,104            336,538
  Change in unrealized gain (loss)
   on investments ................................          (357,780)           753,967           (191,807)           207,116
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            62,146            715,040            434,297            543,654
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -            299,997            480,681                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....            52,074            893,288            775,992          1,853,532
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   GVITWLead3           JanBal            JanCapAp          JanGlTechS2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -            248,802              9,112                  -
  Mortality and expense risk charges (note 2) ....            (1,278)          (184,714)          (516,565)           (83,296)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            (1,278)            64,088           (507,453)           (83,296)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           187,365         14,759,932         10,965,867          2,618,299
  Cost of mutual fund shares sold ................          (189,872)       (14,303,288)        (9,233,244)        (1,868,608)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            (2,507)           456,644          1,732,623            749,691
  Change in unrealized gain (loss)
   on investments ................................            19,235            447,046          4,279,931           (754,627)
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            16,728            903,690          6,012,554             (4,936)
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        15,450            967,778          5,505,101            (88,232)
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    JanGlTech         JanIntGroS2         JanIntGro         JanRMgCore
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -             88,485            114,801             27,924
  Mortality and expense risk charges (note 2) ....          (102,074)          (126,957)          (196,266)           (23,826)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (102,074)           (38,472)           (81,465)             4,098
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,325,629          2,482,453         18,235,175            481,643
  Cost of mutual fund shares sold ................        (2,602,131)        (1,975,709)       (16,586,876)          (423,538)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (276,502)           506,744          1,648,299             58,105
  Change in unrealized gain (loss)
   on investments ................................           216,610            995,400            589,513             43,945
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           (59,892)         1,502,144          2,237,812            102,050
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -            117,354
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          (161,966)         1,463,672          2,156,347            223,502
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   JPMSTMidCap        MFSInvGrStS          MFSValS           NBAMTFasc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -                  -             31,883                  -
  Mortality and expense risk charges (note 2) ....           (24,553)          (179,391)          (132,999)           (38,557)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           (24,553)          (179,391)          (101,116)           (38,557)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........           655,907            259,924            820,845            850,111
  Cost of mutual fund shares sold ................          (644,773)          (233,448)          (705,872)          (753,997)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            11,134             26,476            114,973             96,114
  Change in unrealized gain (loss)
   on investments ................................           627,753          1,319,766          1,098,129            214,744
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           638,887          1,346,242          1,213,102            310,858
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -            115,966              9,409
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       614,334          1,166,851          1,227,952            281,710
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    NBAMTGro          NBAMTGuard          NBAMTLMat         NBAMTMCGrS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -             28,549          4,660,011                  -
  Mortality and expense risk charges (note 2) ....        (2,167,272)          (325,295)        (1,765,953)          (104,520)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (2,167,272)          (296,746)         2,894,058           (104,520)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        33,362,434          6,495,956         20,617,826          1,462,084
  Cost of mutual fund shares sold ................       (40,212,541)        (6,510,606)       (20,838,281)        (1,299,313)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........        (6,850,107)           (14,650)          (220,455)           162,771
  Change in unrealized gain (loss)
   on investments ................................        31,630,093          3,494,001         (3,439,057)           877,844
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        24,779,986          3,479,351         (3,659,512)         1,040,615
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        22,612,714          3,182,605           (765,454)           936,095
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    NBAMTPart         NBAMSocRes          OppAggGro           OppBal
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        22,373                  -                  -          1,870,137
  Mortality and expense risk charges (note 2) ....        (2,778,011)           (73,656)          (317,664)        (2,379,925)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (2,755,638)           (73,656)          (317,664)          (509,788)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        42,847,391            519,159          8,250,652         27,537,832
  Cost of mutual fund shares sold ................       (41,350,235)          (467,913)        (7,358,829)       (29,248,951)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,497,156             51,246            891,823         (1,711,119)
  Change in unrealized gain (loss)
   on investments ................................        33,365,174            834,734          3,354,420         16,380,895
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        34,862,330            885,980          4,246,243         14,669,776
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    32,106,692            812,324          3,928,579         14,159,988
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     OppBdFd            OppCapAp          OppCapApS          OppGlSec3
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................         8,926,958            488,116             51,863            662,942
  Mortality and expense risk charges (note 2) ....        (2,488,169)        (2,062,546)          (460,900)          (806,881)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         6,438,789         (1,574,430)          (409,037)          (143,939)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        52,471,079         47,328,869          5,264,491          1,940,227
  Cost of mutual fund shares sold ................       (50,538,175)       (42,762,868)        (4,665,290)        (1,456,382)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,932,904          4,566,001            599,201            483,845
  Change in unrealized gain (loss)
   on investments ................................        (1,313,873)         4,586,750          1,965,925         10,633,377
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           619,031          9,152,751          2,565,126         11,117,222
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         7,057,820          7,578,321          2,156,089         10,973,283
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppGlSec4          OppGlSec           OppGlSecS         OppHighIncS
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $             -          4,757,518            300,449          1,093,997
  Mortality and expense risk charges (note 2) ....          (154,470)        (4,817,918)          (365,269)          (326,210)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (154,470)           (60,400)           (64,820)           767,787
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         1,434,972         92,128,208         15,004,187         26,794,860
  Cost of mutual fund shares sold ................        (1,393,625)       (80,986,307)       (13,559,744)       (27,077,622)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            41,347         11,141,901          1,444,443           (282,762)
  Change in unrealized gain (loss)
   on investments ................................         3,855,272         44,895,759          1,590,523          1,095,881
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         3,896,619         56,037,660          3,034,966            813,119
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     3,742,149         55,977,260          2,970,146          1,580,906
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    OppMSFund          OppMSFundS        OppMSSmCapS         PVTGroInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           284,930            107,084                  -             37,021
  Mortality and expense risk charges (note 2) ....          (449,741)          (346,660)          (126,485)           (58,411)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (164,811)          (239,576)          (126,485)           (21,390)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         6,339,130          1,067,019          1,483,951            274,184
  Cost of mutual fund shares sold ................        (5,186,125)          (920,127)        (1,192,463)          (243,984)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,153,005            146,892            291,488             30,200
  Change in unrealized gain (loss)
   on investments ................................         1,451,855          2,150,519          1,492,985            450,774
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,604,860          2,297,411          1,784,473            480,974
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         2,440,049          2,057,835          1,657,988            459,584
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    PVTIntEq            PVTVoyII         SRSTSmCapV           StOpp2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        43,977              3,716                  -                  -
  Mortality and expense risk charges (note 2) ....           (30,837)           (33,145)            (2,659)        (5,786,724)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................            13,140            (29,429)            (2,659)        (5,786,724)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         8,115,816            321,525            271,459         83,776,508
  Cost of mutual fund shares sold ................        (8,016,729)          (302,406)          (276,913)       (96,307,158)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........            99,087             19,119             (5,454)       (12,530,650)
  Change in unrealized gain (loss)
   on investments ................................           130,977            126,894             53,931         84,420,281
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............           230,064            146,013             48,477         71,889,631
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -              7,577                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $       243,204            116,584             53,395         66,102,907
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     StDisc2          VEWrldBdR1           VEWrldBd        VEWrldEMktR1
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................                 -                  -          4,176,621                  -
  Mortality and expense risk charges (note 2) ....        (1,041,720)           (29,371)          (559,471)           (25,826)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................        (1,041,720)           (29,371)         3,617,150            (25,826)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        15,666,268          1,253,406         19,379,024          1,768,445
  Cost of mutual fund shares sold ................       (15,069,624)        (1,220,559)       (17,997,404)        (1,740,547)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           596,644             32,847          1,381,620             27,898
  Change in unrealized gain (loss)
   on investments ................................        10,468,572            416,050         (2,593,789)           947,682
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        11,065,216            448,897         (1,212,169)           975,580
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        10,023,496            419,526          2,404,981            949,754
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   VEWrldEMkt         VEWrldHAsR1         VEWrldHAs         VKCorPlus2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $       288,655                  -            198,616            169,663
  Mortality and expense risk charges (note 2) ....          (569,248)           (46,335)          (591,739)           (72,309)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (280,593)           (46,335)          (393,123)            97,354
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        28,695,256          1,260,029         22,029,034            486,989
  Cost of mutual fund shares sold ................       (20,693,967)        (1,065,169)       (15,011,137)          (479,646)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         8,001,289            194,860          7,017,897              7,343
  Change in unrealized gain (loss)
   on investments ................................            80,757          1,050,968          1,481,464             15,716
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         8,082,046          1,245,828          8,499,361             23,059
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -             10,305
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $     7,801,453          1,199,493          8,106,238            130,718
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     VKEmMkt            VKEmMkt2         VKUSRealEst       VKUSRealEst2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................         1,363,135            269,914          2,485,701            370,137
  Mortality and expense risk charges (note 2) ....          (265,275)           (55,209)        (2,138,593)          (369,412)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         1,097,860            214,705            347,108                725
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        13,177,317          3,746,097         34,157,662          2,102,180
  Cost of mutual fund shares sold ................       (11,815,580)        (3,765,444)       (26,030,993)        (1,721,200)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........         1,361,737            (19,347)         8,126,669            380,980
  Change in unrealized gain (loss)
   on investments ................................        (1,960,295)          (140,782)        36,356,899          7,721,914
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............          (598,558)          (160,129)        44,483,568          8,102,894
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           637,064            126,283          2,893,723            436,261
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         1,136,366            180,859         47,724,399          8,539,880
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                   VicDivrStk         VISLgCapGr2       VISLgCapVal2         VISModGr2
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $         2,552              2,290              3,117             34,800
  Mortality and expense risk charges (note 2) ....            (2,524)            (2,683)            (2,358)           (17,153)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................                28               (393)               759             17,647
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........            10,741              3,143              1,983            103,142
  Cost of mutual fund shares sold ................           (10,035)            (3,257)            (1,940)          (103,223)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........               706               (114)                43                (81)
  Change in unrealized gain (loss)
   on investments ................................            22,689             25,527             31,955            174,078
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            23,395             25,413             31,998            173,997
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $        23,423             25,020             32,757            191,644
                                                     ===============    ===============    ===============    ===============

Investment activity:                                   WFLrgCoGro
                                                     ---------------
  Reinvested dividends ...........................                 -
  Mortality and expense risk charges (note 2) ....                 -
                                                     ---------------
    Net investment income (loss) .................                 -
                                                     ---------------
  Proceeds from mutual fund shares sold ..........                 -
  Cost of mutual fund shares sold ................                 -
                                                     ---------------
    Realized gain (loss) on investments ..........                 -
  Change in unrealized gain (loss)
   on investments ................................                (6)
                                                     ---------------
    Net gain (loss) on investments ...............                (6)
                                                     ---------------
  Reinvested capital gains .......................                 -
                                                     ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....                (6)
                                                     ===============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                   Total                               AIMBValue2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      8,755,750          1,145,159           (366,421)           (34,841)
  Realized gain (loss) on investments ............      (206,194,894)      (683,847,572)           293,768             23,045
  Change in unrealized gain (loss)
    on investments ...............................     1,194,457,434      2,937,696,419          2,550,969            813,316
  Reinvested capital gains .......................        80,108,858          3,911,813                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................     1,077,127,148      2,258,905,819          2,478,316            801,520
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................     2,540,592,967      1,225,693,306         24,105,254          8,599,452
  Transfers between funds ........................                 -                  -            540,623            651,528
  Redemptions (note 3) ...........................    (2,242,075,967)    (2,059,083,438)        (1,224,048)           (62,080)
  Annuity benefits ...............................        (2,254,579)        (2,460,799)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................        (5,543,977)        (5,978,458)            (2,105)               (16)
  Contingent deferred sales charges
    (note 2) .....................................        (9,869,025)       (11,068,102)           (21,677)              (219)
  Adjustments to maintain reserves ...............          (118,330)          (639,590)              (743)               (77)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       280,731,089       (853,537,081)        23,397,304          9,188,588
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............     1,357,858,237      1,405,368,738         25,875,620          9,990,108
Contract owners' equity beginning
  of period ......................................    11,391,384,498      9,986,015,760          9,990,108                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $ 12,749,242,735     11,391,384,498         35,865,728          9,990,108
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................       558,302,662        572,168,965            725,730                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................       374,986,744        531,445,699          2,125,251            749,513
  Units redeemed .................................      (296,234,652)      (545,312,002)          (478,169)           (23,783)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................       637,054,754        558,302,662          2,372,812            725,730
                                                    ================   ================   ================   ================

                                                                 AIMCapAp2                            AIMCapDev2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (82,905)           (11,910)          (108,698)            (7,603)
  Realized gain (loss) on investments ............            40,860             34,912            169,753              1,527
  Change in unrealized gain (loss)
    on investments ...............................           419,004            191,406            973,996            170,284
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           376,959            214,408          1,035,051            164,208
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,944,033          2,520,568          7,623,972          2,014,870
  Transfers between funds ........................         6,119,491             54,490            367,437             26,675
  Redemptions (note 3) ...........................          (400,228)           (40,561)          (437,890)           (26,084)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (515)                 -               (345)                (1)
  Contingent deferred sales charges
    (note 2) .....................................            (5,695)               (13)            (2,870)                 -
  Adjustments to maintain reserves ...............              (253)             1,087               (376)               740
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        10,656,833          2,535,571          7,549,928          2,016,200
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        11,033,792          2,749,979          8,584,979          2,180,408
Contract owners' equity beginning
  of period ......................................         2,749,979                  -          2,180,408                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        13,783,771          2,749,979         10,765,387          2,180,408
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           208,483                  -            156,782                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           898,270            658,801            879,116            165,975
  Units redeemed .................................          (111,631)          (450,318)          (354,162)            (9,193)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           995,122            208,483            681,736            156,782
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 AlgerBal                             AlgMidCapGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $            346                  -             (1,312)                (4)
  Realized gain (loss) on investments ............              (261)                 -            (10,915)                 -
  Change in unrealized gain (loss)
    on investments ...............................             3,212                  -             22,074                403
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             3,297                  -              9,847                399
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           123,732                  -            172,258                  -
  Transfers between funds ........................             3,361                  -             18,344             23,343
  Redemptions (note 3) ...........................              (395)                 -             (9,124)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                (4)                 -                 (7)                 4
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           126,694                  -            181,471             23,347
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           129,991                  -            191,318             23,746
Contract owners' equity beginning
  of period ......................................                 -                  -             23,746                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $        129,991                  -            215,064             23,746
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -              2,204                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            12,236                  -             46,613              2,204
  Units redeemed .................................              (359)                 -            (30,907)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            11,877                  -             17,910              2,204
                                                    ================   ================   ================   ================

                                                                 AlGrIncB                             AISmCapValB
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (175,212)           (63,686)          (103,760)           (14,852)
  Realized gain (loss) on investments ............           389,642            509,272            219,256             21,787
  Change in unrealized gain (loss)
    on investments ...............................         1,664,490          1,014,900            829,154            431,139
  Reinvested capital gains .......................                 -                  -            163,128              2,819
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,878,920          1,460,486          1,107,778            440,893
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        12,162,167         16,400,499          3,598,686          3,596,318
  Transfers between funds ........................        (2,995,885)        (3,463,845)           275,194            132,802
  Redemptions (note 3) ...........................        (1,174,703)          (182,453)          (582,002)           (41,417)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,307)                (3)              (321)                (1)
  Contingent deferred sales charges
    (note 2) .....................................           (25,562)            (2,385)           (18,884)              (274)
  Adjustments to maintain reserves ...............              (345)             3,559              1,216              1,838
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,964,365         12,755,372          3,273,889          3,689,266
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         9,843,285         14,215,858          4,381,667          4,130,159
Contract owners' equity beginning
  of period ......................................        14,215,858                  -          4,130,159                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        24,059,143         14,215,858          8,511,826          4,130,159
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,055,483                  -            282,978                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,033,768          1,455,917            325,659            302,988
  Units redeemed .................................          (457,212)          (400,434)          (111,264)           (20,010)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,632,039          1,055,483            497,373            282,978
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  ACVPBal                              ACVPCapAp
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        390,154          1,361,476         (1,701,579)        (1,810,320)
  Realized gain (loss) on investments ............        (3,116,280)        (5,263,943)       (42,099,548)       (44,539,708)
  Change in unrealized gain (loss)
    on investments ...............................        11,608,063         21,896,981         50,766,798         69,567,337
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,881,937         17,994,514          6,965,671         23,217,309
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,735,582          4,510,391          4,434,221          4,567,839
  Transfers between funds ........................         3,118,452          8,719,564         (6,124,642)        (5,906,316)
  Redemptions (note 3) ...........................       (23,416,604)       (19,226,335)       (22,302,488)       (20,772,557)
  Annuity benefits ...............................           (31,991)           (27,043)           (29,762)           (33,207)
  Annual contract maintenance charges
    (note 2) .....................................           (57,310)           (61,042)          (104,180)          (122,986)
  Contingent deferred sales charges
    (note 2) .....................................           (77,478)          (110,064)           (95,630)          (125,947)
  Adjustments to maintain reserves ...............             5,624            (10,529)            (7,246)             9,856
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (15,723,725)        (6,205,058)       (24,229,727)       (22,383,318)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (6,841,788)        11,789,456        (17,264,056)           833,991
Contract owners' equity beginning
  of period ......................................       118,357,668        106,568,212        141,818,128        140,984,137
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    111,515,880        118,357,668        124,554,072        141,818,128
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         6,309,606          6,701,595          6,916,987          8,313,614
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           811,243          1,401,160            374,706            712,702
  Units redeemed .................................        (1,644,278)        (1,793,149)        (1,639,177)        (2,109,329)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,476,571          6,309,606          5,652,516          6,916,987
                                                    ================   ================   ================   ================

                                                                 ACVPIncGr                            ACVPIncGr2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................            79,915            (47,368)           (66,739)           (25,409)
  Realized gain (loss) on investments ............         3,596,047         (5,789,360)           325,462             27,356
  Change in unrealized gain (loss)
    on investments ...............................         1,838,539         16,389,347            994,683            559,852
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,514,501         10,552,619          1,253,406            561,799
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,181,805          2,880,031          6,963,658          5,495,254
  Transfers between funds ........................        (3,362,838)        12,107,200           (354,510)           896,167
  Redemptions (note 3) ...........................       (10,583,186)        (8,099,036)          (573,246)          (137,741)
  Annuity benefits ...............................            (9,824)            (5,418)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (28,003)           (26,624)            (1,082)                (3)
  Contingent deferred sales charges
    (note 2) .....................................           (52,777)           (63,220)            (8,612)              (215)
  Adjustments to maintain reserves ...............             2,182               (546)              (845)               (11)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (10,852,641)         6,792,387          6,025,363          6,253,451
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,338,140)        17,345,006          7,278,769          6,815,250
Contract owners' equity beginning
  of period ......................................        58,313,662         40,968,656          6,815,250                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        52,975,522         58,313,662         14,094,019          6,815,250
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,714,030          5,125,581            513,470                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,723,859          5,091,700            711,197            575,001
  Units redeemed .................................        (2,782,979)        (4,503,251)          (259,797)           (61,531)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,654,910          5,714,030            964,870            513,470
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                ACVPInflaPro                            ACVPInt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        669,734             12,611           (593,525)          (460,945)
  Realized gain (loss) on investments ............            48,649             (3,770)           446,147         (5,299,510)
  Change in unrealized gain (loss)
    on investments ...............................           831,684            132,174          9,479,507         22,469,297
  Reinvested capital gains .......................            14,793              2,720                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,564,860            143,735          9,332,129         16,708,842
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        31,333,293          9,213,906              7,466              9,897
  Transfers between funds ........................        15,186,486          4,622,069         (5,081,772)        (9,348,431)
  Redemptions (note 3) ...........................        (4,098,201)          (424,726)       (14,647,791)       (14,207,152)
  Annuity benefits ...............................                 -                  -            (28,663)           (50,997)
  Annual contract maintenance charges
    (note 2) .....................................            (3,839)              (468)           (39,137)           (47,429)
  Contingent deferred sales charges
    (note 2) .....................................           (20,520)              (440)           (59,251)           (90,365)
  Adjustments to maintain reserves ...............            (8,303)               921             (1,919)          (286,628)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        42,388,916         13,411,262        (19,851,067)       (24,021,105)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        43,953,776         13,554,997        (10,518,938)        (7,312,263)
Contract owners' equity beginning
  of period ......................................        13,554,997                  -         86,647,528         93,959,791
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     57,508,773         13,554,997         76,128,590         86,647,528
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,303,256                  -          6,008,220          7,997,923
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         5,595,053          1,653,302                  -              2,388
  Units redeemed .................................        (1,591,451)          (350,046)        (1,353,189)        (1,992,091)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,306,858          1,303,256          4,655,031          6,008,220
                                                    ================   ================   ================   ================

                                                                 ACVPInt2                              ACVPInt3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (38,613)           (42,308)          (193,235)          (119,864)
  Realized gain (loss) on investments ............           128,408          1,879,487            908,841         (1,557,756)
  Change in unrealized gain (loss)
    on investments ...............................           224,269             80,520          2,459,291          5,934,876
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           314,064          1,917,699          3,174,897          4,257,256
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,128,566          2,389,495          4,251,184          4,457,402
  Transfers between funds ........................        (1,701,801)          (196,910)         1,053,862          3,286,987
  Redemptions (note 3) ...........................          (633,435)        (1,018,281)        (4,740,509)        (3,411,449)
  Annuity benefits ...............................                 -                  -             (2,611)              (268)
  Annual contract maintenance charges
    (note 2) .....................................              (408)                 -            (10,973)            (9,058)
  Contingent deferred sales charges
    (note 2) .....................................            (1,866)              (544)           (32,297)           (23,527)
  Adjustments to maintain reserves ...............              (573)               (28)            (6,441)           244,074
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (209,517)         1,173,732            512,215          4,544,161
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           104,547          3,091,431          3,687,112          8,801,417
Contract owners' equity beginning
  of period ......................................         3,091,431                  -         24,032,865         15,231,448
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         3,195,978          3,091,431         27,719,977         24,032,865
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           238,887                  -          2,431,962          1,893,970
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,006,256         11,361,060          1,009,940          2,494,822
  Units redeemed .................................        (1,026,793)       (11,122,173)          (972,578)        (1,956,830)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           218,350            238,887          2,469,324          2,431,962
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  ACVPInt4                           ACVPUltra
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (27,634)                 -            (88,337)           (48,005)
  Realized gain (loss) on investments ............             8,091                  -            237,222            439,723
  Change in unrealized gain (loss)
    on investments ...............................           613,383                  -            415,551            394,262
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           593,840                  -            564,436            785,980
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,797,174                  -            528,649            331,587
  Transfers between funds ........................         1,227,579                  -          1,356,189          4,197,145
  Redemptions (note 3) ...........................           (62,275)                 -         (1,090,912)          (611,900)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (110)                 -             (2,359)            (1,050)
  Contingent deferred sales charges
    (note 2) .....................................              (515)                 -             (5,330)            (2,389)
  Adjustments to maintain reserves ...............            (4,764)                 -                205                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         4,957,089                  -            786,442          3,913,393
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,550,929                  -          1,350,878          4,699,373
Contract owners' equity beginning
  of period ......................................                 -                  -          5,850,738          1,151,365
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      5,550,929                  -          7,201,616          5,850,738
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            596,069            144,545
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           527,897                  -            479,896          1,551,197
  Units redeemed .................................           (34,377)                 -           (404,121)        (1,099,673)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           493,520                  -            671,844            596,069
                                                    ================   ================   ================   ================

                                                                ACVPUltra2                              ACVPVal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (135,786)           (13,095)          (552,682)          (380,537)
  Realized gain (loss) on investments ............           146,669                396          2,965,468         (5,691,230)
  Change in unrealized gain (loss)
    on investments ...............................           656,117            181,580         17,048,764         41,317,833
  Reinvested capital gains .......................                 -                  -          1,416,862                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           667,000            168,881         20,878,412         35,246,066
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,684,398          2,556,760          8,633,806          8,033,986
  Transfers between funds ........................          (197,504)           470,963         25,104,058           (965,154)
  Redemptions (note 3) ...........................          (704,354)           (20,398)       (38,068,619)       (28,566,165)
  Annuity benefits ...............................                 -                  -            (59,346)           (54,476)
  Annual contract maintenance charges
    (note 2) .....................................              (577)                (2)           (72,139)           (68,975)
  Contingent deferred sales charges
    (note 2) .....................................           (12,155)                (7)          (145,380)          (175,495)
  Adjustments to maintain reserves ...............              (291)               (24)             9,985            (10,118)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,769,517          3,007,292         (4,597,635)       (21,806,397)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,436,517          3,176,173         16,280,777         13,439,669
Contract owners' equity beginning
  of period ......................................         3,176,173                  -        164,906,597        151,466,928
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        11,612,690          3,176,173        181,187,374        164,906,597
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           251,964                  -          9,070,068         10,608,306
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,116,559            257,215          3,883,849          5,187,946
  Units redeemed .................................          (535,351)            (5,251)        (4,119,211)        (6,726,184)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           833,172            251,964          8,834,706          9,070,068
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 ACVPVal2                               AmerGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (258,615)           (40,372)          (188,962)          (165,688)
  Realized gain (loss) on investments ............           192,641             10,708           (227,706)          (550,620)
  Change in unrealized gain (loss)
    on investments ...............................         3,537,129          1,053,828          2,502,441          6,168,902
  Reinvested capital gains .......................           129,508                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,600,663          1,024,164          2,085,773          5,452,594
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        25,680,889         10,088,038            272,659            251,768
  Transfers between funds ........................         3,023,353            983,084            (51,887)          (119,978)
  Redemptions (note 3) ...........................        (2,533,961)          (259,515)        (2,282,777)        (1,524,664)
  Annuity benefits ...............................                 -                  -            (12,930)           (10,705)
  Annual contract maintenance charges
    (note 2) .....................................            (2,426)                (4)            (7,670)            (8,690)
  Contingent deferred sales charges
    (note 2) .....................................           (26,765)              (815)            (4,557)            (2,599)
  Adjustments to maintain reserves ...............            (5,922)               890               (673)               218
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        26,135,168         10,811,678         (2,087,835)        (1,414,650)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        29,735,831         11,835,842             (2,062)         4,037,944
Contract owners' equity beginning
  of period ......................................        11,835,842                  -         20,262,434         16,224,490
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     41,571,673         11,835,842         20,260,372         20,262,434
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           875,072                  -            365,065            395,501
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,465,772            929,149              9,955             10,871
  Units redeemed .................................          (605,151)           (54,077)           (46,806)           (41,307)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,735,693            875,072            328,214            365,065
                                                    ================   ================   ================   ================

                                                                AmerHiIncBd                            AmerUSGvt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           108,941            186,737             96,262             69,720
  Realized gain (loss) on investments ............            34,654            340,022                  5             41,606
  Change in unrealized gain (loss)
    on investments ...............................            36,406            (48,088)           (33,917)           (73,842)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           180,001            478,671             62,350             37,484
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            38,596             54,870             34,450             41,380
  Transfers between funds ........................          (176,678)           937,484            (53,030)          (154,831)
  Redemptions (note 3) ...........................          (667,982)          (133,231)          (485,727)          (274,258)
  Annuity benefits ...............................            (7,605)            (6,707)            (5,362)            (5,491)
  Annual contract maintenance charges
    (note 2) .....................................            (1,054)            (1,180)            (1,856)            (2,082)
  Contingent deferred sales charges
    (note 2) .....................................              (506)              (791)              (596)              (893)
  Adjustments to maintain reserves ...............            (2,348)               624               (482)                93
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (817,577)           851,069           (512,603)          (396,082)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (637,576)         1,329,740           (450,253)          (358,598)
Contract owners' equity beginning
  of period ......................................         2,735,358          1,405,618          2,943,370          3,301,968
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         2,097,782          2,735,358          2,493,117          2,943,370
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................            79,839             52,094            110,931            125,824
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            52,180            406,111              1,330             25,885
  Units redeemed .................................           (75,573)          (378,366)           (20,279)           (40,778)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            56,446             79,839             91,982            110,931
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  ChScMM                                CSGPVen
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (1,893)              (659)           (83,636)           (83,532)
  Realized gain (loss) on investments ............                 -                  -            104,628           (348,496)
  Change in unrealized gain (loss)
    on investments ...............................                 -                  -            896,691          2,784,367
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (1,893)              (659)           917,683          2,352,339
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        15,424,537          2,246,518             (3,141)            13,668
  Transfers between funds ........................       (10,162,960)           210,896           (530,645)          (595,919)
  Redemptions (note 3) ...........................        (3,342,613)                 -         (1,124,029)        (1,040,546)
  Annuity benefits ...............................                 -                  -             (3,499)            (6,553)
  Annual contract maintenance charges
    (note 2) .....................................              (180)                 -             (4,160)            (4,707)
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -             (5,461)            (6,203)
  Adjustments to maintain reserves ...............                77                  4              1,817             (9,549)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,918,861          2,457,418         (1,669,118)        (1,649,809)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,916,968          2,456,759           (751,435)           702,530
Contract owners' equity beginning
  of period ......................................         2,456,759                  -          6,844,577          6,142,047
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      4,373,727          2,456,759          6,093,142          6,844,577
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           245,954                  -            665,511            871,300
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,567,310          1,401,383                195                179
  Units redeemed .................................        (2,374,537)        (1,155,429)          (156,701)          (205,968)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           438,727            245,954            509,005            665,511
                                                    ================   ================   ================   ================

                                                                 CSIntFoc                              CSSmCapGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (199,452)          (457,453)        (1,848,725)        (1,721,738)
  Realized gain (loss) on investments ............         1,351,221         (2,321,019)           488,475        (16,021,800)
  Change in unrealized gain (loss)
    on investments ...............................         4,661,228         16,520,165         12,529,380         66,528,895
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,812,997         13,741,693         11,169,130         48,785,357
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             1,792             13,763          4,965,162          4,964,778
  Transfers between funds ........................        (1,724,044)        (3,927,479)        (6,551,814)         1,710,292
  Redemptions (note 3) ...........................       (10,619,720)        (9,052,557)       (26,760,718)       (21,917,446)
  Annuity benefits ...............................           (21,076)           (18,905)           (18,619)           (20,724)
  Annual contract maintenance charges
    (note 2) .....................................           (22,294)           (25,396)           (74,555)           (78,593)
  Contingent deferred sales charges
    (note 2) .....................................           (31,366)           (48,600)          (116,401)          (148,332)
  Adjustments to maintain reserves ...............             2,286           (124,417)             5,890             16,370
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (12,414,422)       (13,183,591)       (28,551,055)       (15,473,655)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (6,601,425)           558,102        (17,381,925)        33,311,702
Contract owners' equity beginning
  of period ......................................        54,827,175         54,269,073        147,186,504        113,874,802
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        48,225,750         54,827,175        129,804,579        147,186,504
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,366,505          6,977,625          8,999,069         10,206,558
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................               284                201          1,285,028          3,174,699
  Units redeemed .................................        (1,197,862)        (1,611,321)        (3,030,029)        (4,382,188)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,168,927          5,366,505          7,254,068          8,999,069
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                DrySmCapIxS                            DrySRGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (279,817)          (104,149)        (1,169,965)        (1,475,364)
  Realized gain (loss) on investments ............         1,523,734          2,313,459        (13,104,448)       (16,758,476)
  Change in unrealized gain (loss)
    on investments ...............................         4,462,477          1,155,570         19,664,540         44,374,048
  Reinvested capital gains .......................         1,001,952            136,675                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         6,708,346          3,501,555          5,390,127         26,140,208
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        12,675,206          5,435,256          6,722,181          7,366,583
  Transfers between funds ........................         8,271,119         16,382,008        (11,706,310)         1,250,672
  Redemptions (note 3) ...........................        (3,945,775)        (1,679,336)       (19,896,818)       (16,654,740)
  Annuity benefits ...............................               (55)               (34)           (21,242)           (34,240)
  Annual contract maintenance charges
    (note 2) .....................................            (7,613)            (2,619)          (107,151)          (120,161)
  Contingent deferred sales charges
    (note 2) .....................................           (26,843)            (5,568)          (145,788)          (163,216)
  Adjustments to maintain reserves ...............            (4,611)              (329)             4,943            (47,676)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        16,961,428         20,129,378        (25,150,185)        (8,402,778)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        23,669,774         23,630,933        (19,760,058)        17,737,430
Contract owners' equity beginning
  of period ......................................        27,177,377          3,546,444        135,642,436        117,905,006
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     50,847,151         27,177,377        115,882,378        135,642,436
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,490,303            466,308          6,701,628          7,243,408
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         3,697,905          7,851,360            630,690          1,464,794
  Units redeemed .................................        (2,525,415)        (5,827,365)        (1,886,439)        (2,006,574)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,662,793          2,490,303          5,445,879          6,701,628
                                                    ================   ================   ================   ================

                                                                  DryStkIx                             DryStkIxS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................         2,924,607            899,453            107,530              8,794
  Realized gain (loss) on investments ............       (54,966,397)      (101,266,417)           885,752             15,178
  Change in unrealized gain (loss)
    on investments ...............................       114,295,779        273,408,147          4,118,592          1,424,407
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        62,253,989        173,041,183          5,111,874          1,448,379
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        30,557,359         30,731,676         47,248,004         18,238,285
  Transfers between funds ........................       (22,625,507)       (24,274,689)         2,454,807          1,169,797
  Redemptions (note 3) ...........................      (145,944,850)      (121,985,974)        (3,374,486)          (132,543)
  Annuity benefits ...............................          (198,153)          (204,496)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (410,351)          (448,241)            (4,059)                (9)
  Contingent deferred sales charges
    (note 2) .....................................          (768,522)          (919,919)           (32,406)              (344)
  Adjustments to maintain reserves ...............            31,353            (46,248)              (178)               628
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................      (139,358,671)      (117,147,891)        46,291,682         19,275,814
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (77,104,682)        55,893,292         51,403,556         20,724,193
Contract owners' equity beginning
  of period ......................................       797,865,527        741,972,235         20,724,193                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       720,760,845        797,865,527         72,127,749         20,724,193
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        32,699,415         38,520,995          1,563,084                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,431,556         11,400,953          5,040,702          1,630,547
  Units redeemed .................................       (10,083,334)       (17,222,533)        (1,554,584)           (67,463)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        27,047,637         32,699,415          5,049,202          1,563,084
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  DryVIFApp                           DryVIFAppS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        124,976             (3,858)            63,737             30,393
  Realized gain (loss) on investments ............           164,682         (7,595,840)            79,967             16,359
  Change in unrealized gain (loss)
    on investments ...............................         1,904,073         20,107,375            389,974            299,290
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,193,731         12,507,677            533,678            346,042
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,466,326          3,558,370         12,119,894          4,200,157
  Transfers between funds ........................        (2,970,305)        (3,247,030)           552,558            478,871
  Redemptions (note 3) ...........................       (12,964,339)       (11,557,502)          (549,422)           (27,294)
  Annuity benefits ...............................            (7,252)           (25,563)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (38,306)           (43,317)              (586)                (2)
  Contingent deferred sales charges
    (note 2) .....................................           (75,404)           (93,387)            (5,243)                 -
  Adjustments to maintain reserves ...............             5,878            (49,660)              (341)               (25)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (12,583,402)       (11,458,089)        12,116,860          4,651,707
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (10,389,671)         1,049,588         12,650,538          4,997,749
Contract owners' equity beginning
  of period ......................................        74,603,235         73,553,647          4,997,749                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     64,213,564         74,603,235         17,648,287          4,997,749
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         6,013,001          7,086,046            396,749                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           975,633          2,300,530          1,167,696            422,181
  Units redeemed .................................        (1,997,834)        (3,373,575)          (207,060)           (25,432)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,990,800          6,013,001          1,357,385            396,749
                                                    ================   ================   ================   ================

                                                               DryVIFDevLdS                          DryVIFGrInc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (64,642)            (5,826)           (71,735)          (240,475)
  Realized gain (loss) on investments ............           137,009              1,620         (2,195,290)        (5,198,024)
  Change in unrealized gain (loss)
    on investments ...............................           212,950            118,384          4,684,653         15,452,052
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           285,317            114,178          2,417,628         10,013,553
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,099,217          1,604,456          2,474,302          2,649,250
  Transfers between funds ........................           (94,830)            89,009         (1,023,582)        (2,140,819)
  Redemptions (note 3) ...........................          (179,212)            (7,101)        (9,580,095)        (6,994,531)
  Annuity benefits ...............................                 -                  -               (226)              (179)
  Annual contract maintenance charges
    (note 2) .....................................              (302)                 -            (31,009)           (33,045)
  Contingent deferred sales charges
    (note 2) .....................................            (2,988)                 -            (58,661)           (69,053)
  Adjustments to maintain reserves ...............               (96)                28              1,285             (3,519)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,821,789          1,686,392         (8,217,986)        (6,591,896)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         3,107,106          1,800,570         (5,800,358)         3,421,657
Contract owners' equity beginning
  of period ......................................         1,800,570                  -         50,161,095         46,739,438
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         4,907,676          1,800,570         44,360,737         50,161,095
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           131,238                  -          4,245,970          4,941,819
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           322,947            132,512            421,266            823,536
  Units redeemed .................................          (126,888)            (1,274)        (1,126,507)        (1,519,385)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           327,297            131,238          3,540,729          4,245,970
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FedAmLeadS                             FedCapApS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (12,050)            (3,109)           (35,486)            (9,124)
  Realized gain (loss) on investments ............            17,677                168             59,775                367
  Change in unrealized gain (loss)
    on investments ...............................           162,667             82,355            130,588            172,896
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           168,294             79,414            154,877            164,139
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,526,181            919,099          1,729,654          1,980,848
  Transfers between funds ........................            47,663              3,771           (440,926)           118,526
  Redemptions (note 3) ...........................           (75,819)            (1,171)          (184,656)            (8,485)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (279)                 -               (214)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (1,983)                 -               (614)               (43)
  Adjustments to maintain reserves ...............               (53)               (20)               (95)               (35)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,495,710            921,679          1,103,149          2,090,811
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,664,004          1,001,093          1,258,026          2,254,950
Contract owners' equity beginning
  of period ......................................         1,001,093                  -          2,254,950                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      2,665,097          1,001,093          3,512,976          2,254,950
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................            77,357                  -            177,660                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           128,870             77,908            131,758            186,808
  Units redeemed .................................           (14,515)              (551)           (47,244)            (9,148)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           191,712             77,357            262,174            177,660
                                                    ================   ================   ================   ================

                                                                 FedQualBd                            FedQualBdS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           868,253            763,352            434,340            (70,429)
  Realized gain (loss) on investments ............          (168,474)           844,114           (136,254)            (8,124)
  Change in unrealized gain (loss)
    on investments ...............................          (375,080)          (644,866)          (139,481)           221,945
  Reinvested capital gains .......................           273,895                  -            198,383                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           598,594            962,600            356,988            143,392
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,073,840          1,850,868         23,300,748         17,816,853
  Transfers between funds ........................        (2,922,787)        12,936,110         (2,128,691)          (653,933)
  Redemptions (note 3) ...........................        (7,962,886)        (8,870,414)        (1,516,331)          (210,464)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (10,422)           (12,598)            (2,131)                (1)
  Contingent deferred sales charges
    (note 2) .....................................           (33,122)           (48,710)           (31,004)            (1,296)
  Adjustments to maintain reserves ...............             2,189                (91)              (783)            (1,103)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (9,853,188)         5,855,165         19,621,808         16,950,056
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (9,254,594)         6,817,765         19,978,796         17,093,448
Contract owners' equity beginning
  of period ......................................        34,160,926         27,343,161         17,093,448                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        24,906,332         34,160,926         37,072,244         17,093,448
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         3,097,044          2,559,029          1,665,638                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           794,244          3,989,954          3,672,219          1,887,702
  Units redeemed .................................        (1,682,362)        (3,451,939)        (1,789,271)          (222,064)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,208,926          3,097,044          3,548,586          1,665,638
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPEI                              FidVIPEI2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      3,013,617          5,760,266           (418,036)           (92,822)
  Realized gain (loss) on investments ............        (2,155,951)       (38,413,192)           124,801              6,220
  Change in unrealized gain (loss)
    on investments ...............................        98,829,939        301,584,585          7,186,414          2,486,962
  Reinvested capital gains .......................         4,312,706                  -            126,654                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................       104,000,311        268,931,659          7,019,833          2,400,360
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        31,991,141         31,094,431         59,253,470         22,964,979
  Transfers between funds ........................         7,252,263          4,439,036          3,033,295          1,669,692
  Redemptions (note 3) ...........................      (211,055,975)      (190,620,021)        (4,607,572)          (406,402)
  Annuity benefits ...............................          (239,397)          (235,593)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (536,218)          (577,565)            (3,873)               (19)
  Contingent deferred sales charges
    (note 2) .....................................          (676,775)          (940,004)           (35,922)            (1,932)
  Adjustments to maintain reserves ...............            13,111           (105,987)              (278)               (58)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................      (173,251,850)      (156,945,703)        57,639,120         24,226,260
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (69,251,539)       111,985,956         64,658,953         26,626,620
Contract owners' equity beginning
  of period ......................................     1,173,769,509      1,061,783,553         26,626,620                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $  1,104,517,970      1,173,769,509         91,285,573         26,626,620
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        35,119,867         41,305,904          1,963,742                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,788,063          5,581,974          5,059,567          2,033,172
  Units redeemed .................................        (8,279,535)       (11,768,011)          (888,995)           (69,430)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        29,628,395         35,119,867          6,134,314          1,963,742
                                                    ================   ================   ================   ================

                                                                 FidVIPGr                              FidVIPGr2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................       (11,644,375)       (11,721,759)          (467,574)           (53,752)
  Realized gain (loss) on investments ............      (108,638,316)      (161,116,816)           381,703             14,973
  Change in unrealized gain (loss)
    on investments ...............................       136,741,119        473,266,921            581,424            935,478
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        16,458,428        300,428,346            495,553            896,699
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        41,879,741         43,028,978         30,924,735         12,793,489
  Transfers between funds ........................       (48,685,988)       (24,497,642)        (2,233,823)         1,098,810
  Redemptions (note 3) ...........................      (192,968,575)      (180,070,426)        (2,119,423)          (207,858)
  Annuity benefits ...............................          (330,057)          (370,148)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (734,109)          (825,284)            (2,210)               (21)
  Contingent deferred sales charges
    (note 2) .....................................          (953,919)        (1,073,247)           (21,594)            (1,059)
  Adjustments to maintain reserves ...............          (164,387)          (317,650)              (999)              (137)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................      (201,957,294)      (164,125,419)        26,546,686         13,683,224
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............      (185,498,866)       136,302,927         27,042,239         14,579,923
Contract owners' equity beginning
  of period ......................................     1,208,544,502      1,072,241,575         14,579,923                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............     1,023,045,636      1,208,544,502         41,622,162         14,579,923
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        30,857,133         36,598,859          1,072,088                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,053,012          7,614,291          3,418,659          1,148,122
  Units redeemed .................................        (8,002,460)       (13,356,017)        (1,475,593)           (76,034)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        24,907,685         30,857,133          3,015,154          1,072,088
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 FidVIPHI                              FidVIPOv
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     17,667,134         13,997,380           (194,021)          (707,369)
  Realized gain (loss) on investments ............        18,405,813         18,265,268          4,458,572         (5,391,469)
  Change in unrealized gain (loss)
    on investments ...............................       (18,406,950)        27,266,743         14,986,864         64,005,737
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        17,665,997         59,529,391         19,251,415         57,906,899
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         6,548,801          7,119,822              3,636             14,023
  Transfers between funds ........................       (23,072,129)        39,314,844         (5,469,732)        (9,572,345)
  Redemptions (note 3) ...........................       (55,935,422)       (54,296,724)       (29,467,531)       (27,194,787)
  Annuity benefits ...............................           (51,197)           (51,761)           (33,870)           (45,846)
  Annual contract maintenance charges
    (note 2) .....................................           (97,922)          (114,972)          (108,125)          (116,880)
  Contingent deferred sales charges
    (note 2) .....................................          (154,112)          (226,171)           (98,926)          (119,724)
  Adjustments to maintain reserves ...............             9,900            (27,821)             3,792           (700,295)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (72,752,081)        (8,282,783)       (35,170,756)       (37,735,854)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (55,086,084)        51,246,608        (15,919,341)        20,171,045
Contract owners' equity beginning
  of period ......................................       283,379,631        232,133,023        188,095,693        167,924,648
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    228,293,547        283,379,631        172,176,352        188,095,693
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        16,497,401         17,053,114         10,235,114         12,965,489
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         7,377,559         21,585,210                  -              1,213
  Units redeemed .................................       (11,773,946)       (22,140,923)        (1,902,304)        (2,731,588)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        12,101,014         16,497,401          8,332,810         10,235,114
                                                    ================   ================   ================   ================

                                                                 FidVIPOvR                            FidVIPOvS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (145,954)          (160,204)           (50,976)           (48,090)
  Realized gain (loss) on investments ............         1,599,233           (636,655)           593,459          1,906,531
  Change in unrealized gain (loss)
    on investments ...............................         3,992,028         10,460,655            271,058            454,442
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,445,307          9,663,796            813,541          2,312,883
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,410,670          6,725,367          6,239,790          4,726,099
  Transfers between funds ........................        13,289,815         11,300,939         (7,953,260)         4,191,045
  Redemptions (note 3) ...........................       (10,021,565)        (4,783,449)          (794,253)           (85,521)
  Annuity benefits ...............................              (227)               (52)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (18,065)           (11,352)              (600)               (15)
  Contingent deferred sales charges
    (note 2) .....................................           (46,299)           (26,095)            (9,423)            (1,244)
  Adjustments to maintain reserves ...............             3,397            633,597                328                 47
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        10,617,726         13,838,955         (2,517,418)         8,830,411
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        16,063,033         23,502,751         (1,703,877)        11,143,294
Contract owners' equity beginning
  of period ......................................        38,902,404         15,399,653         11,143,294                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        54,965,437         38,902,404          9,439,417         11,143,294
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         3,556,585          1,991,220            759,076                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,818,984          2,903,947            876,711          9,510,825
  Units redeemed .................................        (1,892,190)        (1,338,582)        (1,056,474)        (8,751,749)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,483,379          3,556,585            579,313            759,076
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPOvS2R                            FidVIPAM
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (92,682)                 -          6,268,238         10,420,754
  Realized gain (loss) on investments ............            85,738                  -        (12,208,798)       (12,815,600)
  Change in unrealized gain (loss)
    on investments ...............................         1,821,536                  -         21,452,930         68,241,863
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,814,592                  -         15,512,370         65,847,017
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,474,979                  -         12,634,070         12,610,094
  Transfers between funds ........................         4,175,751                  -        (14,794,414)         6,505,966
  Redemptions (note 3) ...........................          (350,421)                 -        (75,046,362)       (74,974,666)
  Annuity benefits ...............................                 -                  -            (81,199)          (111,699)
  Annual contract maintenance charges
    (note 2) .....................................              (196)                 -           (245,370)          (283,081)
  Contingent deferred sales charges
    (note 2) .....................................            (1,115)                 -           (213,800)          (299,557)
  Adjustments to maintain reserves ...............              (136)                 -             29,657            (18,231)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        14,298,862                  -        (77,717,418)       (56,571,174)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        16,113,454                  -        (62,205,048)         9,275,843
Contract owners' equity beginning
  of period ......................................                 -                  -        450,425,568        441,149,725
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     16,113,454                  -        388,220,520        450,425,568
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -         18,528,814         21,172,985
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,903,633                  -            893,001          1,819,855
  Units redeemed .................................          (447,950)                 -         (4,277,142)        (4,464,026)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,455,683                  -         15,144,673         18,528,814
                                                    ================   ================   ================   ================

                                                                 FidVIPCon                            FidVIPCon2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................        (7,091,100)        (5,742,607)          (919,853)           (83,600)
  Realized gain (loss) on investments ............        (1,836,919)       (23,365,257)         1,076,578              1,549
  Change in unrealized gain (loss)
    on investments ...............................       100,203,821        186,282,172         10,692,291          1,755,894
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        91,275,802        157,174,308         10,849,016          1,673,843
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        24,929,526         22,847,700         69,808,498         20,243,463
  Transfers between funds ........................        24,596,526          4,304,481         13,942,836          1,504,549
  Redemptions (note 3) ...........................      (135,175,013)      (113,375,288)        (3,879,378)          (177,592)
  Annuity benefits ...............................           (89,159)          (133,493)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (340,688)          (362,612)            (3,868)                (2)
  Contingent deferred sales charges
    (note 2) .....................................          (526,648)          (713,632)           (49,280)            (1,457)
  Adjustments to maintain reserves ...............            27,061             65,020             (1,802)              (132)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (86,578,395)       (87,367,824)        79,817,006         21,568,829
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         4,697,407         69,806,484         90,666,022         23,242,672
Contract owners' equity beginning
  of period ......................................       721,687,763        651,881,279         23,242,672                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       726,385,170        721,687,763        113,908,694         23,242,672
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        31,289,245         35,826,301          1,746,863                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,081,487          6,935,356          6,981,015          1,805,352
  Units redeemed .................................        (7,736,100)       (11,472,412)        (1,177,387)           (58,489)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        27,634,632         31,289,245          7,550,491          1,746,863
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPIGBdS                           FidVIPIGBd2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        118,292            (14,418)           198,451            (51,762)
  Realized gain (loss) on investments ............          (133,298)             3,034            (53,849)           (10,274)
  Change in unrealized gain (loss)
    on investments ...............................           108,757             56,782            174,828            164,975
  Reinvested capital gains .......................           164,257                  -            433,366                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           258,008             45,398            752,796            102,939
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           854,807            198,081         26,452,930         11,629,078
  Transfers between funds ........................         7,601,882          4,453,526          2,063,116           (277,758)
  Redemptions (note 3) ...........................        (1,926,167)          (224,626)        (1,210,115)          (327,488)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,050)              (203)            (1,477)                (1)
  Contingent deferred sales charges
    (note 2) .....................................            (3,986)              (714)           (13,228)           (12,772)
  Adjustments to maintain reserves ...............               237                 (5)              (372)               244
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         6,524,723          4,426,059         27,290,854         11,011,303
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,782,731          4,471,457         28,043,650         11,114,242
Contract owners' equity beginning
  of period ......................................         4,471,457                  -         11,114,242                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     11,254,188          4,471,457         39,157,892         11,114,242
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           441,619                  -          1,078,745                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,277,425            658,450          3,296,738          1,358,112
  Units redeemed .................................          (639,128)          (216,831)          (673,109)          (279,367)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,079,916            441,619          3,702,374          1,078,745
                                                    ================   ================   ================   ================

                                                                 FidVIPGrOp                           FidVIPMCap2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (351,372)          (245,982)          (617,672)           (58,485)
  Realized gain (loss) on investments ............        (1,061,372)        (9,873,082)           527,059            586,377
  Change in unrealized gain (loss)
    on investments ...............................         3,676,617         21,132,749         10,137,132          1,118,289
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,263,873         11,013,685         10,046,519          1,646,181
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,091,452          2,527,068         45,801,911         12,419,351
  Transfers between funds ........................        (1,872,927)        (2,168,511)         2,192,665           (308,761)
  Redemptions (note 3) ...........................        (7,518,641)        (7,345,216)        (1,681,586)          (246,703)
  Annuity benefits ...............................            (9,967)           (11,212)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (29,983)           (34,055)            (1,968)                (1)
  Contingent deferred sales charges
    (note 2) .....................................           (51,930)           (68,992)           (37,526)              (420)
  Adjustments to maintain reserves ...............            (1,181)           (13,675)            (2,601)               946
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (7,393,177)        (7,114,593)        46,270,895         11,864,412
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,129,304)         3,899,092         56,317,414         13,510,593
Contract owners' equity beginning
  of period ......................................        48,311,589         44,412,497         13,510,593                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        43,182,285         48,311,589         69,828,007         13,510,593
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,119,061          6,029,031            952,250                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           576,726          1,580,451          4,044,868          2,695,157
  Units redeemed .................................        (1,369,398)        (2,490,421)        (1,002,773)        (1,742,907)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         4,326,389          5,119,061          3,994,345            952,250
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                FidVIPValS                            FidVIPValS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (356,877)          (157,302)          (261,146)           (25,757)
  Realized gain (loss) on investments ............         1,222,664          2,980,675            730,356            100,993
  Change in unrealized gain (loss)
    on investments ...............................           971,250          1,254,439          1,542,855            397,656
  Reinvested capital gains .......................            69,618            143,726             36,218             32,128
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,906,655          4,221,538          2,048,283            505,020
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,850,878            868,135         15,944,260          5,373,262
  Transfers between funds ........................         2,774,717         19,908,279         (5,550,319)         4,407,528
  Redemptions (note 3) ...........................        (4,726,637)        (2,568,417)        (1,214,729)          (141,248)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (10,497)            (3,724)            (1,405)               (14)
  Contingent deferred sales charges
    (note 2) .....................................           (21,366)            (7,989)           (21,484)            (1,574)
  Adjustments to maintain reserves ...............             1,056               (447)            (3,186)               (95)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (131,849)        18,195,837          9,153,137          9,637,859
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,774,806         22,417,375         11,201,420         10,142,879
Contract owners' equity beginning
  of period ......................................        23,941,728          1,524,353         10,142,879                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     25,716,534         23,941,728         21,344,299         10,142,879
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,066,461            204,843            612,598                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,489,295          6,628,620          1,337,552            680,886
  Units redeemed .................................        (2,582,521)        (4,767,002)          (789,583)           (68,288)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,973,235          2,066,461          1,160,567            612,598
                                                    ================   ================   ================   ================

                                                                  FHCapAp                              FHCoreEq
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................              (867)                 -             (4,357)                 -
  Realized gain (loss) on investments ............            (1,086)                 -             (4,519)                 -
  Change in unrealized gain (loss)
    on investments ...............................             3,034                  -             31,232                 17
  Reinvested capital gains .......................             3,090                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             4,171                  -             22,356                 17
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            75,024                  -            796,495                600
  Transfers between funds ........................           (24,800)                 -            (21,464)                 -
  Redemptions (note 3) ...........................               (81)                 -            (51,587)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............               (14)                 -            (26,200)                (4)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................            50,129                  -            697,244                596
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............            54,300                  -            719,600                613
Contract owners' equity beginning
  of period ......................................                 -                  -                613                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............            54,300                  -            720,213                613
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -                 56                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................             6,952                  -             94,662                 56
  Units redeemed .................................            (2,301)                 -            (30,916)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................             4,651                  -             63,802                 56
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               FrVIPRisDiv2                          FrVIPSmCapV2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (456,257)           (56,272)          (190,204)           (21,948)
  Realized gain (loss) on investments ............           125,662             10,969             63,694            101,122
  Change in unrealized gain (loss)
    on investments ...............................         5,393,566          1,221,951          3,528,737            549,281
  Reinvested capital gains .......................           576,665             39,627                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,639,636          1,216,275          3,402,227            628,455
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        57,726,882         15,978,753         14,121,242          4,887,948
  Transfers between funds ........................         3,159,303          1,217,237          4,125,655            309,674
  Redemptions (note 3) ...........................        (2,438,592)          (255,661)          (633,242)           (64,881)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,463)                (5)              (891)                (3)
  Contingent deferred sales charges
    (note 2) .....................................           (22,833)            (9,377)           (18,378)            (4,844)
  Adjustments to maintain reserves ...............              (811)               (92)               562                 16
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        58,421,486         16,930,855         17,594,948          5,127,910
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        64,061,122         18,147,130         20,997,175          5,756,365
Contract owners' equity beginning
  of period ......................................        18,147,130                  -          5,756,365                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     82,208,252         18,147,130         26,753,540          5,756,365
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,384,163                  -            401,638                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         5,031,653          1,475,527          1,307,660            601,539
  Units redeemed .................................          (675,609)           (91,364)          (171,666)          (199,901)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,740,207          1,384,163          1,537,632            401,638
                                                    ================   ================   ================   ================

                                                               FrVIPForSec2                          FrVIPForSec3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (45,678)           (28,001)           (40,466)                 -
  Realized gain (loss) on investments ............           796,972            814,838              8,420                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,010,145            411,936          1,541,684                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,761,439          1,198,773          1,509,638                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,875,351          6,498,413          9,473,212                  -
  Transfers between funds ........................        (5,347,016)           633,106          3,268,457                  -
  Redemptions (note 3) ...........................          (426,452)           (44,622)          (172,771)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (627)                (1)              (112)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (5,078)              (560)            (2,062)                 -
  Adjustments to maintain reserves ...............              (355)               (78)               639                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,095,823          7,086,258         12,567,363                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         3,857,262          8,285,031         14,077,001                  -
Contract owners' equity beginning
  of period ......................................         8,285,031                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        12,142,293          8,285,031         14,077,001                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           604,314                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,705,862          4,151,995          1,279,566                  -
  Units redeemed .................................        (1,550,732)        (3,547,681)           (55,972)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           759,444            604,314          1,223,594                  -
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITCVal2                            GVITIntVal2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (30,751)             2,801             26,930             (4,706)
  Realized gain (loss) on investments ............           245,962              7,247             62,280            197,578
  Change in unrealized gain (loss)
    on investments ...............................         3,142,673            492,343            369,281             26,077
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,357,884            502,391            458,491            218,949
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        18,027,903          5,165,089          2,311,520            777,641
  Transfers between funds ........................         8,730,348            549,944           (399,015)            67,995
  Redemptions (note 3) ...........................        (2,004,892)          (123,495)           (75,825)           (16,815)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,118)                 -               (136)                 -
  Contingent deferred sales charges
    (note 2) .....................................           (10,404)               (21)              (688)                 -
  Adjustments to maintain reserves ...............               (78)                34             14,383                (27)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        24,741,759          5,591,551          1,850,239            828,794
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        28,099,643          6,093,942          2,308,730          1,047,743
Contract owners' equity beginning
  of period ......................................         6,093,942                  -          1,047,743                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     34,193,585          6,093,942          3,356,473          1,047,743
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           447,441                  -             77,090                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,043,386            468,772            617,009            938,023
  Units redeemed .................................          (309,318)           (21,331)          (486,257)          (860,933)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,181,509            447,441            207,842             77,090
                                                    ================   ================   ================   ================

                                                                GVITIntVal3                          GVITDMidCapI
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           103,916             (9,831)          (861,257)          (558,577)
  Realized gain (loss) on investments ............           244,394            132,341          4,772,088         (4,983,399)
  Change in unrealized gain (loss)
    on investments ...............................         1,796,096            303,943          7,263,636         23,905,956
  Reinvested capital gains .......................                 -                  -          2,822,175                469
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,144,406            426,453         13,996,642         18,364,449
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           724,862             57,693         23,734,526         11,206,351
  Transfers between funds ........................        13,685,546          2,842,340         11,893,590         19,745,549
  Redemptions (note 3) ...........................        (1,843,183)           (72,976)       (18,134,666)       (14,291,584)
  Annuity benefits ...............................                 -                  -             (1,920)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (3,815)              (191)           (35,803)           (28,629)
  Contingent deferred sales charges
    (note 2) .....................................            (5,005)               (33)           (72,753)           (68,658)
  Adjustments to maintain reserves ...............            12,035                 11             (8,504)            (3,164)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        12,570,440          2,826,844         17,374,470         16,559,865
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        14,714,846          3,253,297         31,371,112         34,924,314
Contract owners' equity beginning
  of period ......................................         3,253,297                  -         93,076,341         58,152,027
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        17,968,143          3,253,297        124,447,453         93,076,341
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           237,590                  -          8,099,016          6,856,576
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,195,916          1,055,523          5,106,990         10,290,659
  Units redeemed .................................          (335,135)          (817,933)        (4,072,199)        (9,048,219)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,098,371            237,590          9,133,807          8,099,016
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITEmMrkts                          GVITEmMrkts2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (7,216)           (11,726)           (53,583)           (20,506)
  Realized gain (loss) on investments ............           138,964           (204,165)           364,812          1,249,893
  Change in unrealized gain (loss)
    on investments ...............................           (37,562)           934,958           (138,538)           190,672
  Reinvested capital gains .......................           101,463                  -            491,257                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           195,649            719,067            663,948          1,420,059
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               (16)                74          4,015,603          3,942,210
  Transfers between funds ........................          (498,207)          (423,715)        (1,945,843)          (112,770)
  Redemptions (note 3) ...........................          (231,793)          (333,350)        (1,438,344)          (448,950)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (842)            (1,170)              (666)                (8)
  Contingent deferred sales charges
    (note 2) .....................................            (1,239)            (1,218)           (10,448)            (1,730)
  Adjustments to maintain reserves ...............               160             (1,681)               103                (34)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (731,937)          (761,060)           620,405          3,378,718
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (536,288)           (41,993)         1,284,353          4,798,777
Contract owners' equity beginning
  of period ......................................         1,746,289          1,788,282          4,798,777                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      1,210,001          1,746,289          6,083,130          4,798,777
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           157,661            263,209            289,997                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................                91             10,452            661,038          7,152,245
  Units redeemed .................................           (66,093)          (116,000)          (642,125)        (6,862,248)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            91,659            157,661            308,910            289,997
                                                    ================   ================   ================   ================

                                                               GVITEmMrkts3                          GVITEmMrkts6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (45,779)           (35,394)            26,282                  -
  Realized gain (loss) on investments ............         1,571,221            521,440              2,545                  -
  Change in unrealized gain (loss)
    on investments ...............................        (1,094,300)         2,006,172            438,528                  -
  Reinvested capital gains .......................         1,600,469                  -            572,275                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,031,611          2,492,218          1,039,630                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,378,227            428,868          4,796,909                  -
  Transfers between funds ........................         8,554,924          8,341,749          2,362,345                  -
  Redemptions (note 3) ...........................        (3,769,371)          (656,493)          (101,231)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (8,051)            (2,449)              (129)                 -
  Contingent deferred sales charges
    (note 2) .....................................           (12,399)            (3,573)            (1,077)                 -
  Adjustments to maintain reserves ...............             2,161              1,947                (13)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         6,145,491          8,110,049          7,056,804                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,177,102         10,602,267          8,096,434                  -
Contract owners' equity beginning
  of period ......................................        12,125,928          1,523,661                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        20,303,030         12,125,928          8,096,434                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           991,282            203,046                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,804,704          1,239,004            833,395                  -
  Units redeemed .................................        (1,403,272)          (450,768)          (143,059)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,392,714            991,282            690,336                  -
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITFHiInc                           GVITGlFin2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      1,639,708            503,941             (4,921)              (177)
  Realized gain (loss) on investments ............           225,294            442,815             35,566             11,321
  Change in unrealized gain (loss)
    on investments ...............................           547,249            182,135             93,238              7,245
  Reinvested capital gains .......................                 -                  -            112,984             79,081
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,412,251          1,128,891            236,867             97,470
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        18,599,213          9,952,487          1,246,677            765,189
  Transfers between funds ........................        (2,742,096)        16,140,852           (439,031)           112,558
  Redemptions (note 3) ...........................        (1,384,253)        (8,005,422)          (119,144)           (16,152)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,728)               (23)              (173)                 -
  Contingent deferred sales charges
    (note 2) .....................................           (19,451)            (4,299)            (5,207)              (921)
  Adjustments to maintain reserves ...............                52               (234)              (142)               100
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        14,451,737         18,083,361            682,980            860,774
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        16,863,988         19,212,252            919,847            958,244
Contract owners' equity beginning
  of period ......................................        19,212,252                  -            958,244                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     36,076,240         19,212,252          1,878,091            958,244
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,610,041                  -             67,705                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,801,647          3,848,194            147,346            108,274
  Units redeemed .................................        (3,618,412)        (2,238,153)          (103,749)           (40,569)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,793,276          1,610,041            111,302             67,705
                                                    ================   ================   ================   ================

                                                                GVITGlFin3                            GVITGlHlth2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................             9,943            (10,558)           (53,370)            (7,623)
  Realized gain (loss) on investments ............           228,520             97,927            (34,913)             4,008
  Change in unrealized gain (loss)
    on investments ...............................           110,943            160,139            186,471           (108,053)
  Reinvested capital gains .......................           342,461            209,325             18,187            230,383
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           691,867            456,833            116,375            118,715
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           242,492             94,079          1,714,468          1,896,411
  Transfers between funds ........................         3,997,076            944,193           (730,219)           224,380
  Redemptions (note 3) ...........................        (1,395,334)          (197,505)          (122,813)            (8,189)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,027)              (590)              (400)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (2,380)            (1,410)            (3,470)               (77)
  Adjustments to maintain reserves ...............               773                (67)               (66)               (14)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,840,600            838,700            857,500          2,112,511
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         3,532,467          1,295,533            973,875          2,231,226
Contract owners' equity beginning
  of period ......................................         2,215,524            919,991          2,231,226                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         5,747,991          2,215,524          3,205,101          2,231,226
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           184,883            107,155            161,686                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           563,523            267,375            178,581            184,411
  Units redeemed .................................          (346,941)          (189,647)          (121,187)           (22,725)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           401,465            184,883            219,080            161,686
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITGlHlth3                           GVITGlHlth6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (122,218)           (64,351)           (31,794)                 -
  Realized gain (loss) on investments ............          (151,465)           567,729            (75,613)                 -
  Change in unrealized gain (loss)
    on investments ...............................           315,721            (79,836)           221,259                  -
  Reinvested capital gains .......................            34,655            758,395                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            76,693          1,181,937            113,852                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           656,691            529,712          3,170,959                  -
  Transfers between funds ........................         3,188,982          4,810,527          1,823,092                  -
  Redemptions (note 3) ...........................        (1,985,148)          (910,267)          (115,774)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (4,026)            (2,327)              (116)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (6,002)            (6,257)            (1,533)                 -
  Adjustments to maintain reserves ...............             1,811                245                (88)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,852,308          4,421,633          4,876,540                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,929,001          5,603,570          4,990,392                  -
Contract owners' equity beginning
  of period ......................................         7,021,780          1,418,210                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      8,950,781          7,021,780          4,990,392                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           628,781            171,383                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,036,043          1,038,637            657,993                  -
  Units redeemed .................................          (911,576)          (581,239)          (151,079)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           753,248            628,781            506,914                  -
                                                    ================   ================   ================   ================

                                                                GVITGlTech                            GVITGlTech2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (12,417)           (16,174)           (55,441)            (8,684)
  Realized gain (loss) on investments ............            13,593           (353,172)           (41,292)            75,119
  Change in unrealized gain (loss)
    on investments ...............................            24,937            928,597            (96,487)            (4,382)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            26,113            559,251           (193,220)            62,053
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................              (229)             4,119          2,780,537          1,811,955
  Transfers between funds ........................          (100,957)          (314,174)        (3,563,813)         1,684,381
  Redemptions (note 3) ...........................          (274,206)          (768,653)          (145,730)           (20,492)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (787)            (1,031)              (602)                 -
  Contingent deferred sales charges
    (note 2) .....................................              (348)            (2,137)            (6,494)               (29)
  Adjustments to maintain reserves ...............               (19)            (1,801)              (168)               (24)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (376,546)        (1,083,677)          (936,270)         3,475,791
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (350,433)          (524,426)        (1,129,490)         3,537,844
Contract owners' equity beginning
  of period ......................................         1,183,737          1,708,163          3,537,844                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           833,304          1,183,737          2,408,354          3,537,844
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           403,612            892,288            231,676                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................                90                280            205,570            283,209
  Units redeemed .................................          (127,720)          (488,956)          (283,309)           (51,533)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           275,982            403,612            153,937            231,676
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITGlTech3                          GVITGlTech6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (108,555)           (73,455)           (14,885)                 -
  Realized gain (loss) on investments ............           566,483            684,570             (6,293)                 -
  Change in unrealized gain (loss)
    on investments ...............................          (772,856)         1,022,582            242,819                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (314,928)         1,633,697            221,641                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           724,658            644,022          1,469,567                  -
  Transfers between funds ........................        (2,008,379)         5,836,420          1,073,032                  -
  Redemptions (note 3) ...........................        (1,380,847)          (786,694)           (48,897)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (4,231)            (2,349)              (118)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (7,470)            (6,428)            (1,454)                 -
  Adjustments to maintain reserves ...............             4,676              1,728                (98)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,671,593)         5,686,699          2,492,032                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (2,986,521)         7,320,396          2,713,673                  -
Contract owners' equity beginning
  of period ......................................         9,446,336          2,125,940                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      6,459,815          9,446,336          2,713,673                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           865,791            298,373                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           556,602          1,331,363            296,365                  -
  Units redeemed .................................          (846,986)          (763,945)           (46,147)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           575,407            865,791            250,218                  -
                                                    ================   ================   ================   ================

                                                                GVITGlUtl2                            GVITGlUtl3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................            (6,487)            (2,977)            12,525             (5,956)
  Realized gain (loss) on investments ............           111,530             22,727            282,150             40,769
  Change in unrealized gain (loss)
    on investments ...............................           103,604            102,289            589,683            138,162
  Reinvested capital gains .......................            44,675                  -            325,940                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           253,322            122,039          1,210,298            172,975
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           328,764            740,015            184,791             91,183
  Transfers between funds ........................          (498,269)           251,049          6,362,164            649,359
  Redemptions (note 3) ...........................          (108,880)           (20,874)        (1,157,585)          (222,411)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (111)                 -               (930)              (343)
  Contingent deferred sales charges
    (note 2) .....................................              (486)                 -             (2,000)              (461)
  Adjustments to maintain reserves ...............               (10)                (3)              (110)               (38)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (278,992)           970,187          5,386,330            517,289
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           (25,670)         1,092,226          6,596,628            690,264
Contract owners' equity beginning
  of period ......................................         1,092,226                  -          1,228,994            538,730
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         1,066,556          1,092,226          7,825,622          1,228,994
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................            87,903                  -            116,517             62,563
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            31,010             95,868            680,816            196,934
  Units redeemed .................................           (51,712)            (7,965)          (218,531)          (142,980)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            67,201             87,903            578,802            116,517
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITGvtBd                            GVITGrowth
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     12,850,339          8,038,348           (888,007)        (1,147,204)
  Realized gain (loss) on investments ............           292,359          7,533,186         (8,581,531)       (20,005,849)
  Change in unrealized gain (loss)
    on investments ...............................       (13,994,115)       (13,375,059)        14,814,040         44,652,060
  Reinvested capital gains .......................         6,397,478            655,432                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,546,061          2,851,907          5,344,502         23,499,007
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        38,028,300         37,348,513          4,438,352          4,996,332
  Transfers between funds ........................       (38,899,044)      (101,292,024)        (5,795,404)        (1,134,680)
  Redemptions (note 3) ...........................       (66,697,992)      (105,001,170)       (14,057,855)       (12,997,286)
  Annuity benefits ...............................          (107,384)          (111,495)           (25,631)           (37,452)
  Annual contract maintenance charges
    (note 2) .....................................          (141,464)          (199,816)           (86,925)           (97,197)
  Contingent deferred sales charges
    (note 2) .....................................          (295,133)          (503,003)           (92,334)          (118,905)
  Adjustments to maintain reserves ...............          (167,578)            21,643              7,544               (460)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (68,280,295)      (169,737,352)       (15,612,253)        (9,389,648)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (62,734,234)      (166,885,445)       (10,267,751)        14,109,359
Contract owners' equity beginning
  of period ......................................       350,759,592        517,645,037         95,704,119         81,594,760
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    288,025,358        350,759,592         85,436,368         95,704,119
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        14,721,778         21,446,849          6,721,760          7,527,420
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         5,979,394          8,766,837            471,194          2,253,420
  Units redeemed .................................        (7,633,258)       (15,491,908)        (1,585,599)        (3,059,080)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        13,067,914         14,721,778          5,607,355          6,721,760
                                                    ================   ================   ================   ================

                                                                 GVITIDAgg                             GVITIDCon
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           463,880             42,703            723,536            245,869
  Realized gain (loss) on investments ............           289,171            514,942            418,246            393,675
  Change in unrealized gain (loss)
    on investments ...............................        15,565,323          1,660,220            636,607            654,325
  Reinvested capital gains .......................         3,511,878            307,531            765,855            131,135
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        19,830,252          2,525,396          2,544,244          1,425,004
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       183,113,225         21,669,142         67,529,639         27,189,584
  Transfers between funds ........................         7,378,181          4,377,590          2,297,687         (2,785,305)
  Redemptions (note 3) ...........................        (9,782,210)        (1,268,732)       (10,159,221)        (4,486,196)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (11,872)            (2,451)            (8,090)            (4,295)
  Contingent deferred sales charges
    (note 2) .....................................          (115,072)            (7,285)          (175,643)           (14,461)
  Adjustments to maintain reserves ...............               289                 70               (214)              (292)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       180,582,541         24,768,334         59,484,158         19,899,035
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       200,412,793         27,293,730         62,028,402         21,324,039
Contract owners' equity beginning
  of period ......................................        29,121,998          1,828,268         35,767,690         14,443,651
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       229,534,791         29,121,998         97,796,092         35,767,690
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,319,152            222,189          3,354,319          1,455,743
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................        15,417,302          3,110,806          7,713,978          4,344,755
  Units redeemed .................................        (2,366,248)        (1,013,843)        (2,188,561)        (2,446,179)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        15,370,206          2,319,152          8,879,736          3,354,319
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITIDMod                           GVITIDModAgg
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      2,487,397            373,910          1,228,102             99,072
  Realized gain (loss) on investments ............            88,334            (81,961)           148,502           (146,320)
  Change in unrealized gain (loss)
    on investments ...............................        26,949,139          8,449,438         25,270,977          6,847,987
  Reinvested capital gains .......................         1,641,809             42,229          4,198,248                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        31,166,679          8,783,616         30,845,829          6,800,739
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       349,787,304         80,808,903        298,505,911         53,852,171
  Transfers between funds ........................        30,481,564         21,805,483         15,150,932         11,259,606
  Redemptions (note 3) ...........................       (28,799,138)        (9,121,624)       (18,573,294)        (1,811,589)
  Annuity benefits ...............................            (1,886)                 -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (34,534)           (10,107)           (27,204)            (6,354)
  Contingent deferred sales charges
    (note 2) .....................................          (268,825)           (31,628)          (189,674)           (10,077)
  Adjustments to maintain reserves ...............           (13,487)              (101)           (12,952)               147
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       351,150,998         93,450,926        294,853,719         63,283,904
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       382,317,677        102,234,542        325,699,548         70,084,643
Contract owners' equity beginning
  of period ......................................       121,349,850         19,115,308         78,820,084          8,735,441
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    503,667,527        121,349,850        404,519,632         78,820,084
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        10,453,015          2,118,040          6,494,549          1,018,177
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................        34,576,156         10,502,476         26,555,433          6,239,115
  Units redeemed .................................        (5,857,204)        (2,167,501)        (4,117,698)          (762,743)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        39,171,967         10,453,015         28,932,284          6,494,549
                                                    ================   ================   ================   ================

                                                               GVITIDModCon                           GVITIntGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................         1,121,821            221,747               (705)            (1,633)
  Realized gain (loss) on investments ............           246,181             91,558              3,300            (11,226)
  Change in unrealized gain (loss)
    on investments ...............................         5,598,080          2,317,791             11,573             47,694
  Reinvested capital gains .......................           740,664             70,293                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         7,706,746          2,701,389             14,168             34,835
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................       115,811,050         33,036,986                  -                  -
  Transfers between funds ........................        11,275,164          6,196,734            (14,845)            (7,805)
  Redemptions (note 3) ...........................        (9,839,378)        (3,055,163)           (17,057)           (35,066)
  Annuity benefits ...............................            (3,797)            (1,810)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (11,894)            (4,231)              (166)              (156)
  Contingent deferred sales charges
    (note 2) .....................................           (98,406)           (12,029)              (436)              (303)
  Adjustments to maintain reserves ...............             3,134             12,267                 79               (445)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       117,135,873         36,172,754            (32,425)           (43,775)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       124,842,619         38,874,143            (18,257)            (8,940)
Contract owners' equity beginning
  of period ......................................        46,780,972          7,906,829            134,284            143,224
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       171,623,591         46,780,972            116,027            134,284
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         4,202,278            830,335             20,616             29,445
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................        12,185,059          4,475,226                  -                  -
  Units redeemed .................................        (2,009,875)        (1,103,283)            (4,816)            (8,829)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................        14,377,462          4,202,278             15,800             20,616
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITIntGro3                           GVITIntVal6
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (6,857)           (17,848)            (4,188)                 -
  Realized gain (loss) on investments ............           432,215             (7,718)             6,863                  -
  Change in unrealized gain (loss)
    on investments ...............................           (10,095)           507,463          1,110,859                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           415,263            481,897          1,113,534                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           188,742            103,982          7,343,351                  -
  Transfers between funds ........................         1,769,874          1,331,341          2,863,587                  -
  Redemptions (note 3) ...........................          (594,886)          (299,761)          (126,059)                 -
  Annuity benefits ...............................            (2,663)              (276)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (848)              (442)              (112)                 -
  Contingent deferred sales charges
    (note 2) .....................................              (969)            (1,432)            (1,168)                 -
  Adjustments to maintain reserves ...............              (172)             1,154                205                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,359,078          1,134,566         10,079,804                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,774,341          1,616,463         11,193,338                  -
Contract owners' equity beginning
  of period ......................................         2,312,092            695,629                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      4,086,433          2,312,092         11,193,338                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           222,505             89,607                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           323,066            202,085          1,069,607                  -
  Units redeemed .................................          (197,236)           (69,187)           (93,646)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           348,335            222,505            975,961                  -
                                                    ================   ================   ================   ================

                                                                 GVITJPBal                            GVITSMdCpGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................             4,187                  -           (193,655)          (205,386)
  Realized gain (loss) on investments ............             2,215                  -          1,234,267          2,672,811
  Change in unrealized gain (loss)
    on investments ...............................            41,329                  -            792,411          2,078,739
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            47,731                  -          1,833,023          4,546,164
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           276,853                  -          1,092,179          1,067,400
  Transfers between funds ........................           579,751                  -         (3,016,020)         8,110,185
  Redemptions (note 3) ...........................           (25,608)                 -         (2,756,107)        (5,015,526)
  Annuity benefits ...............................                 -                  -             (1,767)              (699)
  Annual contract maintenance charges
    (note 2) .....................................               (42)                 -             (7,063)            (7,014)
  Contingent deferred sales charges
    (note 2) .....................................               (20)                 -            (12,978)           (19,144)
  Adjustments to maintain reserves ...............               (22)                 -                538               (176)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           830,912                  -         (4,701,218)         4,135,026
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           878,643                  -         (2,868,195)         8,681,190
Contract owners' equity beginning
  of period ......................................                 -                  -         17,865,483          9,184,293
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           878,643                  -         14,997,288         17,865,483
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          3,739,814          2,660,898
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            93,512                  -          1,581,149         11,284,599
  Units redeemed .................................           (11,508)                 -         (2,564,354)       (10,205,683)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            82,004                  -          2,756,609          3,739,814
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITSMdCpGr2                            GVITMyMkt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (136,210)            (7,166)        (2,930,711)        (5,014,178)
  Realized gain (loss) on investments ............           228,638              3,557                  -                  -
  Change in unrealized gain (loss)
    on investments ...............................         1,432,670            117,466                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,525,098            113,857         (2,930,711)        (5,014,178)
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        10,203,318          1,948,948        155,353,685        230,093,906
  Transfers between funds ........................          (659,522)         1,768,885          7,614,296        (84,818,802)
  Redemptions (note 3) ...........................          (491,339)           (62,229)      (286,287,169)      (364,313,904)
  Annuity benefits ...............................                 -                  -            (27,424)           (55,834)
  Annual contract maintenance charges
    (note 2) .....................................              (631)                 -           (236,812)          (317,992)
  Contingent deferred sales charges
    (note 2) .....................................           (13,931)              (914)          (825,587)        (1,446,118)
  Adjustments to maintain reserves ...............              (949)               (32)           (30,400)           162,302
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         9,036,946          3,654,658       (124,439,411)      (220,696,442)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        10,562,044          3,768,515       (127,370,122)      (225,710,620)
Contract owners' equity beginning
  of period ......................................         3,768,515                  -        530,348,151        756,058,771
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     14,330,559          3,768,515        402,978,029        530,348,151
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           299,970                  -         31,545,544         41,511,317
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,125,199            321,564         62,522,347        153,639,414
  Units redeemed .................................          (418,147)           (21,594)       (69,375,066)      (163,605,187)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,007,022            299,970         24,692,825         31,545,544
                                                    ================   ================   ================   ================

                                                                 GVITNWFund                           GVITNWFund2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (373,492)        (3,323,633)           (13,495)           (10,803)
  Realized gain (loss) on investments ............       (65,410,943)       (77,254,868)            67,825             14,840
  Change in unrealized gain (loss)
    on investments ...............................        97,843,738        178,303,231            557,150            219,261
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        32,059,303         97,724,730            611,480            223,298
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        11,321,849         13,179,091          5,872,883          2,686,092
  Transfers between funds ........................       (14,119,221)       (11,472,548)          (315,034)           267,614
  Redemptions (note 3) ...........................       (71,783,738)       (66,975,748)          (580,610)            (8,451)
  Annuity benefits ...............................          (161,012)          (149,633)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................          (297,516)          (331,678)              (990)                 -
  Contingent deferred sales charges
    (note 2) .....................................          (285,305)          (433,525)            (5,974)                 -
  Adjustments to maintain reserves ...............            36,425               (659)              (321)               (83)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (75,288,518)       (66,184,700)         4,969,954          2,945,172
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (43,229,215)        31,540,030          5,581,434          3,168,470
Contract owners' equity beginning
  of period ......................................       453,783,957        422,243,927          3,168,470                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       410,554,742        453,783,957          8,749,904          3,168,470
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        11,608,699         13,952,126            241,206                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           268,077            734,517            529,602            255,631
  Units redeemed .................................        (2,512,802)        (3,077,944)          (151,983)           (14,425)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         9,363,974         11,608,699            618,825            241,206
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 GVITLead3                            GVITSmCapGr
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (10,451)           (11,460)          (210,004)          (199,093)
  Realized gain (loss) on investments ............           178,638             (1,979)         1,212,749            588,987
  Change in unrealized gain (loss)
    on investments ...............................           (44,290)           212,975            642,261          3,338,753
  Reinvested capital gains .......................            18,483                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           142,380            199,536          1,645,006          3,728,647
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            95,251            117,196          1,325,642          1,118,071
  Transfers between funds ........................            93,035           (114,806)        (1,112,635)         5,441,020
  Redemptions (note 3) ...........................          (169,369)          (212,650)        (2,938,961)        (3,086,230)
  Annuity benefits ...............................                 -                  -             (2,321)              (959)
  Annual contract maintenance charges
    (note 2) .....................................              (533)              (634)            (8,351)            (8,114)
  Contingent deferred sales charges
    (note 2) .....................................              (122)            (1,015)           (13,314)           (14,383)
  Adjustments to maintain reserves ...............               (41)               (22)               660                (17)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................            18,221           (211,931)        (2,749,280)         3,449,388
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           160,601            (12,395)        (1,104,274)         7,178,035
Contract owners' equity beginning
  of period ......................................         1,167,054          1,179,449         18,350,340         11,172,305
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      1,327,655          1,167,054         17,246,066         18,350,340
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           112,472            140,893          2,968,907          2,398,287
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            92,032             71,531          2,359,677          7,204,053
  Units redeemed .................................           (95,346)           (99,952)        (2,835,809)        (6,633,433)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           109,158            112,472          2,492,775          2,968,907
                                                    ================   ================   ================   ================

                                                                GVITSmCapGr2                         GVITSmCapVal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (93,771)           (14,158)        (2,046,297)        (1,654,159)
  Realized gain (loss) on investments ............            89,585            155,088          6,092,745        (13,425,390)
  Change in unrealized gain (loss)
    on investments ...............................         1,085,719             79,342          6,101,388         69,125,831
  Reinvested capital gains .......................                 -                  -         10,482,441                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,081,533            220,272         20,630,277         54,046,282
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,525,840          2,618,635          7,325,327          6,485,414
  Transfers between funds ........................            38,955            644,772         (7,084,567)        11,733,542
  Redemptions (note 3) ...........................          (412,630)           (45,960)       (30,888,023)       (22,851,335)
  Annuity benefits ...............................                 -                  -            (25,086)           (21,456)
  Annual contract maintenance charges
    (note 2) .....................................              (506)                 -            (69,919)           (64,915)
  Contingent deferred sales charges
    (note 2) .....................................            (8,724)            (1,057)          (120,148)          (139,798)
  Adjustments to maintain reserves ...............               (67)             1,753              2,434             (4,264)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         5,142,868          3,218,143        (30,859,982)        (4,862,812)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,224,401          3,438,415        (10,229,705)        49,183,470
Contract owners' equity beginning
  of period ......................................         3,438,415                  -        161,100,144        111,916,674
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         9,662,816          3,438,415        150,870,439        161,100,144
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           253,671                  -          9,693,103         10,426,144
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           665,217          1,019,210          2,814,365          9,553,513
  Units redeemed .................................          (279,946)          (765,539)        (4,666,271)       (10,286,554)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           638,942            253,671          7,841,197          9,693,103
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITSmCapVal2                          GVITSmComp
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (309,164)           (28,005)        (2,903,170)        (2,655,470)
  Realized gain (loss) on investments ............           468,956             47,266          7,091,009         (9,892,581)
  Change in unrealized gain (loss)
    on investments ...............................         1,132,159            909,806          4,908,736         77,900,610
  Reinvested capital gains .......................         2,087,900                  -         24,915,251                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,379,851            929,067         34,011,826         65,352,559
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        18,911,347          7,044,266          7,731,620          6,688,778
  Transfers between funds ........................            73,588          1,589,806         (3,102,310)         1,543,271
  Redemptions (note 3) ...........................        (1,771,815)           (43,401)       (42,136,241)       (35,186,424)
  Annuity benefits ...............................                 -                  -            (60,269)           (61,914)
  Annual contract maintenance charges
    (note 2) .....................................            (1,995)                 -           (104,125)          (107,641)
  Contingent deferred sales charges
    (note 2) .....................................           (32,438)               (16)          (161,583)          (232,055)
  Adjustments to maintain reserves ...............              (670)               (20)               865             17,070
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        17,178,017          8,590,635        (37,832,043)       (27,338,915)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        20,557,868          9,519,702         (3,820,217)        38,013,644
Contract owners' equity beginning
  of period ......................................         9,519,702                  -        225,747,562        187,733,918
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     30,077,570          9,519,702        221,927,345        225,747,562
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           573,102                  -          8,866,029         10,259,753
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,547,430            656,813          1,224,383          4,455,800
  Units redeemed .................................          (551,207)           (83,711)        (2,671,020)        (5,849,524)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,569,325            573,102          7,419,392          8,866,029
                                                    ================   ================   ================   ================

                                                                GVITSmComp2                           GVITTGroFoc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (379,208)           (39,290)            (4,298)           (14,302)
  Realized gain (loss) on investments ............         1,044,427            196,486             46,325            (95,135)
  Change in unrealized gain (loss)
    on investments ...............................          (499,782)           701,092             (2,061)           537,526
  Reinvested capital gains .......................         4,826,595                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         4,992,032            858,288             39,966            428,089
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        22,003,100          8,870,217                  1                (68)
  Transfers between funds ........................           897,399           (101,573)        (1,193,977)          (229,503)
  Redemptions (note 3) ...........................        (1,903,861)          (131,369)           (17,096)           (38,120)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,257)                 -               (212)              (622)
  Contingent deferred sales charges
    (note 2) .....................................           (15,068)            (1,703)               (15)              (254)
  Adjustments to maintain reserves ...............              (900)              (123)                15               (539)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        20,979,413          8,635,449         (1,211,284)          (269,106)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        25,971,445          9,493,737         (1,171,318)           158,983
Contract owners' equity beginning
  of period ......................................         9,493,737                  -          1,171,318          1,012,335
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        35,465,182          9,493,737                  -          1,171,318
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           652,337                  -            366,483            471,889
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,844,893          1,404,238                  -                140
  Units redeemed .................................        (1,417,629)          (751,901)          (366,483)          (105,546)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,079,601            652,337                  -            366,483
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITTGroFoc3                           GVITUSGro2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (10,072)           (19,773)          (121,749)           (16,517)
  Realized gain (loss) on investments ............           419,926             40,935            (38,927)            30,844
  Change in unrealized gain (loss)
    on investments ...............................          (357,780)           482,063            753,967             26,541
  Reinvested capital gains .......................                 -                  -            299,997            262,487
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            52,074            503,225            893,288            303,355
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            41,033            133,574          6,905,610          3,335,171
  Transfers between funds ........................        (2,526,991)         1,060,137           (398,025)           493,660
  Redemptions (note 3) ...........................           (42,697)          (202,908)          (896,276)           (23,128)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (296)              (664)              (636)                 -
  Contingent deferred sales charges
    (note 2) .....................................               (49)              (469)           (14,294)            (1,065)
  Adjustments to maintain reserves ...............               933               (739)               (58)                90
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,528,067)           988,931          5,596,321          3,804,728
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (2,475,993)         1,492,156          6,489,609          4,108,083
Contract owners' equity beginning
  of period ......................................         2,475,993            983,837          4,108,083                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $              -          2,475,993         10,597,692          4,108,083
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           222,768            131,428            275,354                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            61,201            374,074            631,217            300,457
  Units redeemed .................................          (283,969)          (282,734)          (262,704)           (25,103)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................                 -            222,768            643,867            275,354
                                                    ================   ================   ================   ================

                                                                GVITUSGro3                          GVITVKMultiSec
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (138,986)           (82,089)         1,309,878          1,050,031
  Realized gain (loss) on investments ............           626,104            453,299            336,538            793,234
  Change in unrealized gain (loss)
    on investments ...............................          (191,807)           938,406            207,116            716,522
  Reinvested capital gains .......................           480,681            806,103                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           775,992          2,115,719          1,853,532          2,559,787
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           669,306            524,434         11,318,078          7,790,724
  Transfers between funds ........................        (2,603,801)        10,533,897          4,502,477          6,977,683
  Redemptions (note 3) ...........................        (2,166,853)        (1,253,541)        (6,890,736)        (6,805,169)
  Annuity benefits ...............................                 -                  -             (7,157)            (7,159)
  Annual contract maintenance charges
    (note 2) .....................................            (3,394)            (2,358)            (7,892)            (7,500)
  Contingent deferred sales charges
    (note 2) .....................................            (5,181)            (6,215)           (33,102)           (31,783)
  Adjustments to maintain reserves ...............             1,281             (2,138)               639             (1,280)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (4,108,642)         9,794,079          8,882,307          7,915,516
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (3,332,650)        11,909,798         10,735,839         10,475,303
Contract owners' equity beginning
  of period ......................................        12,223,231            313,433         29,943,637         19,468,334
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         8,890,581         12,223,231         40,679,476         29,943,637
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           994,663             38,325          2,474,699          1,720,805
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           337,099          1,675,293          2,047,262          3,389,326
  Units redeemed .................................          (679,597)          (718,955)        (1,227,326)        (2,635,432)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           652,165            994,663          3,294,635          2,474,699
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITWLead3                              JanBal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         (1,278)                 -             64,088             29,987
  Realized gain (loss) on investments ............            (2,507)                 -            456,644              1,886
  Change in unrealized gain (loss)
    on investments ...............................            19,235                  -            447,046            265,484
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            15,450                  -            967,778            297,357
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             5,694                  -          4,957,985          5,827,656
  Transfers between funds ........................           389,385                  -            239,128            189,523
  Redemptions (note 3) ...........................          (183,094)                 -           (592,898)           (34,311)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                (3)                 -               (859)                 -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -            (11,144)              (786)
  Adjustments to maintain reserves ...............                 3                  -               (514)              (130)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           211,985                  -          4,591,698          5,981,952
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           227,435                  -          5,559,476          6,279,309
Contract owners' equity beginning
  of period ......................................                 -                  -          6,279,309                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $        227,435                  -         11,838,785          6,279,309
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            546,262                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            39,102                  -          1,787,109            565,119
  Units redeemed .................................           (19,457)                 -         (1,367,766)           (18,857)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            19,645                  -            965,605            546,262
                                                    ================   ================   ================   ================

                                                                  JanCapAp                           JanGlTechS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (507,453)          (390,739)           (83,296)           (60,880)
  Realized gain (loss) on investments ............         1,732,623         (3,543,872)           749,691             46,506
  Change in unrealized gain (loss)
    on investments ...............................         4,279,931          9,773,342           (754,627)         1,629,841
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         5,505,101          5,838,731            (88,232)         1,615,467
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,722,175          6,561,760          1,134,062          1,347,737
  Transfers between funds ........................        (2,324,899)        (2,484,266)          (398,334)         2,376,198
  Redemptions (note 3) ...........................        (6,262,835)        (6,738,054)        (1,057,417)        (1,035,862)
  Annuity benefits ...............................            (1,191)            (1,768)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (22,435)           (24,769)            (4,379)            (3,789)
  Contingent deferred sales charges
    (note 2) .....................................           (53,005)           (56,928)           (12,049)            (8,059)
  Adjustments to maintain reserves ...............             1,561              4,520              3,857             20,055
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (3,940,629)        (2,739,505)          (334,260)         2,696,280
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         1,564,472          3,099,226           (422,492)         4,311,747
Contract owners' equity beginning
  of period ......................................        37,332,396         34,233,170          6,657,474          2,345,727
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        38,896,868         37,332,396          6,234,982          6,657,474
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         5,884,690          6,806,637            646,612            330,773
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,751,516          7,106,210            361,045            891,439
  Units redeemed .................................        (2,579,403)        (8,028,157)          (399,139)          (575,600)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,056,803          5,884,690            608,518            646,612
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 JanGlTech                            JanIntGroS2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (102,074)          (116,015)           (38,472)           (22,325)
  Realized gain (loss) on investments ............          (276,502)        (1,227,931)           506,744           (156,114)
  Change in unrealized gain (loss)
    on investments ...............................           216,610          4,494,448            995,400          2,255,406
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (161,966)         3,150,502          1,463,672          2,076,967
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               191             18,477          2,130,020          1,665,190
  Transfers between funds ........................          (982,219)        (1,428,021)         2,888,649            190,435
  Redemptions (note 3) ...........................        (1,226,731)        (1,180,083)        (2,172,859)        (1,355,948)
  Annuity benefits ...............................                 -                  -               (104)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (6,111)            (7,756)            (5,682)            (4,587)
  Contingent deferred sales charges
    (note 2) .....................................            (8,489)           (10,270)           (18,654)            (9,660)
  Adjustments to maintain reserves ...............               178            (14,621)             1,719             35,342
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,223,181)        (2,622,274)         2,823,089            520,772
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (2,385,147)           528,228          4,286,761          2,597,739
Contract owners' equity beginning
  of period ......................................         9,122,989          8,594,761          7,601,917          5,004,178
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      6,737,842          9,122,989         11,888,678          7,601,917
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,607,410          3,550,055            739,921            646,682
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................                75                588            768,655            507,898
  Units redeemed .................................          (666,694)          (943,233)          (512,766)          (414,659)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,940,791          2,607,410            995,810            739,921
                                                    ================   ================   ================   ================

                                                                 JanIntGro                            JanRMgCore
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (81,465)           (57,149)             4,098             (1,189)
  Realized gain (loss) on investments ............         1,648,299           (728,126)            58,105                537
  Change in unrealized gain (loss)
    on investments ...............................           589,513          5,146,892             43,945             32,622
  Reinvested capital gains .......................                 -                  -            117,354                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,156,347          4,361,617            223,502             31,970
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,937,119          2,858,187          1,123,545            388,813
  Transfers between funds ........................        (3,480,721)        (2,984,595)           296,852             74,510
  Redemptions (note 3) ...........................        (2,411,186)        (2,161,810)          (158,805)            (1,636)
  Annuity benefits ...............................            (3,555)            (2,851)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (8,217)            (9,414)              (153)                (8)
  Contingent deferred sales charges
    (note 2) .....................................           (15,819)           (17,235)            (5,422)              (102)
  Adjustments to maintain reserves ...............               343            (33,509)               (99)                11
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (3,982,036)        (2,351,227)         1,255,918            461,588
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (1,825,689)         2,010,390          1,479,420            493,558
Contract owners' equity beginning
  of period ......................................        15,858,111         13,847,721            493,558                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        14,032,422         15,858,111          1,972,978            493,558
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         2,390,414          3,173,860             40,586                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,166,759          4,411,276            150,867             41,625
  Units redeemed .................................        (1,734,276)        (5,194,722)           (50,188)            (1,039)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,822,897          2,390,414            141,265             40,586
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                JPMSTMidCap                           MFSInvGrStS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (24,553)                 -           (179,391)           (20,894)
  Realized gain (loss) on investments ............            11,134                  -             26,476              7,778
  Change in unrealized gain (loss)
    on investments ...............................           627,753                  -          1,319,766            216,659
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           614,334                  -          1,166,851            203,543
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           197,482                  -         10,708,000          4,787,105
  Transfers between funds ........................         9,002,923                  -          1,127,828            411,282
  Redemptions (note 3) ...........................          (276,854)                 -           (557,936)           (36,069)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (601)                 -               (472)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (1,239)                 -             (5,319)              (313)
  Adjustments to maintain reserves ...............                78                  -               (308)              (158)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         8,921,789                  -         11,271,793          5,161,847
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         9,536,123                  -         12,438,644          5,365,390
Contract owners' equity beginning
  of period ......................................                 -                  -          5,365,390                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      9,536,123                  -         17,804,034          5,365,390
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -            430,072                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           992,253                  -          1,001,837            450,517
  Units redeemed .................................          (154,447)                 -           (101,044)           (20,445)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           837,806                  -          1,330,865            430,072
                                                    ================   ================   ================   ================

                                                                  MFSValS                             NBAMTFasc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (101,116)           (17,557)           (38,557)            (6,351)
  Realized gain (loss) on investments ............           114,973             13,931             96,114             34,884
  Change in unrealized gain (loss)
    on investments ...............................         1,098,129            408,134            214,744             82,890
  Reinvested capital gains .......................           115,966                  -              9,409                331
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,227,952            404,508            281,710            111,754
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         8,167,558          3,647,094          2,865,579            966,252
  Transfers between funds ........................              (737)           180,505           (471,116)           318,307
  Redemptions (note 3) ...........................          (750,163)          (138,242)          (247,232)            (4,367)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (403)               (10)              (128)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (8,039)              (321)            (1,143)                 -
  Adjustments to maintain reserves ...............               112              2,170                (37)               (46)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,408,328          3,691,196          2,145,923          1,280,146
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,636,280          4,095,704          2,427,633          1,391,900
Contract owners' equity beginning
  of period ......................................         4,095,704                  -          1,391,900                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        12,731,984          4,095,704          3,819,533          1,391,900
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           318,844                  -            102,949                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           766,120            353,107            232,641            268,944
  Units redeemed .................................          (213,210)           (34,263)           (78,120)          (165,995)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           871,754            318,844            257,470            102,949
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 NBAMTGro                             NBAMTGuard
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     (2,167,272)        (2,149,187)          (296,746)          (119,810)
  Realized gain (loss) on investments ............        (6,850,107)       (35,003,054)           (14,650)        (3,013,871)
  Change in unrealized gain (loss)
    on investments ...............................        31,630,093         78,034,859          3,494,001          9,387,713
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        22,612,714         40,882,618          3,182,605          6,254,032
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,917,882          6,209,853          1,211,969            997,120
  Transfers between funds ........................        (6,701,685)          (817,265)           917,936           (683,710)
  Redemptions (note 3) ...........................       (26,865,615)       (27,159,498)        (5,188,246)        (4,331,636)
  Annuity benefits ...............................           (41,619)           (51,107)              (962)            (1,295)
  Annual contract maintenance charges
    (note 2) .....................................          (116,829)          (131,851)           (12,272)           (13,300)
  Contingent deferred sales charges
    (note 2) .....................................          (127,208)          (146,036)           (26,973)           (22,884)
  Adjustments to maintain reserves ...............            13,977            (10,202)             1,305              1,811
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (27,921,097)       (22,106,106)        (3,097,243)        (4,053,894)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,308,383)        18,776,512             85,362          2,200,138
Contract owners' equity beginning
  of period ......................................       172,795,793        154,019,281         25,679,802         23,479,664
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    167,487,410        172,795,793         25,765,164         25,679,802
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         6,552,886          7,698,064          2,668,163          3,171,959
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           665,589          3,961,910            569,912          1,660,870
  Units redeemed .................................        (1,799,819)        (5,107,088)          (895,305)        (2,164,666)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,418,656          6,552,886          2,342,770          2,668,163
                                                    ================   ================   ================   ================

                                                                  NBAMTLMat                           NBAMTMCGrS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................         2,894,058          4,278,116           (104,520)           (21,866)
  Realized gain (loss) on investments ............          (220,455)         1,801,290            162,771            148,464
  Change in unrealized gain (loss)
    on investments ...............................        (3,439,057)        (4,574,167)           877,844            272,144
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (765,454)         1,505,239            936,095            398,742
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        25,383,067         18,831,876          2,951,731          4,892,050
  Transfers between funds ........................         2,355,243         (1,839,148)          (898,750)            73,421
  Redemptions (note 3) ...........................       (30,537,490)       (31,695,092)          (532,393)           (17,425)
  Annuity benefits ...............................           (31,819)           (39,010)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (38,166)           (50,449)              (691)                (3)
  Contingent deferred sales charges
    (note 2) .....................................           (65,664)          (116,057)            (4,253)               (55)
  Adjustments to maintain reserves ...............             1,911             48,493               (120)            (1,056)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,932,918)       (14,859,387)         1,515,524          4,946,932
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (3,698,372)       (13,354,148)         2,451,619          5,345,674
Contract owners' equity beginning
  of period ......................................       129,423,251        142,777,399          5,345,674                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............       125,724,879        129,423,251          7,797,293          5,345,674
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         7,936,054          8,258,426            425,358                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         4,256,963          5,949,848            315,515          1,271,869
  Units redeemed .................................        (3,681,049)        (6,272,220)          (197,797)          (846,511)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         8,511,968          7,936,054            543,076            425,358
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 NBAMTPart                            NBAMSocRes
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     (2,755,638)        (2,675,175)           (73,656)            (2,685)
  Realized gain (loss) on investments ............         1,497,156        (11,787,667)            51,246              2,536
  Change in unrealized gain (loss)
    on investments ...............................        33,365,174         71,257,274            834,734             66,895
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        32,106,692         56,794,432            812,324             66,746
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,718,951          6,147,054          6,193,046            909,968
  Transfers between funds ........................        (3,843,111)        (1,011,121)         3,909,418            124,848
  Redemptions (note 3) ...........................       (39,471,589)       (34,683,124)          (426,151)           (26,187)
  Annuity benefits ...............................           (62,516)           (54,949)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (99,223)          (108,232)              (247)                 -
  Contingent deferred sales charges
    (note 2) .....................................          (147,556)          (209,257)              (615)                 -
  Adjustments to maintain reserves ...............            16,413              4,147             (1,472)                (9)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (37,888,631)       (29,915,482)         9,673,979          1,008,620
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (5,781,939)        26,878,950         10,486,303          1,075,366
Contract owners' equity beginning
  of period ......................................       213,297,209        186,418,259          1,075,366                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    207,515,270        213,297,209         11,561,669          1,075,366
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         9,238,599         10,763,542             87,804                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           842,136          2,921,651            857,655             95,061
  Units redeemed .................................        (2,424,528)        (4,446,594)           (94,432)            (7,257)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         7,656,207          9,238,599            851,027             87,804
                                                    ================   ================   ================   ================

                                                                 OppAggGro                              OppBal
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (317,664)          (287,824)          (509,788)         2,736,861
  Realized gain (loss) on investments ............           891,823          2,153,406         (1,711,119)        (6,522,986)
  Change in unrealized gain (loss)
    on investments ...............................         3,354,420          2,264,657         16,380,895         39,854,864
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,928,579          4,130,239         14,159,988         36,068,739
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,364,479          2,311,857          5,834,156          6,476,564
  Transfers between funds ........................         3,400,774          1,852,811          3,174,941          2,204,551
  Redemptions (note 3) ...........................        (4,123,798)        (4,394,670)       (32,169,603)       (29,826,029)
  Annuity benefits ...............................               (32)              (353)           (45,562)           (55,899)
  Annual contract maintenance charges
    (note 2) .....................................           (19,889)           (20,502)           (84,681)           (92,235)
  Contingent deferred sales charges
    (note 2) .....................................           (41,695)           (42,865)          (100,540)          (139,173)
  Adjustments to maintain reserves ...............               438              2,295             11,964              4,432
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         1,580,277           (291,427)       (23,379,325)       (21,427,789)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,508,856          3,838,812         (9,219,337)        14,640,950
Contract owners' equity beginning
  of period ......................................        22,499,764         18,660,952        184,722,208        170,081,258
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        28,008,620         22,499,764        175,502,871        184,722,208
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         4,845,750          4,980,792          7,605,940          8,670,954
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         3,116,847         15,057,539            685,181            970,072
  Units redeemed .................................        (2,858,708)       (15,192,581)        (1,689,901)        (2,035,086)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         5,103,889          4,845,750          6,601,220          7,605,940
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  OppBdFd                              OppCapAp
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $      6,438,789         10,451,536         (1,574,430)        (1,349,907)
  Realized gain (loss) on investments ............         1,932,904            267,050          4,566,001        (24,110,308)
  Change in unrealized gain (loss)
    on investments ...............................        (1,313,873)         1,021,140          4,586,750         62,298,817
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         7,057,820         11,739,726          7,578,321         36,838,602
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         5,909,872          7,201,009          8,369,108          7,766,179
  Transfers between funds ........................       (10,658,369)       (15,801,618)         3,755,558          3,151,333
  Redemptions (note 3) ...........................       (40,159,699)       (46,688,110)       (27,602,937)       (24,734,650)
  Annuity benefits ...............................           (48,851)           (51,617)           (28,419)           (30,343)
  Annual contract maintenance charges
    (note 2) .....................................           (80,920)           (99,407)           (91,494)           (99,483)
  Contingent deferred sales charges
    (note 2) .....................................          (133,134)          (245,590)          (166,225)          (201,754)
  Adjustments to maintain reserves ...............             6,326             52,019              2,913             25,111
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (45,164,775)       (55,633,314)       (15,761,496)       (14,123,607)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............       (38,106,955)       (43,893,588)        (8,183,175)        22,714,995
Contract owners' equity beginning
  of period ......................................       203,423,965        247,317,553        160,362,578        137,647,583
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $    165,317,010        203,423,965        152,179,403        160,362,578
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................        10,449,202         13,606,303         11,344,613         12,583,296
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,032,809          2,786,171          3,725,781          8,804,324
  Units redeemed .................................        (3,444,851)        (5,943,272)        (4,870,285)       (10,043,007)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         8,037,160         10,449,202         10,200,109         11,344,613
                                                    ================   ================   ================   ================

                                                                  OppCapApS                           OppGlSec3
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (409,037)           (49,847)          (143,939)          (218,628)
  Realized gain (loss) on investments ............           599,201             12,213            483,845            510,865
  Change in unrealized gain (loss)
    on investments ...............................         1,965,925            991,271         10,633,377          7,197,342
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,156,089            953,637         10,973,283          7,489,579
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        34,759,136         12,161,780         14,604,584          8,495,380
  Transfers between funds ........................        (5,000,178)         1,371,546         22,500,322         30,028,499
  Redemptions (note 3) ...........................        (1,444,373)          (116,656)       (11,393,647)        (2,943,368)
  Annuity benefits ...............................                 -                  -               (229)                 -
  Annual contract maintenance charges
    (note 2) .....................................            (2,450)                (6)           (24,370)            (6,622)
  Contingent deferred sales charges
    (note 2) .....................................           (29,410)            (5,121)           (55,925)           (17,499)
  Adjustments to maintain reserves ...............              (486)               (72)           (12,192)           727,771
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        28,282,239         13,411,471         25,618,543         36,284,161
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        30,438,328         14,365,108         36,591,826         43,773,740
Contract owners' equity beginning
  of period ......................................        14,365,108                  -         43,773,740                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        44,803,436         14,365,108         80,365,566         43,773,740
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,061,170                  -          3,077,238                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,996,793          1,134,356          3,077,914          4,235,540
  Units redeemed .................................          (896,377)           (73,186)        (1,352,498)        (1,158,302)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,161,586          1,061,170          4,802,654          3,077,238
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppGlSec4                             OppGlSec
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (154,470)                 -            (60,400)        (1,818,530)
  Realized gain (loss) on investments ............            41,347                  -         11,141,901        (39,349,876)
  Change in unrealized gain (loss)
    on investments ...............................         3,855,272                  -         44,895,759        163,644,637
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         3,742,149                  -         55,977,260        122,476,231
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        19,857,572                  -              6,250          4,612,260
  Transfers between funds ........................         5,798,836                  -        (18,132,145)       (38,251,933)
  Redemptions (note 3) ...........................          (507,621)                 -        (68,708,863)       (60,982,238)
  Annuity benefits ...............................                 -                  -           (101,883)          (103,785)
  Annual contract maintenance charges
    (note 2) .....................................              (389)                 -           (155,702)          (179,035)
  Contingent deferred sales charges
    (note 2) .....................................            (7,616)                 -           (218,194)          (320,290)
  Adjustments to maintain reserves ...............            (2,985)                 -             14,877           (765,981)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        25,137,797                  -        (87,295,660)       (95,991,002)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        28,879,946                  -        (31,318,400)        26,485,229
Contract owners' equity beginning
  of period ......................................                 -                  -        387,473,030        360,987,801
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     28,879,946                  -        356,154,630        387,473,030
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -         14,615,943         19,239,592
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,851,852                  -                  -          4,407,631
  Units redeemed .................................          (346,788)                 -         (3,215,687)        (9,031,280)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,505,064                  -         11,400,256         14,615,943
                                                    ================   ================   ================   ================

                                                                 OppGlSecS                            OppHighIncS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (64,820)           (60,491)           767,787            (81,578)
  Realized gain (loss) on investments ............         1,444,443            842,516           (282,762)           751,622
  Change in unrealized gain (loss)
    on investments ...............................         1,590,523          1,297,032          1,095,881            321,597
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,970,146          2,079,057          1,580,906            991,641
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        16,113,107         12,390,519         16,962,729         13,935,739
  Transfers between funds ........................       (11,269,260)         2,866,343          3,823,877          6,426,408
  Redemptions (note 3) ...........................        (1,896,489)          (126,532)        (2,848,981)        (7,166,565)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (1,757)               (17)            (1,057)               (15)
  Contingent deferred sales charges
    (note 2) .....................................           (22,094)              (599)           (10,193)              (416)
  Adjustments to maintain reserves ...............            (2,251)               (79)                41               (242)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         2,921,256         15,129,635         17,926,416         13,194,909
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,891,402         17,208,692         19,507,322         14,186,550
Contract owners' equity beginning
  of period ......................................        17,208,692                  -         14,186,550                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        23,100,094         17,208,692         33,693,872         14,186,550
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         1,143,121                  -          1,175,216                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,459,893          3,350,702          4,034,726          3,407,300
  Units redeemed .................................        (1,286,610)        (2,207,581)        (2,608,812)        (2,232,084)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         1,316,404          1,143,121          2,601,130          1,175,216
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 OppMSFund                            OppMSFundS
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $       (164,811)          (130,433)          (239,576)           (35,811)
  Realized gain (loss) on investments ............         1,153,005         (2,004,913)           146,892              8,617
  Change in unrealized gain (loss)
    on investments ...............................         1,451,855          8,287,267          2,150,519            743,621
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         2,440,049          6,151,921          2,057,835            716,427
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         3,045,897          2,658,400         21,306,018          8,983,418
  Transfers between funds ........................         2,239,269          7,465,399            835,485            708,486
  Redemptions (note 3) ...........................        (7,469,326)        (5,693,030)        (1,234,754)          (180,548)
  Annuity benefits ...............................            (2,963)              (688)                 -                  -
  Annual contract maintenance charges
    (note 2) .....................................           (17,860)           (15,126)            (1,620)               (10)
  Contingent deferred sales charges
    (note 2) .....................................           (39,707)           (39,478)           (17,422)              (248)
  Adjustments to maintain reserves ...............               348              3,921             (1,075)             1,762
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        (2,244,342)         4,379,398         20,886,632          9,512,860
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           195,707         10,531,319         22,944,467         10,229,287
Contract owners' equity beginning
  of period ......................................        32,812,837         22,281,518         10,229,287                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     33,008,544         32,812,837         33,173,754         10,229,287
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         4,118,904          3,496,934            783,827                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,190,623          4,693,502          1,945,056            826,647
  Units redeemed .................................        (1,479,313)        (4,071,532)          (357,688)           (42,820)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,830,214          4,118,904          2,371,195            783,827
                                                    ================   ================   ================   ================

                                                                OppMSSmCapS                            PVTGroInc
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................          (126,485)           (15,922)           (21,390)            (5,763)
  Realized gain (loss) on investments ............           291,488             82,734             30,200             17,935
  Change in unrealized gain (loss)
    on investments ...............................         1,492,985            338,944            450,774            129,886
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,657,988            405,756            459,584            142,058
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,800,916          3,218,765          4,079,661          1,686,209
  Transfers between funds ........................           668,864            487,850            693,391           (183,773)
  Redemptions (note 3) ...........................        (1,292,359)           (22,195)          (239,858)           (24,710)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................              (719)                (5)              (324)                 -
  Contingent deferred sales charges
    (note 2) .....................................            (8,210)            (1,128)            (5,459)            (4,506)
  Adjustments to maintain reserves ...............            (1,454)               (42)              (177)               (43)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         7,167,038          3,683,245          4,527,234          1,473,177
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         8,825,026          4,089,001          4,986,818          1,615,235
Contract owners' equity beginning
  of period ......................................         4,089,001                  -          1,615,235                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............        12,914,027          4,089,001          6,602,053          1,615,235
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           272,097                  -            131,535                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           636,625            432,323            432,042            203,201
  Units redeemed .................................          (177,696)          (160,226)           (71,817)           (71,666)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           731,026            272,097            491,760            131,535
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  PVTIntEq                             PVTVoyII
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         13,140             (9,237)           (29,429)            (4,461)
  Realized gain (loss) on investments ............            99,087            287,554             19,119             15,613
  Change in unrealized gain (loss)
    on investments ...............................           130,977             74,834            126,894             45,166
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           243,204            353,151            116,584             56,318
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         1,259,366          1,281,958          2,030,567          1,353,446
  Transfers between funds ........................        (1,439,518)           695,342            (77,292)          (224,975)
  Redemptions (note 3) ...........................          (550,067)            (6,378)          (100,338)            (5,248)
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................               (85)                 -               (190)                 -
  Contingent deferred sales charges
    (note 2) .....................................              (197)                 -             (4,157)               (30)
  Adjustments to maintain reserves ...............               (77)                (1)               (52)                (2)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................          (730,578)         1,970,921          1,848,538          1,123,191
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............          (487,374)         2,324,072          1,965,122          1,179,509
Contract owners' equity beginning
  of period ......................................         2,324,072                  -          1,179,509                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      1,836,698          2,324,072          3,144,631          1,179,509
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           186,001                  -            101,667                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           598,271          1,646,930            207,718            127,325
  Units redeemed .................................          (657,455)        (1,460,929)           (48,384)           (25,658)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           126,817            186,001            261,001            101,667
                                                    ================   ================   ================   ================

                                                                  SRSTSmCapV                          StOpp2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................            (2,659)                76         (5,786,724)        (5,273,211)
  Realized gain (loss) on investments ............            (5,454)                 -        (12,530,650)       (35,777,830)
  Change in unrealized gain (loss)
    on investments ...............................            53,931                 40         84,420,281        166,589,913
  Reinvested capital gains .......................             7,577                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            53,395                116         66,102,907        125,538,872
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            85,454                  -         12,931,503         13,315,698
  Transfers between funds ........................           348,040             28,754        (15,935,945)       (25,136,792)
  Redemptions (note 3) ...........................                 -                  -        (72,569,039)       (72,828,047)
  Annuity benefits ...............................                 -                  -            (66,723)           (68,270)
  Annual contract maintenance charges
    (note 2) .....................................                (8)                 -           (222,642)          (246,488)
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -           (282,487)          (370,793)
  Adjustments to maintain reserves ...............             2,697                578             86,544            (57,151)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           436,183             29,332        (76,058,789)       (85,391,843)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           489,578             29,448         (9,955,882)        40,147,029
Contract owners' equity beginning
  of period ......................................            29,448                  -        444,110,406        403,963,377
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           519,026             29,448        434,154,524        444,110,406
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................             2,627                  -         13,018,344         16,110,284
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            60,335              2,627            922,502          2,867,865
  Units redeemed .................................           (24,724)                 -         (3,095,996)        (5,959,805)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            38,238              2,627         10,844,850         13,018,344
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  StDisc2                              StIntStk2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $     (1,041,720)        (1,011,212)                 -            160,386
  Realized gain (loss) on investments ............           596,644            109,735                  -           (568,402)
  Change in unrealized gain (loss)
    on investments ...............................        10,468,572         24,697,203                  -           (133,895)
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................        10,023,496         23,795,726                  -           (541,911)
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,108,006          1,957,690                  -            128,201
  Transfers between funds ........................          (343,977)        (4,595,706)                (2)       (13,533,271)
  Redemptions (note 3) ...........................       (13,522,035)       (13,129,084)                 -           (643,096)
  Annuity benefits ...............................           (16,489)           (16,291)                 -               (272)
  Annual contract maintenance charges
    (note 2) .....................................           (45,179)           (49,795)                 -             (1,299)
  Contingent deferred sales charges
    (note 2) .....................................           (38,222)           (57,776)                 -             (2,879)
  Adjustments to maintain reserves ...............           (80,533)           (98,174)                 -            (25,170)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................       (11,938,429)       (15,989,136)                (2)       (14,077,786)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        (1,914,933)         7,806,590                 (2)       (14,619,697)
Contract owners' equity beginning
  of period ......................................        81,628,575         73,821,985                  2         14,619,699
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     79,713,642         81,628,575                  -                  2
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................         3,528,905          4,412,647                  2          2,668,379
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           400,611            613,216                  -          1,464,859
  Units redeemed .................................          (921,086)        (1,496,958)                (2)        (4,133,236)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         3,008,430          3,528,905                  -                  2
                                                    ================   ================   ================   ================

                                                                  VEWrldBdR1                          VEWrldBd
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (29,371)                 -          3,617,150            361,780
  Realized gain (loss) on investments ............            32,847                  -          1,381,620          7,368,241
  Change in unrealized gain (loss)
    on investments ...............................           416,050                  -         (2,593,789)           900,683
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           419,526                  -          2,404,981          8,630,704
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           581,102                  -            538,554          1,448,436
  Transfers between funds ........................         5,047,582                  -         (9,565,011)       (10,572,005)
  Redemptions (note 3) ...........................          (510,485)                 -         (9,026,437)       (10,435,570)
  Annuity benefits ...............................                 -                  -            (20,825)           (22,466)
  Annual contract maintenance charges
    (note 2) .....................................              (582)                 -            (22,421)           (31,701)
  Contingent deferred sales charges
    (note 2) .....................................            (1,182)                 -            (27,724)           (46,023)
  Adjustments to maintain reserves ...............                59                  -              7,036             15,734
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         5,116,494                  -        (18,116,828)       (19,643,595)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         5,536,020                  -        (15,711,847)       (11,012,891)
Contract owners' equity beginning
  of period ......................................                 -                  -         51,572,960         62,585,851
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         5,536,020                  -         35,861,113         51,572,960
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          2,862,991          4,136,893
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           592,904                  -            187,063          3,323,555
  Units redeemed .................................           (98,413)                 -         (1,218,755)        (4,597,457)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           494,491                  -          1,831,299          2,862,991
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               VEWrldEMktR1                           VEWrldEMkt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $        (25,826)                 -           (280,593)          (468,809)
  Realized gain (loss) on investments ............            27,898                  -          8,001,289          8,009,598
  Change in unrealized gain (loss)
    on investments ...............................           947,682                  -             80,757          9,202,940
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           949,754                  -          7,801,453         16,743,729
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           818,814                  -            716,065          1,360,741
  Transfers between funds ........................         5,344,584                  -        (11,536,686)         4,738,157
  Redemptions (note 3) ...........................          (635,907)                 -         (8,314,395)        (7,520,009)
  Annuity benefits ...............................                 -                  -            (19,618)           (17,950)
  Annual contract maintenance charges
    (note 2) .....................................              (687)                 -            (23,603)           (23,475)
  Contingent deferred sales charges
    (note 2) .....................................            (2,269)                 -            (32,745)           (47,991)
  Adjustments to maintain reserves ...............                72                  -              3,950            (13,786)
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         5,524,607                  -        (19,207,032)        (1,524,313)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,474,361                  -        (11,405,579)        15,219,416
Contract owners' equity beginning
  of period ......................................                 -                  -         51,064,934         35,845,518
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      6,474,361                  -         39,659,355         51,064,934
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          5,585,517          5,964,059
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           779,539                  -          1,723,310         12,186,530
  Units redeemed .................................          (266,338)                 -         (3,817,531)       (12,565,072)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           513,201                  -          3,491,296          5,585,517
                                                    ================   ================   ================   ================

                                                                VEWrldHAsR1                            VEWrldHAs
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           (46,335)                 -           (393,123)          (320,186)
  Realized gain (loss) on investments ............           194,860                  -          7,017,897            961,557
  Change in unrealized gain (loss)
    on investments ...............................         1,050,968                  -          1,481,464         13,679,328
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         1,199,493                  -          8,106,238         14,320,699
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           790,463                  -            747,929          1,551,501
  Transfers between funds ........................         8,434,940                  -         (9,512,161)         2,418,387
  Redemptions (note 3) ...........................        (1,117,852)                 -         (7,923,246)        (5,522,211)
  Annuity benefits ...............................                 -                  -             (5,231)            (4,111)
  Annual contract maintenance charges
    (note 2) .....................................              (980)                 -            (24,060)           (24,467)
  Contingent deferred sales charges
    (note 2) .....................................            (1,385)                 -            (26,104)           (23,985)
  Adjustments to maintain reserves ...............               110                  -              3,041             10,508
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         8,105,296                  -        (16,739,832)        (1,594,378)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         9,304,789                  -         (8,633,594)        12,726,321
Contract owners' equity beginning
  of period ......................................                 -                  -         50,866,331         38,140,010
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         9,304,789                  -         42,232,737         50,866,331
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -          3,205,129          3,463,167
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         1,048,889                  -            642,491          4,754,671
  Units redeemed .................................          (302,868)                 -         (1,690,594)        (5,012,709)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           746,021                  -          2,157,026          3,205,129
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                VKCorPlus2                              VKEmMkt
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         97,354             (5,121)         1,097,860           (296,197)
  Realized gain (loss) on investments ............             7,343                (76)         1,361,737          2,308,162
  Change in unrealized gain (loss)
    on investments ...............................            15,716             17,732         (1,960,295)         2,913,674
  Reinvested capital gains .......................            10,305                924            637,064                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           130,718             13,459          1,136,366          4,925,639
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         7,063,132          1,343,604            521,061          1,835,397
  Transfers between funds ........................           (40,367)           149,894         (5,633,344)         5,814,710
  Redemptions (note 3) ...........................          (393,771)           (11,559)        (5,023,261)        (3,541,793)
  Annuity benefits ...............................                 -                  -             (7,178)            (3,761)
  Annual contract maintenance charges
    (note 2) .....................................              (173)                 -            (10,799)           (11,795)
  Contingent deferred sales charges
    (note 2) .....................................            (2,964)              (201)           (19,633)           (20,576)
  Adjustments to maintain reserves ...............              (200)                14               (201)             8,581
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         6,625,657          1,481,752        (10,173,355)         4,080,763
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         6,756,375          1,495,211         (9,036,989)         9,006,402
Contract owners' equity beginning
  of period ......................................         1,495,211                  -         24,519,227         15,512,825
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      8,251,586          1,495,211         15,482,238         24,519,227
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           147,979                  -          1,706,650          1,362,649
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           777,349            151,163            453,197          3,223,122
  Units redeemed .................................          (128,231)            (3,184)        (1,167,615)        (2,879,121)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           797,097            147,979            992,232          1,706,650
                                                    ================   ================   ================   ================

                                                                 VKEmMkt2                             VKUSRealEst
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................           214,705             (9,382)           347,108         (1,783,406)
  Realized gain (loss) on investments ............           (19,347)            10,390          8,126,669          1,494,615
  Change in unrealized gain (loss)
    on investments ...............................          (140,782)           126,170         36,356,899         40,337,880
  Reinvested capital gains .......................           126,283                  -          2,893,723                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           180,859            127,178         47,724,399         40,049,089
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         2,061,334          1,923,566          6,638,450          4,751,065
  Transfers between funds ........................        (1,405,923)           705,646         13,909,835          3,356,822
  Redemptions (note 3) ...........................          (219,116)           (24,867)       (31,618,479)       (23,927,384)
  Annuity benefits ...............................                 -                  -            (27,204)           (20,516)
  Annual contract maintenance charges
    (note 2) .....................................              (346)                 -            (64,975)           (61,403)
  Contingent deferred sales charges
    (note 2) .....................................            (5,622)              (320)          (109,146)          (137,346)
  Adjustments to maintain reserves ...............              (750)               (79)            37,538              4,234
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           429,577          2,603,946        (11,233,981)       (16,034,528)
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           610,436          2,731,124         36,490,418         24,014,561
Contract owners' equity beginning
  of period ......................................         2,731,124                  -        151,235,032        127,220,471
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............         3,341,560          2,731,124        187,725,450        151,235,032
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           217,082                  -          5,597,622          6,388,968
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           390,525            243,306          2,080,364          1,913,262
  Units redeemed .................................          (361,341)           (26,224)        (2,517,168)        (2,704,608)
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           246,266            217,082          5,160,818          5,597,622
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               VKUSRealEst2                           VicDivrStk
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $            725            (39,655)                28                  7
  Realized gain (loss) on investments ............           380,980             77,571                706                  2
  Change in unrealized gain (loss)
    on investments ...............................         7,721,914            742,473             22,689                821
  Reinvested capital gains .......................           436,261                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................         8,539,880            780,389             23,423                830
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................        23,686,202          8,498,419            466,409             20,880
  Transfers between funds ........................         3,401,852          1,711,601                  -                  -
  Redemptions (note 3) ...........................        (1,592,226)          (164,842)            (8,890)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................            (2,011)                 -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................           (49,114)            (1,426)                 -                  -
  Adjustments to maintain reserves ...............            (1,591)              (100)                29                  6
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................        25,443,112         10,043,652            457,548             20,886
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............        33,982,992         10,824,041            480,971             21,716
Contract owners' equity beginning
  of period ......................................        10,824,041                  -             21,716                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $     44,807,033         10,824,041            502,687             21,716
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................           801,715                  -              1,741                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................         2,307,920            902,907             39,515              1,741
  Units redeemed .................................          (630,549)          (101,192)              (780)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................         2,479,086            801,715             40,476              1,741
                                                    ================   ================   ================   ================

                                                                VISLgCapGr2                          VISLgCapVal2
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................              (393)                 -                759                  -
  Realized gain (loss) on investments ............              (114)                 -                 43                  -
  Change in unrealized gain (loss)
    on investments ...............................            25,527                  -             31,955                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            25,020                  -             32,757                  -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           581,155                  -            517,449                  -
  Transfers between funds ........................             7,209                  -             30,475                  -
  Redemptions (note 3) ...........................            (1,734)                 -             (1,164)                 -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................                 -                  -                  -                  -
  Adjustments to maintain reserves ...............                (7)                 -                 (7)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................           586,623                  -            546,753                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............           611,643                  -            579,510                  -
Contract owners' equity beginning
  of period ......................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............           611,643                  -            579,510                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................            58,314                  -             50,723                  -
  Units redeemed .................................              (176)                 -               (177)                 -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................            58,138                  -             50,546                  -
                                                    ================   ================   ================   ================

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 VISModGr2                            WFLrgCoGro
                                                    -----------------------------------   -----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                    ----------------   ----------------   ----------------   ----------------
  Net investment income (loss) ...................  $         17,647                  -                  -                  -
  Realized gain (loss) on investments ............               (81)                 -                  -                  -
  Change in unrealized gain (loss)
    on investments ...............................           174,078                  -                 (6)                 -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           191,644                  -                 (6)                 -
                                                    ----------------   ----------------   ----------------   ----------------
Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................         4,279,108                  -             23,124                  -
  Transfers between funds ........................               153                  -                  -                  -
  Redemptions (note 3) ...........................          (127,272)                 -                  -                  -
  Annuity benefits ...............................                 -                  -                  -                  -
  Annual contract maintenance charges
    (note 2) .....................................                 -                  -                  -                  -
  Contingent deferred sales charges
    (note 2) .....................................            (1,445)                 -                  -                  -
  Adjustments to maintain reserves ...............                95                  -                 (1)                 -
                                                    ----------------   ----------------   ----------------   ----------------
    Net equity transactions ......................         4,150,639                  -             23,123                  -
                                                    ----------------   ----------------   ----------------   ----------------
Net change in contract owners' equity ............         4,342,283                  -             23,117                  -
Contract owners' equity beginning
  of period ......................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
Contract owners' equity end of period ............  $      4,342,283                  -             23,117                  -
                                                    ================   ================   ================   ================
CHANGES IN UNITS:
  Beginning units ................................                 -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Units purchased ................................           437,492                  -              2,297                  -
  Units redeemed .................................           (40,702)                 -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------
  Ending units ...................................           396,790                  -              2,297                  -
                                                    ================   ================   ================   ================

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                    AIM VIF - Basic Value Fund - Series II Shares (AIMBValue2) AIM VIF - Capital Appreciation Fund - Series II Shares (AIMCapAp2)
                    AIM VIF - Capital Development Fund - Series II Shares (AIMCapDev2)

               Alger American Balanced Portfolio - Class S (AlgerBal)

               Alger American MidCap Growth Portfolio - Class S (AlgMidCapGr)

               Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
                    Alliance VPSF - AllianceBernstein Growth & Income Portfolio
                    - Class B (AlGrIncB)
                    Alliance VPSF - AllianceBernstein Small Cap Value Portfolio
                    - Class B (AISmCapValB)

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - Income & Growth Fund - Class II (ACVPIncGr2)
                    American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class II (ACVPInt2)
                    American Century VP - International Fund - Class III (ACVPInt3)
                    American Century VP - International Fund - Class IV
                    (ACVPInt4)
                    American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Ultra/(R)/ Fund - Class II (ACVPUltra2)
                    American Century VP - Value Fund - Class I (ACVPVal) American Century VP - Value Fund - Class II (ACVPVal2)

               Portfolios of the American Variable Insurance Series
               (American VIS);
                    American VIS - Growth Fund - Class 1 (AmerGro)
                    American VIS - High-Income Bond Fund - Class 1 (AmerHiIncBd) American VIS - U.S. Government/AAA-Rated Securities Fund - Class 1 (AmerUSGvt)

               Charles Schwab Money Market Portfolio (ChScMM)

                                                                     (Continued)
                                       61

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust - International Focus Portfolio
                    (CSIntFoc)
                    Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Dreyfus Stock Index Fund, Inc. - Service Shares (DryStkIxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Appreciation Portfolio - Service Shares (DryVIFAppS)
                    Dreyfus VIF - Developing Leaders Portfolio - Service Shares (DryVIFDevLdS)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)

               Portfolios of the Federated Insurance Series (Federated IS);
                    Federated IS - American Leaders Fund II - Service Shares (FedAmLeadS)
                    Federated IS - Capital Appreciation Fund II - Service Shares (FedCapApS)
                    Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
                    Federated IS - Quality Bond Fund II - Service Shares (FedQualBdS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund (Fidelity/(R)/VIP);
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service
                    Class 2 (FidVIPEI2)
                    Fidelity/(R)/ VIP - Growth Portfolio - Initial Class (FidVIPGr)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2 (FidVIPGr2)
                    Fidelity/(R)/ VIP - High Income Portfolio - Initial Class (FidVIPHI)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class (FidVIPOv)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R (FidVIPOvR)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 (FidVIPOvS2)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund II (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class (FidVIPCon)
                    Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2 (FidVIPCon2)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
                    Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class 2 (FidVIPIGBd2)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products Fund III (Fidelity/(R)/ VIP III);
                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
                    Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2 (FidVIPMCap2)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2 (FidVIPValS2)

               First Horizon Capital Appreciation Portfolio (FHCapAp)

               First Horizon Core Equity Portfolio (FHCoreEq)

               Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPRisDiv2)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2 (FrVIPSmCapV2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
                    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
               GVIT);
               (Gartmore is an affiliate of the Company)
                    Gartmore GVIT Comstock Value Fund - Class II (GVITCVal2) Gartmore GVIT Dreyfus International Value Fund - Class II (GVITIntVal2)
                    Gartmore GVIT Dreyfus International Value Fund - Class III (GVITIntVal3)
                    Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class II (GVITEmMrkts2)
                    Gartmore GVIT Emerging Markets Fund - Class III
                    (GVITEmMrkts3)
                    Gartmore GVIT Emerging Markets Fund - Class VI
                    (GVITEmMrkts6)
                    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class II (GVITGlFin2)
                    Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
                    Gartmore GVIT Global Health Sciences Fund - Class II (GVITGlHlth2)
                    Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
                    Gartmore GVIT Global Health Sciences Fund - Class VI (GVITGlHlth6)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Technology and Communications Fund - Class II (GVITGlTech2)
                    Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
                    Gartmore GVIT Global Technology and Communications Fund - Class VI (GVITGlTech6)
                    Gartmore GVIT Global Utilities Fund - Class II (GVITGlUtl2) Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg) Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod) Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
                    Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
                    Gartmore GVIT International Growth Fund - Class I
                    (GVITIntGro)
                    Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
                    Gartmore GVIT International Value Fund - Class VI (GVITIntVal6)
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
                        (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class I)
                    Gartmore GVIT Mid Cap Growth Fund - Class II (GVITSMdCpGr2)
                        (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class II)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund - Class I (GVITNWFund)
                        (formerly Gartmore GVIT Total Return Fund - Class I)
                    Gartmore GVIT Nationwide/(R)/ Fund - Class II (GVITNWFund2)
                        (formerly Gartmore GVIT Total Return Fund - Class II)
                    Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III (GVITLead3)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Growth Fund - Class II (GVITSmCapGr2)
                    Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Cap Value Fund - Class II (GVITSmCapVal2)
                    Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Small Company Fund - Class II (GVITSmComp2) Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)*
                    Gartmore GVIT Turner Growth Focus Fund - Class III (GVITTGroFoc3)*
                    Gartmore GVIT U.S. Growth Leaders Fund - Class II
                    (GVITUSGro2)
                    Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)
                    Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                        (formerly Gartmore GVIT MAS Multi Sector Bond Fund - I)
                    Gartmore GVIT Worldwide Leaders Fund - Class III
                    (GVITWLead3)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Core Portfolio - Service Shares (JanRMgCore)
                        (formerly Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares)

               JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMSTMidCap)

               Portfolios of the MFS/(R)/ Variable Insurance TrustSM (MFS/(R)/
               VIT);
                    MFS/(R)/ VIT - Investors Growth Stock Series - Service Class (MFSInvGrStS)
                    MFS/(R)/ VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
                    Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio - I Class (NBAMTGuard)
                    Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/
                    - I Class (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - S Class (NBAMTMCGrS)
                    Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class (NBAMTPart)
                    Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

               Portfolios of the Oppenheimer Variable Annuity Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Balanced Fund/VA - Initial Class (OppBal)
                        (formerly Oppenheimer Multiple Strategies Fund/VA - Initial Class)
                    Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Capital Appreciation Fund/VA - Service Class (OppCapApS)
                    Oppenheimer Global Securities Fund/VA - Class 3 (OppGlSec3) Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer Global Securities Fund/VA - Service Class (OppGlSecS)
                    Oppenheimer High Income Fund/VA - Service Class
                    (OppHighIncS)
                    Oppenheimer Main Street Fund/(R)//VA - Initial Class (OppMSFund)
                        (formerly Oppenheimer Main Street/(R)/ Growth & Income Fund/VA - Initial Class)
                    Oppenheimer Main Street Fund/(R)//VA - Service Class (OppMSFundS)
                        (formerly Oppenheimer Main Street/(R)/ Growth & Income Fund/VA - Service Class)
                    Oppenheimer Main Street Small Cap Fund/(R)//VA - Service Class (OppMSSmCapS)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PVTGroInc) Putnam VT International Equity Fund - IB Shares (PVTIntEq) Putnam VT Voyager II Fund - IB Shares (PVTVoyII)
                        (formerly Putnam VT Discovery Growth Fund)

               Portfolio of the SAFECO Resource Series Trust (SAFECO RST);
                    SAFECO Resource Series Trust - Small Cap Value Portfolio (SRSTSmCapV)

               Strong Opportunity Fund II, Inc. - Investor Class (StOpp2)

               Portfolio of the Strong Variable Insurance Funds, Inc. (Strong
               VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)*

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

               Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck
               WIT);
                    Van Eck WIT - Worldwide Bond Fund - Class R1 (VEWrldBdR1) Van Eck WIT - Worldwide Bond Fund - Initial Class (VEWrldBd) Van Eck WIT - Worldwide Emerging Markets Fund - Class R1 (VEWrldEMktR1)
                    Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class (VEWrldEMkt)
                    Van Eck WIT - Worldwide Hard Assets Fund - Class R1 (VEWrldHAsR1)
                    Van Eck WIT - Worldwide Hard Assets Fund - Initial Class (VEWrldHAs)

               Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (VKCorPlus2)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
                    Van Kampen UIF - Emerging Markets Debt Portfolio - Class II (VKEmMkt2)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class II (VKUSRealEst2)

               Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                    Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)

               Portfolios of the VISION Group of Funds;
                    VISION Group of Funds - Large Cap Growth Fund II
                    (VISLgCapGr2)
                    VISION Group of Funds - Large Cap Value Fund II
                    (VISLgCapVal2)
                    VISION Group of Funds - Managed Allocation Fund - Moderate Growth II (VISModGr2)

               Portfolio of the Wells Fargo Variable Trust;
                    Wells Fargo Variable Trust - Large Company Growth Fund (WFLrgCoGro)

               *At December 31, 2004, contract owners were not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America's Vision, America's Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 7 years. For Achiever contracts, this charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 8 years. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year to 0% after the purchase payment has been held in the contract for 4 years. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                                                                      All
                                                               America's              America's     American
Nationwide Variable Account-II Options             BOA IV       Vision      NEBA      Future II       Gold        Achiever
-------------------------------------------------------------------------------------------------------------------------------
  Variable Account Charges - Recurring .........    1.30%       1.40%       0.80%       1.15%         1.15%         1.55%
-------------------------------------------------------------------------------------------------------------------------------
  CDSC Options:
    Four Year CDSC .............................       -           -           -        0.25%         0.25%         0.20%
    No CDSC ....................................       -           -           -        0.30%         0.30%         0.25%
-------------------------------------------------------------------------------------------------------------------------------
  Death Benefit Options:
      Allows enhanced provisions in place of the
      standard death benefit.
    One-Year Enhanced II .......................       -           -           -        0.20%/(2)/    0.20%/(2)/       -
    One-Year Enhanced ..........................       -           -           -        0.10%/(4)/    0.10%/(4)/       -
    One-Month Enhanced II ......................       -           -           -           -             -             -
    One-Month Enhanced .........................       -           -           -           -          0.35%/(2)/    0.20%/(2)/
    Combination Enhanced II ....................       -           -           -           -             -             -
    Combination Enhanced .......................       -           -           -           -          0.40%/(5)/    0.30%/(5)/
-------------------------------------------------------------------------------------------------------------------------------
  Spousal Protection Annuity Option:
      Allows a surviving spouse to continue the
      contract while receiving the
      economic benefit of the death benefit
      upon the death of the other spouse.
    Spousal Protection Annuity Option II .......       -           -           -           -             -             -
    Spousal Protection Annuity Option ..........       -           -           -           -             -             -
-------------------------------------------------------------------------------------------------------------------------------
  Beneficiary Protector II Option ..............       -           -           -           -          0.35%         0.35%
      Upon death of the annuitant, in addition
      to any death benefit payable, the
      contract will be credited an additional
      amount.
-------------------------------------------------------------------------------------------------------------------------------
  Capital Preservation Plus Option .............       -           -           -        0.50%         0.50%         0.50%
      Provides a return of principle over the
      elected program period.
-------------------------------------------------------------------------------------------------------------------------------
  Extra Value Option (EV):
      Fee assessed to assets of the variable
      account and to allocations made to the
      fixed account or guaranteed term options
      in exchange for application of Extra
      Value Credit of purchase payments made
      during the first 12 months contract is
        in force.
    3% Extra Value Credit Option ...............       -           -           -        0.30%         0.45%/(9)/    0.10%
    4% Extra Value Credit Option ...............       -           -           -        0.40%            -          0.25%
    5% Extra Value Credit Option ...............       -           -           -           -          0.70%/(2)/    0.45%/(10)/
    5% Extra Value Credit Option ...............       -           -           -           -             -          0.55%/(11)/
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
  Maximum Variable Account Charges(1): .........    1.30%       1.40%       0.80%       2.55%         3.40%         3.50%
-------------------------------------------------------------------------------------------------------------------------------

                                                   Future        Exclusive      Elite        Choice
Nationwide Variable Account-II Options             Venue           Venue        Venue       Venue II    Schwab
--------------------------------------------------------------------------------------------------------------
  Variable Account Charges - Recurring .........    1.10%          1.60%        1.75%        1.50%       0.95%
--------------------------------------------------------------------------------------------------------------
  CDSC Options:
    Four Year CDSC .............................       -              -            -            -           -
    No CDSC ....................................       -              -            -            -           -
--------------------------------------------------------------------------------------------------------------
  Death Benefit Options:
      Allows enhanced provisions in place of the
      standard death benefit.
    One-Year Enhanced II .......................    0.15%/(3)/        -            -            -           -
    One-Year Enhanced ..........................    0.10%/(4)/        -            -            -        0.10%
    One-Month Enhanced II ......................    0.35%/(3)/     0.20%/(2)/   0.20%/(2)/   0.20%/(2)/     -
    One-Month Enhanced .........................    0.30%/(6)/     0.20%/(6)/   0.20%/(6)/   0.20%/(6)/     -
    Combination Enhanced II ....................    0.45%/(3)/     0.35%/(2)/   0.35%/(2)/   0.35%/(2)/     -
    Combination Enhanced .......................    0.40%/(7)/     0.30%/(7)/   0.30%/(7)/   0.30%/(7)/  0.40%
--------------------------------------------------------------------------------------------------------------
  Spousal Protection Annuity Option:
      Allows a surviving spouse to continue the
      contract while receiving the
      economic benefit of the death benefit
      upon the death of the other spouse.
    Spousal Protection Annuity Option II .......    0.20%/(3)/        -            -            -           -
    Spousal Protection Annuity Option ..........    0.10%/(8)/     0.20%        0.20%        0.20%          -
--------------------------------------------------------------------------------------------------------------
  Beneficiary Protector II Option ..............    0.35%          0.35%        0.35%        0.35%       0.35%
      Upon death of the annuitant, in addition
      to any death benefit payable, the
      contract will be credited an additional
      amount.
--------------------------------------------------------------------------------------------------------------
  Capital Preservation Plus Option .............    0.50%          0.50%        0.50%        0.50%       0.50%
      Provides a return of principle over the
      elected program period.
--------------------------------------------------------------------------------------------------------------
  Extra Value Option (EV):
      Fee assessed to assets of the variable
        account and to allocations made to the
        fixed account or guaranteed term options
        in exchange for application of Extra
        Value Credit of purchase payments made
        during the first 12 months contract is
        in force.
    3% Extra Value Credit Option ...............    0.45%             -            -            -           -
    4% Extra Value Credit Option ...............       -              -            -            -           -
    5% Extra Value Credit Option ...............       -              -            -            -           -
    5% Extra Value Credit Option ...............       -              -            -            -           -
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
  Maximum Variable Account Charges(1): .........    3.05%          3.00%        3.15%        2.90%       2.20%
--------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

/(2)/   Available beginning May 1, 2004 or a later date if state law requires.

/(3)/ Available beginning September 1, 2004 or a later date if state law requires.

/(4)/ Available until state approval is received for the One-Year Enhanced Death Benefit II Option.

/(5)/ Available until state approval is received for the One-Month Enhanced Death Benefit Option.

/(6)/ Available until state approval is received for the One-Month Enhanced Death Benefit II Option.

/(7)/ Available until state approval is received for the Combination Enhanced Death Benefit II Option.

/(8)/ Available until state approval is received for the Spousal Protection Annuity II Option.

/(9)/   Available until state approval is received for the 5% Extra Value
        Option.

/(10)/  Non-NY residents.

/(11)/  NY residents.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004:

                          Total   AIMBValue2    AIMCapAp2   AIMCapDev2     AlgerBal  AlgMidCapGr     AlGrIncB    AISmCapValB
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $     249,822            -            -            -            -            -            -              -
0.95% ..........         64,337          496          193          131          813          389          356             26
1.05% ..........         31,877          266            4            -           82          625            -            222
1.10% ..........         56,051        1,412          146           22            -            -          505            302
1.15% ..........      3,002,800       35,089       11,282       12,514            -            -       27,294          7,827
1.20% ..........         61,797          872           44            6            -            -          927            116
1.25% ..........      1,776,003       17,823        3,714        7,361            -            -       21,214          4,236
1.30% ..........     81,369,054          474            -          363            -            -        2,070              -
1.35% ..........        158,299        2,071           71          206            -           40            -              -
1.40% ..........     53,400,268        3,599        1,993        1,569            -            -        8,701            474
1.45% ..........      1,640,652       12,159        4,618        7,869           39          258       23,793          4,656
1.50% ..........      1,062,243       23,564        3,297        5,622            -            -       22,884          5,069
1.55% ..........      3,915,349       52,401       13,051       15,999            -            -       56,063         20,732
1.60% ..........        563,098        6,824        1,048        1,359            -            -        6,701          3,233
1.65% ..........      2,885,926       22,091        3,916        7,089            -            -       19,167          2,256
1.70% ..........        627,609       19,488        4,558          988            -            -       17,809         10,740
1.75% ..........      1,556,439       21,716        4,515        4,960            -            -       15,294          2,626
1.80% ..........      2,408,083       49,679        7,158       15,467            -            -       41,673         23,606
1.85% ..........      1,146,603       10,633        4,349        6,270            -            -       13,446          4,403
1.90% ..........        883,000        6,230        1,196        3,058            -            -       10,964          1,191
1.95% ..........        617,639        7,631        1,698        2,075            -            -        5,970          6,053
2.00% ..........        761,651        4,959        1,410        2,979            -            -        4,401          1,300
2.05% ..........      1,364,571       21,201        2,847        3,911            -            -       19,617          7,664
2.10% ..........        896,251       14,246        1,679        1,252            -            -        8,682            639
2.15% ..........        367,536        7,762        1,836        1,480            -            -        2,509            706
2.20% ..........        347,039        3,142          391          306            -            -        1,913            101
2.25% ..........      1,004,565        8,745        2,444          189            -            -        1,911            292
2.30% ..........        378,030        4,198        1,801        1,410            -            -        2,910              -
2.35% ..........        378,055        2,612          468        1,780            -            -          204             22
2.40% ..........         93,204        1,536          522          962            -            -          890            298
2.45% ..........        251,679          607          357          660            -            -        2,176             46
2.50% ..........         85,202        1,142          307          388            -            -          282              -
2.55% ..........        207,461          476          140          101            -            -        1,595              -
2.60% ..........        109,834          756        1,183          246            -            -          699              -
2.65% ..........         68,206          292            -           52            -            -          118              -
2.70% ..........         78,729            4            -           54            -            -            -            362
2.75% ..........         18,044           65          483            -            -            -            -              -
2.80% ..........         30,827          160          111            -            -            -          177              -
2.85% ..........         10,061            -           75            -            -            -            -              -
2.90% ..........          8,133            -            -            -            -            -          350              -
2.95% ..........          7,276            -            -            -            -            -            -              -
3.00% ..........          7,391            -            -            -            -            -            -              -
3.05% ..........          2,864            -            -            -            -            -            -              -
3.10% ..........          7,929            -            -            -            -            -            -              -
3.15% ..........          3,410            -            -            -            -            -            -              -
3.25% ..........            379            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $ 163,965,276      366,421       82,905      108,698          934        1,312      343,265        109,198
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                        ACVPBal    ACVPCapAp    ACVPIncGr   ACVPIncGr2 ACVPInflaPro      ACVPInt     ACVPInt2       ACVPInt3
                  -------------  -----------  -----------  ----------- ------------  -----------  -----------  -------------
0.80% ..........  $       2,920        1,771          865            -          492        1,971            -            597
0.95% ..........              -            -            -        2,316        2,863            -          244              -
1.05% ..........              -            -            -        1,513          280            -            -              -
1.10% ..........              -            -            -          252          402            -          104              -
1.15% ..........              -            -            -       22,446       32,057            -        8,732              -
1.20% ..........              -            -            -          380          421            -          292              -
1.25% ..........              -            -            -        7,996       38,256            -        5,276              -
1.30% ..........        832,663    1,303,775      400,717            -       67,913      558,532          136        215,827
1.35% ..........              -            -            -           77        1,719            -            -              -
1.40% ..........        708,802      396,033      296,640        2,810       73,668      498,255          694        117,528
1.45% ..........              -            -            -       12,829       26,917            -        7,457              -
1.50% ..........              -            -            -        6,017       26,166            -        5,054              -
1.55% ..........              -            -            -       42,012       73,034            -        5,183              -
1.60% ..........              -            -            -        2,172       11,189            -        5,528              -
1.65% ..........              -            -            -       13,775       20,957            -        2,362              -
1.70% ..........              -            -            -        3,939        7,016            -        1,222              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued               ACVPBal    ACVPCapAp    ACVPIncGr   ACVPIncGr2 ACVPInflaPro      ACVPInt     ACVPInt2       ACVPInt3
                  -------------  -----------  -----------  ----------- ------------  -----------  -----------  -------------
1.75% ..........              -            -            -        7,175       25,212            -          982              -
1.80% ..........              -            -            -       16,935       53,214            -        3,794              -
1.85% ..........              -            -            -       10,294       11,616            -        1,744              -
1.90% ..........              -            -            -        3,326        5,505            -          368              -
1.95% ..........              -            -            -        6,830        4,215            -        1,100              -
2.00% ..........              -            -            -        3,558       10,064            -           25              -
2.05% ..........              -            -            -        2,774        7,892            -        2,118              -
2.10% ..........              -            -            -       10,360       13,863            -          733              -
2.15% ..........              -            -            -          858        3,244            -          336              -
2.20% ..........              -            -            -        1,667        3,933            -          114              -
2.25% ..........              -            -            -          334        4,465            -            -              -
2.30% ..........              -            -            -          282        2,861            -            -              -
2.35% ..........              -            -            -          488          810            -           22              -
2.40% ..........              -            -            -          167          332            -           12              -
2.45% ..........              -            -            -           77          210            -           55              -
2.50% ..........              -            -            -          169          173            -            -              -
2.55% ..........              -            -            -          198        1,594            -            -              -
2.60% ..........              -            -            -          714           84            -            -              -
2.65% ..........              -            -            -          165          151            -            -              -
2.70% ..........              -            -            -           81          618            -          331              -
2.75% ..........              -            -            -            -            -            -            -              -
2.80% ..........              -            -            -           31           70            -            -              -
2.85% ..........              -            -            -           84           28            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -          188            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $   1,544,385    1,701,579      698,222      185,101      533,692    1,058,758       54,018        333,952
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                       ACVPInt4    ACVPUltra   ACVPUltra2      ACVPVal     ACVPVal2      AmerGro  AmerHiIncBd      AmerUSGvt
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -          140            -        5,727            -            -            -              -
0.95% ..........            170            -           45            -          583            -            -              -
1.05% ..........             47            -          809            -          282            -            -              -
1.10% ..........            388            -           53            -          402            -            -              -
1.15% ..........          4,980            -        8,000            -       54,780            -            -              -
1.20% ..........             62            -          389            -          362            -            -              -
1.25% ..........          1,895            -        8,236            -       33,267            -            -              -
1.30% ..........             87       48,689            8    1,322,397          632      259,250       28,809         36,034
1.35% ..........            422            -          983            -        2,973            -            -              -
1.40% ..........            255       39,508        1,177    1,051,088        5,799            -            -              -
1.45% ..........          2,446            -        6,662            -       27,698            -            -              -
1.50% ..........          1,041            -        3,115            -       14,580            -            -              -
1.55% ..........          5,602            -       12,925            -       68,149            -            -              -
1.60% ..........            119            -        5,036            -        3,197            -            -              -
1.65% ..........          1,340            -        7,804            -       49,307            -            -              -
1.70% ..........             65            -        6,430            -       12,144            -            -              -
1.75% ..........          1,442            -        4,714            -       16,068            -            -              -
1.80% ..........          2,741            -       11,588            -       34,711            -            -              -
1.85% ..........            297            -        8,619            -       19,136            -            -              -
1.90% ..........            410            -        2,433            -        6,783            -            -              -
1.95% ..........          1,001            -        3,497            -        6,205            -            -              -
2.00% ..........            804            -        2,888            -        6,069            -            -              -
2.05% ..........          1,171            -       10,363            -       11,797            -            -              -
2.10% ..........            774            -       14,557            -        6,507            -            -              -
2.15% ..........             49            -        2,691            -        4,811            -            -              -
2.20% ..........              -            -        1,616            -        1,732            -            -              -
2.25% ..........              -            -        3,179            -        3,089            -            -              -
2.30% ..........             24            -        2,126            -        2,391            -            -              -
2.35% ..........              2            -        1,219            -        2,213            -            -              -
2.40% ..........              -            -          418            -          597            -            -              -
2.45% ..........              -            -          870            -        1,641            -            -              -
2.50% ..........              -            -          897            -          317            -            -              -
2.55% ..........              -            -        1,469            -          573            -            -              -
2.60% ..........              -            -           26            -           38            -            -              -
2.65% ..........              -            -           54            -           70            -            -              -
2.70% ..........              -            -          259            -           74            -            -              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued              ACVPInt4    ACVPUltra   ACVPUltra2      ACVPVal     ACVPVal2      AmerGro  AmerHiIncBd      AmerUSGvt
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.75% ..........              -            -          574            -          646            -            -              -
2.80% ..........              -            -            6            -           86            -            -              -
2.85% ..........              -            -           51            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      27,634       88,337      135,786    2,379,212      399,709      259,250       28,809         36,034
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                         ChScMM      CSGPVen     CSIntFoc    CSSmCapGr  DrySmCapIxS     DrySRGro     DryStkIx      DryStklxS
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -          220          453        4,039          231        4,021       16,577              -
0.95% ..........         17,257            -            -            -        1,025            -            -          6,978
1.05% ..........         10,539            -            -            -          718            -            -          3,598
1.10% ..........              -            -            -            -          145            -            -          3,519
1.15% ..........              -            -            -            -       30,185            -            -        129,704
1.20% ..........              -            -            -            -          572            -            -          4,608
1.25% ..........              -            -            -            -       16,765            -            -         57,006
1.30% ..........              -       51,095      307,211    1,062,850      139,694    1,074,073    5,381,941          1,806
1.35% ..........          1,194            -            -            -          876            -            -          3,215
1.40% ..........              -       32,321      371,314      781,836      139,400      540,888    4,656,215         10,297
1.45% ..........          5,469            -            -            -       12,364            -            -         40,241
1.50% ..........              -            -            -            -        5,009            -            -         51,672
1.55% ..........              6            -            -            -       32,336            -            -        121,182
1.60% ..........              -            -            -            -        2,942            -            -         13,116
1.65% ..........              -            -            -            -       11,728            -            -         55,133
1.70% ..........              -            -            -            -        3,562            -            -          9,753
1.75% ..........              -            -            -            -        5,519            -            -         31,345
1.80% ..........              -            -            -            -       18,179            -            -         43,511
1.85% ..........            220            -            -            -        9,540            -            -         26,417
1.90% ..........              -            -            -            -        2,099            -            -         10,710
1.95% ..........              -            -            -            -        5,069            -            -          9,962
2.00% ..........              -            -            -            -        2,348            -            -          8,600
2.05% ..........              -            -            -            -        3,522            -            -         26,384
2.10% ..........              -            -            -            -       10,830            -            -          3,704
2.15% ..........              -            -            -            -        1,138            -            -          4,996
2.20% ..........            102            -            -            -          783            -            -          2,338
2.25% ..........              -            -            -            -          494            -            -          8,556
2.30% ..........              -            -            -            -          912            -            -          2,377
2.35% ..........              -            -            -            -          331            -            -          3,924
2.40% ..........              -            -            -            -          833            -            -          4,184
2.45% ..........              -            -            -            -           27            -            -            371
2.50% ..........              -            -            -            -           18            -            -            260
2.55% ..........              -            -            -            -            -            -            -            353
2.60% ..........              -            -            -            -            -            -            -             90
2.65% ..........              -            -            -            -            -            -            -            232
2.70% ..........              -            -            -            -          251            -            -            386
2.75% ..........              -            -            -            -            -            -            -            320
2.80% ..........              -            -            -            -            -            -            -             68
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -            343
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -            140
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      34,787       83,636      678,978    1,848,725      459,445    1,618,982   10,054,733        701,399
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      DryVIFApp   DryVIFAppS DryVIFDevLdS  DryVIFGrInc   FedAmLeadS    FedCapApS    FedQualBd     FedQualBdS
                  -------------  ----------- ------------  -----------  -----------  -----------  -----------  -------------
0.80% .........   $       2,511            -            -        1,764            -            -           68              -
0.95% .........               -          669          340            -            -            -            -            471
1.05% .........               -          363            -            -            -           43            -              -
1.10% .........               -            3          200            -            -        1,851            -            296
1.15% .........               -       25,499       10,689            -        2,357        8,076            -         66,151
1.20% .........               -          139            -            -            -          457            -          1,926

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             DryVIFApp   DryVIFAppS DryVIFDevLdS  DryVIFGrInc   FedAmLeadS    FedCapApS    FedQualBd     FedQualBdS
                  -------------  ----------- ------------  -----------  -----------  -----------  -----------  -------------
1.25% ..........              -       11,873        3,893            -        2,238        3,724            -         37,200
1.30% ..........        556,159        1,144            -      326,571            -            -      178,656              -
1.35% ..........              -          406           94            -            -            -            -          2,360
1.40% ..........        380,656        2,061        1,970      301,149          538          760      200,907          5,063
1.45% ..........              -       15,707        3,579            -        2,235        1,267            -         30,171
1.50% ..........              -       12,750        2,684            -        1,859        1,671            -         19,099
1.55% ..........              -       38,709       15,643            -        7,182        6,011            -         76,501
1.60% ..........              -        3,166          943            -        1,604        1,688            -          7,033
1.65% ..........              -       14,661        3,241            -        2,229        5,384            -         32,884
1.70% ..........              -        3,357        2,301            -        1,372        1,036            -         13,966
1.75% ..........              -        6,454        2,935            -          201          752            -         11,954
1.80% ..........              -       14,904        4,459            -        1,738        3,058            -         54,040
1.85% ..........              -        7,067        1,859            -          422        1,613            -         20,907
1.90% ..........              -        3,740          654            -        2,129        1,452            -          7,786
1.95% ..........              -        1,095        3,360            -        2,071        1,037            -          9,581
2.00% ..........              -          640          701            -            -          490            -          4,433
2.05% ..........              -        2,910        2,427            -        2,852        3,784            -         13,403
2.10% ..........              -        1,853          545            -          141          439            -          5,353
2.15% ..........              -          768            -            -        1,760          118            -         10,014
2.20% ..........              -          324           64            -           80        1,585            -          1,796
2.25% ..........              -          188        1,581            -          966        3,079            -          3,158
2.30% ..........              -          966           21            -          116           55            -          4,556
2.35% ..........              -          311           98            -           37          241            -            435
2.40% ..........              -          578          289            -           77            -            -             74
2.45% ..........              -          195           72            -           17           67            -            337
2.50% ..........              -           94            -            -            -          118            -             94
2.55% ..........              -            -            -            -          159          430            -              -
2.60% ..........              -          164            -            -            -           74            -            207
2.65% ..........              -           46            -            -            -            -            -            121
2.70% ..........              -           52            -            -           27            -            -              -
2.75% ..........              -            -            -            -           21            -            -              -
2.80% ..........              -          113            -            -            -           51            -             15
2.85% ..........              -           75            -            -            -            -            -            125
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -          224            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     939,326      173,044       64,642      629,484       34,428       50,635      379,631        441,510
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                       FidVIPEI    FidVIPEI2     FidVIPGr    FidVIPGr2     FidVIPHI     FidVIPOv    FidVIPOvR     FidVIPOvS2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $      12,200            -       14,382            -        2,263          445          792              -
0.95% ..........              -            -            -            -            -            -            -              -
1.05% ..........              -            -            -            -            -            -            -              -
1.10% ..........              -        2,442            -          555            -            -            -          1,046
1.15% ..........              -      126,634            -       54,727            -            -            -         30,662
1.20% ..........              -        3,007            -          318            -            -            -            106
1.25% ..........              -       72,215            -       26,148            -            -            -         12,321
1.30% ..........      8,919,870        2,084   10,426,569          320    1,599,348    1,721,835      421,412            614
1.35% ..........              -        5,504            -        1,033            -            -            -              -
1.40% ..........      6,107,501       14,814    4,288,495        7,086    1,624,546      592,900      213,702          2,115
1.45% ..........              -       66,720            -       36,690            -            -            -         13,221
1.50% ..........              -       36,877            -       14,651            -            -            -         14,375
1.55% ..........              -      142,685            -       84,294            -            -            -         17,031
1.60% ..........              -       23,137            -        7,508            -            -            -          6,849
1.65% ..........              -       80,809            -       37,974            -            -            -          8,702
1.70% ..........              -       17,950            -       14,373            -            -            -          7,137
1.75% ..........              -       31,361            -       13,646            -            -            -          3,785
1.80% ..........              -       81,197            -       69,902            -            -            -         14,190
1.85% ..........              -       40,205            -       26,920            -            -            -          7,242
1.90% ..........              -       13,110            -        8,124            -            -            -          2,389
1.95% ..........              -       13,458            -        7,595            -            -            -          1,774
2.00% ..........              -       32,620            -       19,015            -            -            -          1,542
2.05% ..........              -       43,135            -       28,365            -            -            -          2,312
2.10% ..........              -       14,971            -        8,685            -            -            -          2,072
2.15% ..........              -        7,494            -        7,138            -            -            -          2,422
2.20% ..........              -        7,206            -        1,388            -            -            -              2

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued              FidVIPEI    FidVIPEI2     FidVIPGr    FidVIPGr2     FidVIPHI     FidVIPOv    FidVIPOvR     FidVIPOvS2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.25% ..........              -        5,742            -        4,042            -            -            -             29
2.30% ..........              -        5,955            -        1,927            -            -            -            153
2.35% ..........              -        7,577            -        4,496            -            -            -             81
2.40% ..........              -          736            -        1,234            -            -            -             16
2.45% ..........              -        1,399            -          893            -            -            -            167
2.50% ..........              -          678            -          808            -            -            -              -
2.55% ..........              -          779            -           54            -            -            -              -
2.60% ..........              -          868            -          573            -            -            -              -
2.65% ..........              -          217            -           92            -            -            -              -
2.70% ..........              -          176            -        1,346            -            -            -          1,067
2.75% ..........              -            6            -           84            -            -            -              -
2.80% ..........              -           96            -           51            -            -            -              -
2.85% ..........              -          111            -           75            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -           60            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $  15,039,571      904,035   14,729,446      492,130    3,226,157    2,315,180      635,906        153,422
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                    FidVIPOvS2R     FidVIPAM    FidVIPCon   FidVIPCon2  FidVIPIGBdS  FidVIPIGBd2   FidVIPGrOp    FidVIPMCap2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -        2,251       10,312            -           86            -          804              -
0.95% ..........              -            -            -            -            -            -            -              -
1.05% ..........              -            -            -            -            -            -            -              -
1.10% ..........             33            -            -        1,516            -          538            -            893
1.15% ..........         12,875            -            -      117,344            -       60,149            -         65,894
1.20% ..........             59            -            -        3,560            -          906            -          1,056
1.25% ..........          6,139            -            -       85,823            -       32,914            -         43,738
1.30% ..........            349    4,021,863    5,276,211        3,680       57,559          425      315,155          2,086
1.35% ..........            790            -            -       10,127            -        2,350            -          4,862
1.40% ..........          1,810    1,464,052    4,268,003       15,473       56,427        7,111      293,288          6,007
1.45% ..........         16,047            -            -       70,432            -       34,081            -         22,938
1.50% ..........          8,760            -            -       49,867            -       16,325            -         39,501
1.55% ..........         12,605            -            -      153,733            -       67,576            -         76,115
1.60% ..........          1,663            -            -       15,950            -        8,708            -         14,092
1.65% ..........          3,590            -            -       65,850            -       19,011            -         36,966
1.70% ..........          3,386            -            -       29,925            -        5,310            -         15,537
1.75% ..........          5,045            -            -       36,763            -       30,131            -         37,611
1.80% ..........          5,092            -            -       98,353            -       33,310            -         55,811
1.85% ..........          5,124            -            -       49,848            -       15,673            -         29,414
1.90% ..........          1,784            -            -       16,290            -        4,366            -         10,808
1.95% ..........            806            -            -       16,163            -        5,099            -         12,601
2.00% ..........          1,861            -            -       13,289            -        6,000            -         11,413
2.05% ..........          1,118            -            -       28,258            -       10,687            -         43,047
2.10% ..........          1,015            -            -       44,820            -       12,214            -         36,069
2.15% ..........          1,083            -            -       13,709            -        3,576            -         10,515
2.20% ..........            120            -            -        8,612            -          739            -          3,406
2.25% ..........             48            -            -        8,128            -          988            -         12,026
2.30% ..........             98            -            -       10,911            -        2,398            -          4,650
2.35% ..........            563            -            -        7,194            -          833            -          7,459
2.40% ..........             68            -            -        4,240            -           67            -          2,009
2.45% ..........            156            -            -        2,172            -          225            -          4,810
2.50% ..........              -            -            -        1,355            -          744            -          1,156
2.55% ..........              -            -            -        2,234            -           35            -          2,529
2.60% ..........              -            -            -          813            -          127            -            816
2.65% ..........            201            -            -          269            -            -            -            323
2.70% ..........            381            -            -          685            -            -            -            930
2.75% ..........             13            -            -            7            -            -            -            229
2.80% ..........              -            -            -          206            -           18            -            129
2.85% ..........              -            -            -           85            -          259            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -           60            -            -            -              -
3.00% ..........              -            -            -           98            -            -            -            107
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -          114            -            -            -            119
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      92,682    5,488,166    9,554,526      987,956      114,072      382,893      609,247        617,672
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                     FidVIPValS  FidVIPValS2      FHCapAp     FHCoreEq FrVIPRisDiv2 FrVIPSmCapV2 FrVIPForSec2   FrVIPForSec3
                  -------------  -----------  -----------  ----------- ------------ ------------ ------------  -------------
0.80% ..........  $       1,496            -            -            -            -            -            -              -
0.95% ..........              -            -            -            -          644        1,079        1,583            434
1.05% ..........              -            -            -            -        1,286          106           26              4
1.10% ..........              -          114            -            -        6,485          553          534            315
1.15% ..........              -       29,128            -            -       84,431       21,467       24,117          7,679
1.20% ..........              -           51            -            -        3,454          472          649            365
1.25% ..........              -       18,440            -            -       47,104       15,905       17,696          3,975
1.30% ..........        212,212          238            -            -        3,598        1,332          160             27
1.35% ..........              -          516            -            -        4,448        1,735            -          1,825
1.40% ..........        143,169        2,977            -            -        9,001        2,753        3,831          1,010
1.45% ..........              -       15,641            -            -       36,918       13,399       12,942          5,749
1.50% ..........              -        9,951            -            -       37,955        8,783        9,557          4,589
1.55% ..........              -       42,881           66          996      117,674       43,449       27,917          8,173
1.60% ..........              -        5,111            -            -       14,911        5,610       15,448          3,035
1.65% ..........              -       20,878          310           24       58,770       22,603       10,263          5,294
1.70% ..........              -        3,527            -            -       17,076        9,688        8,647          2,826
1.75% ..........              -        6,051           47           73       49,661        7,104        7,252          5,204
1.80% ..........              -       31,050            -            -       55,575       17,527       17,464          6,308
1.85% ..........              -       15,072          365          512       35,768        8,049        6,695          1,917
1.90% ..........              -        3,506            -            -       12,195        4,612        5,737            831
1.95% ..........              -        7,160            -            -       16,570        4,054        5,262          3,310
2.00% ..........              -        8,824            -            -       10,897        2,236        2,191          1,420
2.05% ..........              -        9,893            -        2,496       41,098        6,718        3,277          2,724
2.10% ..........              -       16,862            -            -       20,793        4,887        3,158          1,339
2.15% ..........              -        3,723            -        3,199        7,789        1,532        2,114            567
2.20% ..........              -          974            -            -        9,396        1,927          295            263
2.25% ..........              -        2,889            -          233       12,706           37        1,047          1,319
2.30% ..........              -          913           79          131        7,415          684           91          1,224
2.35% ..........              -        1,342            -        1,729        8,945          209          133            126
2.40% ..........              -           94            -            -        3,400          307          329            154
2.45% ..........              -          761            -            -        2,934        1,144          399             36
2.50% ..........              -          536            -            -        2,204           18            -              -
2.55% ..........              -        1,022            -            -        3,173           18            -              -
2.60% ..........              -          591            -            -        1,359            -            -              -
2.65% ..........              -           51            -            -          825          177            -              -
2.70% ..........              -            -            -            -        1,998        1,789        1,580            209
2.75% ..........              -            -            -            -           74          201            -              -
2.80% ..........              -          145            -            -          141            -            -              -
2.85% ..........              -            -            -            -          406            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -           59            -            -              -
3.00% ..........              -           89            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -          145            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     356,877      261,146          867        9,393      749,136      212,164      190,394         72,251
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      GVITCVal2  GVITIntVal2  GVITIntVal3 GVITDMidCapI  GVITEmMrkts GVITEmMrkts2 GVITEmMrkts3   GVITEmMrkts6
                  -------------  -----------  ----------- ------------  ----------- ------------ ------------  -------------
0.80% ..........  $         175            -          573        3,319           37            -          662              -
0.95% ..........            281        1,108            -          387            -            -            -              -
1.05% ..........              -           60            -           18            -            -            -              -
1.10% ..........            154            -            -          256            -          165            -             17
1.15% ..........         23,436        6,436            -       45,106            -       15,299            -          5,808
1.20% ..........             38            -            -          887            -           55            -             21
1.25% ..........         12,353        3,276            -       29,352            -        3,429            -          1,613
1.30% ..........         11,865          349       75,248      688,333       11,383           14      148,557              -
1.35% ..........            780            -            -        1,672            -            -            -            499
1.40% ..........         12,133          640       68,267      470,261        7,430        2,950       82,361            602
1.45% ..........         10,062        3,650            -       15,989            -        8,329            -          2,965
1.50% ..........         32,570        1,650            -        7,410            -        2,660            -          1,421
1.55% ..........         27,087       11,869            -       54,545            -       22,691            -          5,860
1.60% ..........          8,965        2,207            -        7,292            -        5,189            -            630
1.65% ..........         11,144        1,191            -       30,539            -        3,448            -          1,491
1.70% ..........         19,189          900            -       10,341            -        1,212            -            642
1.75% ..........         12,672          744            -        8,712            -        1,842            -          3,794
1.80% ..........         21,242        4,107            -       21,117            -       13,692            -          4,247
1.85% ..........         11,357        2,915            -        8,816            -        4,613            -          1,221
1.90% ..........          9,005        1,244            -        3,561            -        3,003            -          1,595

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITCVal2  GVITIntVal2  GVITIntVal3 GVITDMidCapI  GVITEmMrkts GVITEmMrkts2 GVITEmMrkts3   GVITEmMrkts6
                  -------------  -----------  ----------- ------------  ----------- ------------ ------------  -------------
1.95% ..........          8,980        1,087            -        4,615            -        3,776            -          2,081
2.00% ..........          2,990          356            -        2,100            -          726            -            942
2.05% ..........          6,262        1,507            -       18,753            -        3,401            -          1,787
2.10% ..........          8,134          908            -        1,869            -        1,434            -            161
2.15% ..........          5,057          375            -        1,384            -        1,530            -            322
2.20% ..........          3,108           92            -        1,085            -          296            -            258
2.25% ..........          1,813            -            -        1,693            -        1,039            -            489
2.30% ..........          4,234           57            -        1,064            -            -            -             83
2.35% ..........            556           46            -          705            -            6            -             48
2.40% ..........            950            -            -        1,448            -            2            -            160
2.45% ..........            436          253            -          334            -          493            -            270
2.50% ..........            455            -            -          607            -            -            -              -
2.55% ..........            615            -            -           57            -            -            -             18
2.60% ..........            161            -            -            -            -            -            -              -
2.65% ..........            185            -            -          202            -          712            -            164
2.70% ..........              -          962            -          265            -          242            -          1,013
2.75% ..........              -            -            -           67            -            -            -            139
2.80% ..........            120            -            -          134            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........             44            -            -           45            -            -            -              -
3.00% ..........            151            -            -           43            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     268,759       47,989      144,088    1,444,383       18,850      102,248      231,580         40,361
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                     GVITFHiInc   GVITGlFin2   GVITGlFin3  GVITGlHlth2  GVITGlHlth3  GVITGlHlth6   GVITGlTech    GVITGlTech2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% .........   $           -            -          265            -          371            -           58            -
0.95% .........           1,140          299            -          286            -           16            -           58
1.05% .........              28           96            -            -            -          198            -            -
1.10% .........             443            -            -           56            -           56            -            -
1.15% .........          42,536        4,834            -        5,985            -        4,103            -        5,652
1.20% .........           1,159          553            -          205            -            -            -          188
1.25% .........          28,418        2,361            -        7,959            -        2,478            -        6,238
1.30% .........              11            7       37,861           42       73,335            -       10,473            8
1.35% .........           2,183          124            -            -            -          656            -            -
1.40% .........           4,947          288       36,352          451       48,512          303        1,886          398
1.45% .........          73,565        1,433            -        2,206            -        4,036            -        2,533
1.50% .........           8,336          320            -        1,671            -        1,425            -        1,018
1.55% .........          74,920        4,612            -        9,625            -        6,322            -        7,242
1.60% .........          11,050          543            -          398            -          215            -        1,334
1.65% .........          23,440        1,344            -        4,896            -        1,666            -        2,140
1.70% .........           9,947          932            -        3,014            -          331            -          980
1.75% .........          15,982          275            -          930            -        1,765            -          612
1.80% .........          28,513        6,762            -        7,260            -        2,002            -        9,696
1.85% .........          13,511          299            -        2,394            -          869            -        3,607
1.90% .........           3,664            -            -          838            -          444            -        2,216
1.95% .........           3,988        1,143            -          934            -        2,003            -        2,734
2.00% .........           7,680          144            -          498            -          556            -          251
2.05% .........           7,194          694            -        1,340            -          495            -        1,679
2.10% .........           8,371          311            -          483            -          781            -        4,073
2.15% .........           5,435            6            -           44            -           77            -        1,691
2.20% .........             707            -            -          328            -          311            -           72
2.25% .........             350            -            -            -            -           99            -            -
2.30% .........             719          321            -          330            -          170            -            -
2.35% .........             771           17            -           40            -           68            -            -
2.40% .........           1,109          236            -          273            -           77            -          205
2.45% .........           2,392           13            -           56            -           60            -          608
2.50% .........               -            -            -            -            -            -            -            -
2.55% .........             117            -            -            -            -            -            -            -
2.60% .........               -            -            -            -            -            -            -            -
2.65% .........           1,775            -            -            -            -           64            -           32
2.70% .........           9,841           28            -          828            -          148            -          176
2.75% .........           1,783            -            -            -            -            -            -            -
2.80% .........               -            -            -            -            -            -            -            -
2.85% .........               -            -            -            -            -            -            -            -
2.90% .........               -            -            -            -            -            -            -            -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            GVITFHiInc   GVITGlFin2   GVITGlFin3  GVITGlHlth2  GVITGlHlth3  GVITGlHlth6   GVITGlTech    GVITGlTech2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     396,025       27,995       74,478       53,370      122,218       31,794       12,417         55,441
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                    GVITGlTech3  GVITGlTech6   GVITGlUtl2   GVITGlUtl3    GVITGvtBd   GVITGrowth    GVITIDAgg      GVITIDCon
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $         463            -            -           18        5,061       10,665        3,255            476
0.95% ..........              -           20           42            -          674            -          272              -
1.05% ..........              -            -            -            -           27            -        3,123              -
1.10% ..........              -            -            -            -        3,337            -          333              -
1.15% ..........              -        1,539        2,137            -       70,888            -       60,312        108,195
1.20% ..........              -            -          223            -        1,036            -        2,168             66
1.25% ..........              -        1,190        2,223            -       42,370            -       31,387         32,188
1.30% ..........         69,500            -            -       22,308    2,177,821      751,359       75,419         68,376
1.35% ..........              -           99            -            -        1,681            -        6,978          2,144
1.40% ..........         38,592           22          170       21,662    1,623,299      399,422       52,271        107,101
1.45% ..........              -        1,420          328            -       39,862            -       19,353         44,974
1.50% ..........              -          167          287            -       27,550            -       25,940         20,953
1.55% ..........              -        2,700        2,696            -       97,364            -       57,621        163,707
1.60% ..........              -          275          179            -        6,282            -       20,407         14,213
1.65% ..........              -          456          203            -       34,085            -      236,173        101,296
1.70% ..........              -          263          892            -        6,843            -        6,142         12,131
1.75% ..........              -          288          174            -       12,273            -      110,726         61,628
1.80% ..........              -        1,654        1,495            -       43,089            -       30,494         96,885
1.85% ..........              -          469        2,494            -       18,762            -       55,787         24,663
1.90% ..........              -          251        1,169            -        4,690            -      131,339         47,422
1.95% ..........              -        1,360           75            -        5,148            -       58,323         10,792
2.00% ..........              -          298            -            -        8,819            -      142,164         24,820
2.05% ..........              -        1,424          373            -       16,905            -      169,962         50,229
2.10% ..........              -          378        1,765            -       43,831            -       61,194         26,919
2.15% ..........              -          529            -            -        2,389            -       23,761         22,485
2.20% ..........              -            -            -            -        1,044            -       35,234          7,346
2.25% ..........              -            -            -            -        1,429            -      345,906         12,208
2.30% ..........              -            -            -            -        2,213            -       94,661         10,003
2.35% ..........              -           10            -            -        2,464            -       75,884         14,474
2.40% ..........              -           73          237            -        1,148            -        9,009            548
2.45% ..........              -            -            -            -          383            -       97,560         12,383
2.50% ..........              -            -            -            -           36            -        7,636          1,679
2.55% ..........              -            -            -            -            -            -       71,638          6,873
2.60% ..........              -            -            -            -           45            -       43,618          1,250
2.65% ..........              -            -            -            -            -            -       18,019          1,107
2.70% ..........              -            -           78            -            -            -        9,870            349
2.75% ..........              -            -            -            -            -            -        2,729              -
2.80% ..........              -            -            -            -           15            -       10,695            248
2.85% ..........              -            -            -            -            -            -        1,236          1,358
2.90% ..........              -            -            -            -            -            -        4,064              -
2.95% ..........              -            -            -            -            -            -        5,994              -
3.00% ..........              -            -            -            -            -            -        1,552              -
3.05% ..........              -            -            -            -            -            -          305              -
3.10% ..........              -            -            -            -            -            -          968              -
3.15% ..........              -            -            -            -            -            -        2,837              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     108,555       14,885       17,240       43,988    4,302,863    1,161,446    2,224,319      1,111,489
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      GVITIDMod GVITIDModAgg GVITIDModCon   GVITIntGro  GVITIntGro3  GVITIntVal6    GVITJPBal    GVITSMdCpGr
                  ------------- ------------ ------------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $       4,113        6,951        1,363           82          200            -            -            659
0.95% ..........            777          953           45            -            -          347            -              -
1.05% ..........            374          861            -            -            -          299            -              -
1.10% ..........          6,601        1,410           32            -            -          132            -              -
1.15% ..........        365,046      190,776      189,765            -            -        5,811            -              -
1.20% ..........         10,832        8,810        2,129            -            -           44            -              -
1.25% ..........        224,570      141,109       80,976            -            -        2,282            -              -
1.30% ..........        309,858      173,143      107,902            -       17,421          246        2,328        120,178
1.35% ..........         35,793       12,979       11,112            -            -          686            -              -
1.40% ..........        431,165      237,010      149,547        1,534       21,317        1,121          836         72,818

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             GVITIDMod GVITIDModAgg GVITIDModCon   GVITIntGro  GVITIntGro3  GVITIntVal6    GVITJPBal    GVITSMdCpGr
                  ------------- ------------ ------------  -----------  -----------  -----------  -----------  -------------
1.45% ..........        120,305       38,962       63,227            -            -        4,158            -              -
1.50% ..........        127,409       49,702       43,889            -            -        6,216            -              -
1.55% ..........        429,745      230,886      212,580            -            -       10,002            -              -
1.60% ..........         56,009       29,125       23,294            -            -        1,257            -              -
1.65% ..........        660,641      587,499      154,035            -            -        1,725            -              -
1.70% ..........         73,254       53,898       31,296            -            -          795            -              -
1.75% ..........        301,473      264,046       78,350            -            -        3,100            -              -
1.80% ..........        234,053      184,633      154,835            -            -        4,152            -              -
1.85% ..........        165,650       97,208       88,658            -            -        1,492            -              -
1.90% ..........        207,589      161,657       29,052            -            -        2,042            -              -
1.95% ..........        109,969       93,910       37,545            -            -        1,874            -              -
2.00% ..........        139,998      146,353       31,337            -            -        1,177            -              -
2.05% ..........        270,857      190,313       61,286            -            -        3,050            -              -
2.10% ..........         70,788      145,931       43,934            -            -          740            -              -
2.15% ..........         72,819       45,899       19,892            -            -          104            -              -
2.20% ..........         62,163      123,481       19,080            -            -          207            -              -
2.25% ..........        214,332      270,093       29,690            -            -           54            -              -
2.30% ..........         77,533       70,967       18,207            -            -          140            -              -
2.35% ..........         81,743      118,501       11,842            -            -           56            -              -
2.40% ..........         19,967       19,675        5,037            -            -            -            -              -
2.45% ..........         42,910       49,207        1,872            -            -           22            -              -
2.50% ..........         14,687       34,894        4,185            -            -           18            -              -
2.55% ..........         52,129       51,728        3,000            -            -            -            -              -
2.60% ..........         20,232       28,862        4,160            -            -            -            -              -
2.65% ..........         20,821       18,127          154            -            -           23            -              -
2.70% ..........          3,488       15,933       10,323            -            -            -            -              -
2.75% ..........            398        7,005        1,205            -            -            -            -              -
2.80% ..........          3,015       13,168        1,229            -            -            -            -              -
2.85% ..........          3,596        1,938          195            -            -            -            -              -
2.90% ..........              -        3,373            3            -            -            -            -              -
2.95% ..........            591          228           44            -            -            -            -              -
3.00% ..........          3,141          766        1,110            -            -            -            -              -
3.05% ..........             39        2,520            -            -            -            -            -              -
3.10% ..........            981        5,602            -            -            -            -            -              -
3.15% ..........              -          123            -            -            -            -            -              -
3.25% ..........              -          379            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $   5,051,454    3,930,594    1,727,417        1,616       38,938       53,372        3,164        193,655
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                   GVITSMdCpGr2    GVITMyMkt   GVITNWFund  GVITNWFund2    GVITLead3  GVITSmCapGr GVITSmCapGr2   GVITSmCapVal
                  ------------- ------------  -----------  -----------  -----------  ----------- ------------  -------------
0.80% ..........  $           -       12,898       37,808            -          172          496            -          7,953
0.95% ..........            463            -            -            -            -            -            -              -
1.05% ..........            292            -            -            -            -            -            -              -
1.10% ..........             57        1,529            -            7            -            -           23              -
1.15% ..........         16,141       86,130            -       20,618            -            -       15,914              -
1.20% ..........            133           43            -          157            -            -            -              -
1.25% ..........          8,540       54,940            -        5,914            -            -        5,534              -
1.30% ..........             64    3,278,469    3,517,084          100       10,328      129,770            -      1,260,913
1.35% ..........            610        2,927            -          190            -            -          579              -
1.40% ..........          1,247    2,514,120    2,100,008            -        5,028       79,738        3,252        777,732
1.45% ..........         18,323      201,999            -        2,000            -            -        8,073              -
1.50% ..........          4,788       21,582            -        3,253            -            -        2,101              -
1.55% ..........         21,841      160,387            -       21,226            -            -       14,608              -
1.60% ..........            586       71,474            -        1,785            -            -          779              -
1.65% ..........          6,665       67,124            -        8,492            -            -        4,951              -
1.70% ..........          3,040        5,418            -          187            -            -        4,764              -
1.75% ..........          5,201       22,214            -        2,368            -            -        3,095              -
1.80% ..........         13,136      122,261            -        5,923            -            -        8,526              -
1.85% ..........          5,400       45,303            -        5,247            -            -        2,040              -
1.90% ..........          4,007        9,134            -        3,969            -            -        2,404              -
1.95% ..........          2,156       10,725            -        2,455            -            -        5,340              -
2.00% ..........          4,967       20,953            -          388            -            -          477              -
2.05% ..........          4,474       28,766            -          994            -            -        6,772              -
2.10% ..........          4,682       28,401            -          920            -            -          824              -
2.15% ..........          2,484        1,954            -          129            -            -          531              -
2.20% ..........            691        1,614            -          120            -            -            -              -
2.25% ..........          2,737        4,277            -          333            -            -          991              -
2.30% ..........          1,242        4,424            -          330            -            -        1,867              -
2.35% ..........            835        1,090            -          703            -            -           23              -
2.40% ..........            630          474            -            -            -            -            -              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued          GVITSMdCpGr2    GVITMyMkt   GVITNWFund  GVITNWFund2    GVITLead3  GVITSmCapGr GVITSmCapGr2   GVITSmCapVal
                  -------------  -----------  -----------  -----------  -----------  ----------- ------------  -------------
2.45% ..........            294        2,398            -          143            -            -          141              -
2.50% ..........            140          603            -            -            -            -           19              -
2.55% ..........              -        2,359            -            -            -            -            -              -
2.60% ..........            247          214            -          124            -            -            -              -
2.65% ..........              -        1,172            -            -            -            -            -              -
2.70% ..........              -        7,193            -            -            -            -          143              -
2.75% ..........             45          567            -            -            -            -            -              -
2.80% ..........             52           87            -            -            -            -            -              -
2.85% ..........              -           77            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -           45            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     136,210    6,795,300    5,654,900       88,120       15,528      210,004       93,771      2,046,598
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                  GVITSmCapVal2   GVITSmComp  GVITSmComp2  GVITTGroFoc GVITTGroFoc3   GVITUSGro2   GVITUSGro3 GVITVKMultiSec
                  -------------  -----------  -----------  ----------- ------------  -----------  ----------- --------------
0.80% ..........  $           -       14,532            -           23           20            -          613            337
0.95% ..........            542            -        2,025            -            -            -            -            735
1.05% ..........              -            -          549            -            -            -            -              1
1.10% ..........            170            -          423            -            -          156            -             92
1.15% ..........         45,652            -       43,115            -            -       13,899            -         24,602
1.20% ..........            139            -          660            -            -            -            -              -
1.25% ..........         30,037            -       33,527            -            -        6,585            -         15,551
1.30% ..........            233    1,579,857        2,235        3,324        6,213            3       63,689        153,156
1.35% ..........          2,079            -        3,051            -            -          119            -            604
1.40% ..........          4,961    1,308,781        4,105          951        3,839        1,252       74,684        154,871
1.45% ..........         30,609            -       31,860            -            -        7,068            -         22,341
1.50% ..........          9,626            -       15,825            -            -        3,423            -          9,743
1.55% ..........         67,477            -       49,132            -            -       22,897            -         26,910
1.60% ..........          7,401            -        4,539            -            -        1,422            -          3,962
1.65% ..........         14,268            -       15,563            -            -        5,679            -         13,353
1.70% ..........          6,326            -       10,701            -            -        1,290            -          5,701
1.75% ..........         14,642            -       16,078            -            -        9,390            -         17,955
1.80% ..........         21,711            -       57,738            -            -       16,647            -         16,810
1.85% ..........         10,095            -       20,430            -            -        5,130            -          7,954
1.90% ..........          8,906            -        8,517            -            -        5,353            -          6,667
1.95% ..........         10,024            -        5,008            -            -        2,037            -          1,601
2.00% ..........          1,982            -        3,813            -            -          568            -          3,299
2.05% ..........          9,317            -        5,817            -            -        2,295            -          8,580
2.10% ..........          5,088            -       34,751            -            -        6,922            -          5,261
2.15% ..........          2,966            -        4,365            -            -          618            -          3,689
2.20% ..........            331            -          624            -            -        1,415            -             97
2.25% ..........          1,583            -           27            -            -          365            -          2,179
2.30% ..........            877            -        2,672            -            -        1,230            -              6
2.35% ..........             69            -           66            -            -          105            -            187
2.40% ..........             28            -          297            -            -           86            -              -
2.45% ..........            853            -        1,142            -            -          216            -              -
2.50% ..........              3            -           15            -            -        5,212            -              -
2.55% ..........              -            -            -            -            -          161            -              -
2.60% ..........              -            -            -            -            -           12            -              -
2.65% ..........            641            -           23            -            -           55            -              -
2.70% ..........            528            -          515            -            -           48            -             55
2.75% ..........              -            -            -            -            -           45            -              -
2.80% ..........              -            -            -            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -           46            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     309,164    2,903,170      379,208        4,298       10,072      121,749      138,986        506,299
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                     GVITWLead3       JanBal     JanCapAp  JanGlTechS2    JanGlTech  JanIntGroS2    JanIntGro     JanRMgCore
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -            -        1,313          163          107          121          484              -
0.95% ..........              -          117          751            -            -          205          802             99
1.05% ..........              -            -           95            -            -            -          130            890
1.10% ..........              -           71            -            -            -            -           39              -
1.15% ..........              -       20,480       10,405            -            -        1,935        6,968          1,923
1.20% ..........              -          384          149            -            -            -            -              -
1.25% ..........              -        8,213        9,969            -            -          829        2,850            944
1.30% ..........            547            -      261,161       61,800       59,770       85,654       94,676              -
1.35% ..........              -            -            -            -            -            -            -             98
1.40% ..........            731        2,301      157,657       21,333       42,197       31,107       56,670            420
1.45% ..........              -        6,314       11,267            -            -          672        2,193            393
1.50% ..........              -        7,844        2,305            -            -           99        1,549          7,451
1.55% ..........              -       30,286       19,338            -            -        1,761        6,569          1,994
1.60% ..........              -        2,740        1,908            -            -          160        4,393            295
1.65% ..........              -       13,652        5,485            -            -          356        1,111          1,098
1.70% ..........              -        3,916        8,225            -            -          728        2,794            819
1.75% ..........              -       24,784        2,856            -            -          356          916            443
1.80% ..........              -       19,389        9,201            -            -          775        5,768          1,563
1.85% ..........              -        8,591          867            -            -          178        2,240            792
1.90% ..........              -          541        1,458            -            -          327          228             14
1.95% ..........              -        2,296        1,139            -            -          941        1,950            203
2.00% ..........              -        2,685        1,712            -            -           53          512            343
2.05% ..........              -        5,017        5,141            -            -          561        1,190            296
2.10% ..........              -       15,440          320            -            -            -        1,032            255
2.15% ..........              -        2,076          380            -            -           94          792            946
2.20% ..........              -        2,128        1,173            -            -           45           54            628
2.25% ..........              -          625           49            -            -            -            -            653
2.30% ..........              -        1,305        1,309            -            -            -            -            473
2.35% ..........              -          438          253            -            -            -            5             91
2.40% ..........              -            -           45            -            -            -            -            169
2.45% ..........              -        2,769          108            -            -            -          285             70
2.50% ..........              -           16           97            -            -            -            -             18
2.55% ..........              -          296           55            -            -            -            -              -
2.60% ..........              -            -          128            -            -            -            -              -
2.65% ..........              -            -          119            -            -            -           56              -
2.70% ..........              -            -            -            -            -            -           10            445
2.75% ..........              -            -            -            -            -            -            -              -
2.80% ..........              -            -          127            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $       1,278      184,714      516,565       83,296      102,074      126,957      196,266         23,826
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                    JPMSTMidCap  MFSInvGrStS      MFSValS    NBAMTFasc     NBAMTGro   NBAMTGuard    NBAMTLMat     NBAMTMCGrS
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $          48            -            -            -        2,733        1,025          437              -
0.95% ..........              -            -            -            -            -            -        1,061             38
1.05% ..........              -            -            -            2            -            -          184              -
1.10% ..........              -          174        3,759           42            -            -        6,911            165
1.15% ..........              -       14,932       10,405        3,377            -            -       43,915         14,582
1.20% ..........              -          786          401           10            -            -          729             59
1.25% ..........              -       10,248       10,935        3,366            -            -       13,925          7,920
1.30% ..........         13,388          779            -          295    1,668,096      178,861      761,615             90
1.35% ..........              -          975          552          240            -            -        1,262              -
1.40% ..........         11,117        2,143        3,067          438      496,443      145,409      651,035          3,602
1.45% ..........              -        3,614        7,889        1,635            -            -       30,060          6,242
1.50% ..........              -       16,507        7,076          917            -            -       21,121          2,798
1.55% ..........              -       23,781       16,457        5,389            -            -       63,519         16,943
1.60% ..........              -        6,603        3,970        1,120            -            -        4,565          1,846
1.65% ..........              -        9,821        6,292        3,142            -            -       23,453          9,238
1.70% ..........              -        7,608        4,127          489            -            -        8,315          4,807
1.75% ..........              -        9,829        8,748        4,096            -            -       44,526          4,696
1.80% ..........              -       20,112        8,539        1,946            -            -       40,495          9,768
1.85% ..........              -        7,293        5,017        2,252            -            -        9,776          4,002
1.90% ..........              -        5,581        2,272        1,324            -            -        4,786          2,346

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued           JPMSTMidCap  MFSInvGrStS      MFSValS    NBAMTFasc     NBAMTGro   NBAMTGuard    NBAMTLMat     NBAMTMCGrS
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
1.95% ..........              -        4,456        2,254        1,454            -            -        2,979          2,973
2.00% ..........              -        4,943        1,861          964            -            -        4,796          1,308
2.05% ..........              -       10,632       11,650        2,566            -            -        9,561          5,220
2.10% ..........              -        6,786        5,087        1,016            -            -        9,689            836
2.15% ..........              -        1,219          991          182            -            -        2,190            889
2.20% ..........              -        2,589        2,540          402            -            -          407          2,141
2.25% ..........              -        2,049        1,146            -            -            -        1,841            501
2.30% ..........              -        1,456        1,638          100            -            -          422            744
2.35% ..........              -          607        1,449            -            -            -        1,371            269
2.40% ..........              -          807        1,502          217            -            -          170             89
2.45% ..........              -        1,424        2,168          122            -            -          287            158
2.50% ..........              -          567          168           17            -            -          160            164
2.55% ..........              -          287          251            -            -            -          255              -
2.60% ..........              -           12           31            -            -            -          114              -
2.65% ..........              -           42           23            -            -            -            -             22
2.70% ..........              -           50          109        1,437            -            -            -             13
2.75% ..........              -          460          487            -            -            -           21              -
2.80% ..........              -           48           23            -            -            -            -             51
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -           60            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -          111          115            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      24,553      179,391      132,999       38,557    2,167,272      325,295    1,765,953        104,520
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      NBAMTPart   NBAMSocRes    OppAggGro       OppBal      OppBdFd     OppCapAp    OppCapApS      OppGlSec3
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $       5,373            -          885        3,757        2,853        5,623            -            768
0.95% ..........              -        2,019            -            -            -            -          524              -
1.05% ..........              -          498            -            -            -            -           59              -
1.10% ..........              -          455            -            -            -            -          787              -
1.15% ..........              -        8,091            -            -            -            -       54,720              -
1.20% ..........              -            -            -            -            -            -        1,193              -
1.25% ..........              -        3,251            -            -            -            -       44,620              -
1.30% ..........      1,365,901        1,715      211,321    1,330,316    1,280,997    1,259,402          935        519,491
1.35% ..........              -          528            -            -            -            -        3,391              -
1.40% ..........      1,406,737          320      105,458    1,045,852    1,204,319      797,521        5,556        286,622
1.45% ..........              -        3,490            -            -            -            -       32,933              -
1.50% ..........              -        3,424            -            -            -            -       16,794              -
1.55% ..........              -       10,500            -            -            -            -       85,637              -
1.60% ..........              -          417            -            -            -            -        7,631              -
1.65% ..........              -        5,834            -            -            -            -       31,956              -
1.70% ..........              -        1,247            -            -            -            -        9,318              -
1.75% ..........              -        5,476            -            -            -            -       12,266              -
1.80% ..........              -        4,369            -            -            -            -       48,656              -
1.85% ..........              -        5,479            -            -            -            -       16,817              -
1.90% ..........              -          618            -            -            -            -       10,360              -
1.95% ..........              -        2,969            -            -            -            -        5,887              -
2.00% ..........              -        1,257            -            -            -            -        4,573              -
2.05% ..........              -        3,014            -            -            -            -       14,428              -
2.10% ..........              -        1,389            -            -            -            -       26,226              -
2.15% ..........              -          172            -            -            -            -        4,494              -
2.20% ..........              -        5,096            -            -            -            -        2,158              -
2.25% ..........              -           39            -            -            -            -        4,835              -
2.30% ..........              -          619            -            -            -            -        3,297              -
2.35% ..........              -           65            -            -            -            -        4,629              -
2.40% ..........              -           27            -            -            -            -        1,091              -
2.45% ..........              -          488            -            -            -            -        3,730              -
2.50% ..........              -          465            -            -            -            -          742              -
2.55% ..........              -           57            -            -            -            -          146              -
2.60% ..........              -          156            -            -            -            -          311              -
2.65% ..........              -           69            -            -            -            -           42              -
2.70% ..........              -           27            -            -            -            -          114              -
2.75% ..........              -            -            -            -            -            -           44              -
2.80% ..........              -           10            -            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued             NBAMTPart   NBAMSocRes    OppAggGro       OppBal      OppBdFd     OppCapAp    OppCapApS      OppGlSec3
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            6            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $   2,778,011       73,656      317,664    2,379,925    2,488,169    2,062,546      460,900        806,881
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                      OppGlSec4     OppGlSec    OppGlSecS  OppHighIncS    OppMSFund   OppMSFundS  OppMSSmCapS      PVTGroInc
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $           -        3,349            -            -          651            -            -              -
0.95% ..........          1,333            -        1,703        1,515            -           80           65              -
1.05% ..........            804            -          503          102            -          286          250             69
1.10% ..........            108            -          514          405            -          659           62            130
1.15% ..........         24,728            -       52,722       32,388            -       42,922       18,053          5,286
1.20% ..........            268            -          893          827            -          413           51              -
1.25% ..........         14,559            -       48,886       23,879            -       24,474       10,113          3,779
1.30% ..........            612    2,712,872        2,149           48      263,618          464            8              -
1.35% ..........          4,637            -            -        1,049            -        2,013          897            151
1.40% ..........          1,451    2,101,697       10,840        6,781      185,472        6,167          994            674
1.45% ..........         13,064            -       23,101       52,920            -       21,206        9,099          1,030
1.50% ..........          5,395            -       12,915        7,123            -       11,055        4,361          2,744
1.55% ..........         24,997            -       57,791       62,817            -       64,019       28,367         12,384
1.60% ..........          1,910            -        5,185        9,480            -        8,480        3,672          1,422
1.65% ..........          9,129            -       26,386       19,224            -       27,640        6,776          8,272
1.70% ..........          2,463            -        7,765        6,816            -       12,549        3,781          1,499
1.75% ..........          7,657            -       10,207       17,823            -        8,187        5,064          1,401
1.80% ..........         13,387            -       46,375       33,942            -       37,763       19,093          5,179
1.85% ..........          6,285            -       15,328       15,006            -       10,764        3,191          1,712
1.90% ..........          2,846            -        7,341        5,605            -        6,229        2,333            491
1.95% ..........          1,252            -        1,961        3,065            -        9,073        3,076          1,078
2.00% ..........            827            -        1,544        4,497            -        8,947          387          2,173
2.05% ..........          3,405            -        4,991        8,999            -       13,449        2,388          1,510
2.10% ..........          9,569            -       22,677        7,393            -        8,183        1,428          1,044
2.15% ..........          1,258            -        2,861        1,026            -        6,149        1,572          2,977
2.20% ..........          1,161            -          262        2,025            -        3,238          452            374
2.25% ..........              -            -          124          880            -        3,094            9          1,635
2.30% ..........            658            -          245          139            -        5,372            4            347
2.35% ..........              -            -            -          427            -        1,538            -            152
2.40% ..........            380            -            -            -            -          421            -            402
2.45% ..........              -            -            -            -            -          184          157             55
2.50% ..........              -            -            -            -            -          292           15            220
2.55% ..........              -            -            -            -            -          249            -              -
2.60% ..........              -            -            -            -            -          352            -            174
2.65% ..........              -            -            -            -            -          195          600              -
2.70% ..........            327            -            -            9            -          269          167              -
2.75% ..........              -            -            -            -            -            -            -             45
2.80% ..........              -            -            -            -            -           81            -              2
2.85% ..........              -            -            -            -            -          204            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     154,470    4,817,918      365,269      326,210      449,741      346,660      126,485         58,411
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                       PVTIntEq     PVTVoyII   SRSTSmCapV       StOpp2      StDisc2   VEWrldBdR1     VEWrldBd   VEWrldEMktR1
                  -------------  -----------  -----------  -----------  -----------  -----------  ----------- --------------
0.80% ..........  $           -            -            -        6,941          504            1          154             11
0.95% ..........            120            -        1,550            -            -            -            -              -
1.05% ..........              -            -        1,109            -            -            -            -              -
1.10% ..........              -          116            -            -            -            -            -              -
1.15% ..........          3,950        4,388            -            -            -            -            -              -
1.20% ..........              -          140            -            -            -            -            -              -
1.25% ..........          2,679        3,049            -            -            -            -            -              -
1.30% ..........              -            -            -    3,966,986      695,380       11,610      358,627         16,522
1.35% ..........              -           54            -            -            -            -            -              -
1.40% ..........          1,435            -            -    1,812,797      345,836       17,760      200,690          9,293

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued              PVTIntEq     PVTVoyII   SRSTSmCapV       StOpp2      StDisc2   VEWrldBdR1     VEWrldBd   VEWrldEMktR1
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
1.45% ..........          1,764          760            -            -            -            -            -              -
1.50% ..........          2,279        1,942            -            -            -            -            -              -
1.55% ..........          5,676        4,434            -            -            -            -            -              -
1.60% ..........          1,349          250            -            -            -            -            -              -
1.65% ..........          1,758        5,948            -            -            -            -            -              -
1.70% ..........          1,667          573            -            -            -            -            -              -
1.75% ..........          1,152        1,201            -            -            -            -            -              -
1.80% ..........          3,417        1,372            -            -            -            -            -              -
1.85% ..........          1,087          650            -            -            -            -            -              -
1.90% ..........          1,285          843            -            -            -            -            -              -
1.95% ..........            102          506            -            -            -            -            -              -
2.00% ..........            191          236            -            -            -            -            -              -
2.05% ..........            496        2,138            -            -            -            -            -              -
2.10% ..........             68          184            -            -            -            -            -              -
2.15% ..........              -          641            -            -            -            -            -              -
2.20% ..........              -          713            -            -            -            -            -              -
2.25% ..........              -          452            -            -            -            -            -              -
2.30% ..........              -          867            -            -            -            -            -              -
2.35% ..........              -          227            -            -            -            -            -              -
2.40% ..........            323          642            -            -            -            -            -              -
2.45% ..........              -          243            -            -            -            -            -              -
2.50% ..........              -          244            -            -            -            -            -              -
2.55% ..........              -           54            -            -            -            -            -              -
2.60% ..........              -          173            -            -            -            -            -              -
2.65% ..........             39           13            -            -            -            -            -              -
2.70% ..........              -            -            -            -            -            -            -              -
2.75% ..........              -           44            -            -            -            -            -              -
2.80% ..........              -           48            -            -            -            -            -              -
2.85% ..........              -            -            -            -            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $      30,837       33,145        2,659    5,786,724    1,041,720       29,371      559,471         25,826
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                     VEWrldEMkt  VEWrldHAsR1    VEWrldHAs   VKCorPlus2      VKEmMkt     VKEmMkt2  VKUSRealEst   VKUSRealEst2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
0.80% ..........  $         939          271        1,815            -          415            -        6,065              -
0.95% ..........              -            -            -            -            -        1,107            -          1,673
1.05% ..........              -            -            -            -            -            -            -            157
1.10% ..........              -            -            -          127            -          297            -            755
1.15% ..........              -            -            -        6,223            -        7,697            -         55,709
1.20% ..........              -            -            -           31            -            -            -            341
1.25% ..........              -            -            -        2,866            -        5,109            -         29,847
1.30% ..........        345,412       24,435      388,739            -      159,923            -    1,159,274            259
1.35% ..........              -            -            -        1,231            -            -            -          3,541
1.40% ..........        222,897       21,629      201,185          928      104,937          812      973,254          4,343
1.45% ..........              -            -            -        4,763            -        7,055            -         26,012
1.50% ..........              -            -            -        9,919            -        4,634            -         17,927
1.55% ..........              -            -            -        9,882            -       10,908            -         76,316
1.60% ..........              -            -            -        1,713            -          917            -          9,826
1.65% ..........              -            -            -        3,709            -        1,020            -         23,727
1.70% ..........              -            -            -        3,209            -        1,025            -          5,022
1.75% ..........              -            -            -        1,965            -        1,107            -         13,315
1.80% ..........              -            -            -        9,145            -        4,695            -         44,220
1.85% ..........              -            -            -        1,826            -        2,916            -         16,451
1.90% ..........              -            -            -        2,612            -        1,007            -          8,657
1.95% ..........              -            -            -          808            -          401            -          4,808
2.00% ..........              -            -            -          389            -          147            -          2,650
2.05% ..........              -            -            -        1,891            -        1,242            -         10,495
2.10% ..........              -            -            -          688            -        1,591            -          3,454
2.15% ..........              -            -            -        3,158            -        1,056            -          1,941
2.20% ..........              -            -            -        1,746            -           64            -          1,624
2.25% ..........              -            -            -          665            -          229            -          2,148
2.30% ..........              -            -            -        1,788            -            -            -            262
2.35% ..........              -            -            -          125            -            -            -            145
2.40% ..........              -            -            -           51            -            -            -            776

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued            VEWrldEMkt  VEWrldHAsR1    VEWrldHAs   VKCorPlus2      VKEmMkt     VKEmMkt2  VKUSRealEst   VKUSRealEst2
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
2.45% ..........              -            -            -          501            -          171            -          1,439
2.50% ..........              -            -            -           52            -            -            -             18
2.55% ..........              -            -            -          165            -            -            -             19
2.60% ..........              -            -            -           30            -            -            -              -
2.65% ..........              -            -            -            -            -            2            -            252
2.70% ..........              -            -            -           20            -            -            -          1,046
2.75% ..........              -            -            -            -            -            -            -            237
2.80% ..........              -            -            -            -            -            -            -              -
2.85% ..........              -            -            -           83            -            -            -              -
2.90% ..........              -            -            -            -            -            -            -              -
2.95% ..........              -            -            -            -            -            -            -              -
3.00% ..........              -            -            -            -            -            -            -              -
3.05% ..........              -            -            -            -            -            -            -              -
3.10% ..........              -            -            -            -            -            -            -              -
3.15% ..........              -            -            -            -            -            -            -              -
3.25% ..........              -            -            -            -            -            -            -              -
                  -------------  -----------  -----------  -----------  -----------  -----------  -----------  -------------
  Totals .......  $     569,248       46,335      591,739       72,309      265,275       55,209    2,138,593        369,412
                  =============  ===========  ===========  ===========  ===========  ===========  ===========  =============

                     VicDivrStk  VISLgCapGr2 VISLgCapVal2    VISModGr2
                  -------------  ----------- ------------  -----------
0.80% ..........  $           -            -            -            -
0.95% ..........              -            -            -            -
1.05% ..........              -            -            -            -
1.10% ..........              -            -            -            -
1.15% ..........             88          377          211        3,821
1.20% ..........              -            -            -            -
1.25% ..........            991        1,081        1,216        5,614
1.30% ..........              -            -            -            -
1.35% ..........              -            8           32          198
1.40% ..........              -           34           31            -
1.45% ..........             18          164          152            -
1.50% ..........            547          212           26            -
1.55% ..........             25            1            -        1,090
1.60% ..........              -          115          158        3,241
1.65% ..........             63          214          181          566
1.70% ..........            387          226          235        2,442
1.75% ..........            339            -           37           65
1.80% ..........              -            -            -            -
1.85% ..........             43            -            -            -
1.90% ..........              -          220           57           95
1.95% ..........              -            8            -           15
2.00% ..........             23            -            -            -
2.05% ..........              -            -            -            -
2.10% ..........              -            -            -            -
2.15% ..........              -            -            -            -
2.20% ..........              -            -            -            -
2.25% ..........              -            -            -            -
2.30% ..........              -            -            -            -
2.35% ..........              -           23           22            6
2.40% ..........              -            -            -            -
2.45% ..........              -            -            -            -
2.50% ..........              -            -            -            -
2.55% ..........              -            -            -            -
2.60% ..........              -            -            -            -
2.65% ..........              -            -            -            -
2.70% ..........              -            -            -            -
2.75% ..........              -            -            -            -
2.80% ..........              -            -            -            -
2.85% ..........              -            -            -            -
2.90% ..........              -            -            -            -
2.95% ..........              -            -            -            -
3.00% ..........              -            -            -            -
3.05% ..........              -            -            -            -
3.10% ..........              -            -            -            -
3.15% ..........              -            -            -            -
3.25% ..........              -            -            -            -
                  -------------  -----------  -----------  -----------
  Totals .......  $       2,524        2,683        2,358       17,153
                  =============  ===========  ===========  ===========

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $414,416,736 and $183,228,064 respectively, and total transfers from the Account to the fixed account were $105,143,370 and $157,178,548, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $12,885,852 and $5,304,151 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $3,760,175 and $10,201,851 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

     For Purchase Payment Credits, the Company contributed $1,578,876 and $482,739 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2004. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
AIM VIF - Basic Value Fund - Series II Shares
  2004 ..................     0.95% to 2.80%   2,372,812  $  12.11 to 13.78   $   35,865,728       0.00%    9.79% to   7.74%
  2003 ..................     0.95% to 2.80%     725,730     11.03 to 12.79        9,990,108       0.00%   10.28% to  27.90% (a) (b)
AIM VIF - Capital Appreciation Fund - Series II Shares
  2004 ..................     0.95% to 2.85%     995,122     11.33 to 12.54       13,783,771       0.00%    5.32% to   3.30%
  2003 ..................     0.95% to 2.80%     208,483     10.76 to 12.14        2,749,979       0.00%    7.56% to  21.42% (a) (b)
AIM VIF - Capital Development Fund - Series II Shares
  2004 ..................     0.95% to 2.70%     681,736     12.59 to 15.48       10,765,387       0.00%   14.17% to  12.16%
  2003 ..................     1.15% to 2.65%     156,782     14.00 to 13.81        2,180,408       0.00%   39.96% to  38.10% (a) (b)
Alger American Balanced Portfolio - Class S
  2004 ..................     0.95% to 1.45%      11,877     10.95 to 10.88          129,991       1.97%    3.28% to   2.76%
Alger American MidCap Growth Portfolio - Class S
  2004 ..................     0.95% to 1.45%      17,910     12.03 to 11.95          215,064       0.00%   11.69% to  11.13%
  2003 ..................         0.95%            2,204         10.77                23,746       0.00%         7.74%       (a) (b)
Alliance VPSF - AllianceBernstein Growth & Income Portfolio - Class B
  2004 ..................     0.95% to 2.90%   1,632,039     12.17 to 13.15       24,059,143       0.88%   10.17% to   8.00%
  2003 ..................     0.95% to 2.90%   1,055,483     11.05 to 12.18       14,215,858       0.14%   10.51% to  21.78% (a) (b)
Alliance VPSF - AllianceBernstein Small Cap Value Portfolio - Class B
  2004 ..................     0.95% to 2.70%     497,373     13.58 to 16.94        8,511,826       0.09%   17.94% to  15.86%
  2003 ..................     1.10% to 2.70%     282,978     14.83 to 14.62        4,130,159       0.05%   48.33% to  46.22% (a) (b)
American Century VP - Balanced Fund - Class I
  2004 ..................     0.80% to 1.40%   5,476,571     17.53 to 19.35      111,421,119       1.68%    8.90% to   8.24%
  2003 ..................     0.80% to 1.40%   6,309,606     16.09 to 17.88      118,238,558       2.53%   18.50% to  17.79%
  2002 ..................     0.80% to 1.40%   6,701,595     13.58 to 16.57      106,481,584       2.84%  -10.82% to -10.28%
  2001 ..................     0.80% to 1.40%   7,936,316     15.14 to 18.56      141,082,423       2.85%   -4.90% to  -4.32%
  2000 ..................     0.80% to 1.40%   9,044,850     15.82 to 19.50      168,807,500       2.64%   -4.01% to  -3.43%
American Century VP - Capital Appreciation Fund - Class I
  2004 ..................     0.80% to 1.40%   5,652,516     10.97 to 13.45      124,449,595       0.00%    6.72% to   6.08%
  2003 ..................     0.80% to 1.40%   6,916,987     10.28 to 12.68      141,677,225       0.00%   19.51% to  18.79%
  2002 ..................     0.80% to 1.40%   8,313,614      8.60 to 21.07      140,824,556       0.00%  -22.31% to -21.83%
  2001 ..................     0.80% to 1.40%  10,868,054     11.00 to 27.09      231,878,049       0.00%  -29.08% to -28.65%
  2000 ..................     0.80% to 1.40%  15,066,720     15.42 to 38.16      441,172,198       0.00%    7.52% to   8.17%
American Century VP - Income & Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   4,654,910     11.79 to 11.33       52,942,168       1.40%   12.09% to  11.41%
  2003 ..................     0.80% to 1.40%   5,714,030     10.52 to 10.17       58,274,174       1.11%   28.32% to  27.54%
  2002 ..................     0.80% to 1.40%   5,125,581      7.97 to 8.20        40,961,204       1.15%  -20.50% to -20.02%
  2001 ..................     0.80% to 1.40%   6,383,548     10.03 to 10.25       64,124,490       0.93%   -9.64% to  -9.09%
  2000 ..................     0.80% to 1.40%   6,984,801     11.10 to 11.28       77,612,740       0.63%  -11.86% to -11.33%
American Century VP - Income & Growth Fund - Class II
  2004 ..................     0.95% to 2.85%     964,870     12.53 to 11.15       14,094,019       1.13%   11.50% to   9.46%
  2003 ..................     0.95% to 2.80%     513,470     11.24 to 12.24        6,815,250       0.00%   12.35% to  22.37% (a) (b)
American Century VP - Inflation Protection Fund - Class II
  2004 ..................     0.80% to 3.00%   5,306,858     10.78 to 10.51       57,508,773       3.39%    4.96% to   2.64%
  2003 ..................     0.80% to 2.55%   1,303,256     10.27 to 10.29       13,554,997       1.08%    2.69% to   2.92% (a)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
American Century VP - International Fund - Class I
  2004 ..................     0.80% to 1.40%   4,655,031  $  17.10 to 16.24   $   76,046,364       0.57%   14.00% to  13.32%
  2003 ..................     0.80% to 1.40%   6,008,220     15.00 to 14.33       86,550,127       0.75%   23.51% to  22.77%
  2002 ..................     0.80% to 1.40%   7,997,923     11.67 to 12.14       93,782,519       0.88%  -21.49% to -21.01%
  2001 ..................     0.80% to 1.40%  12,314,247     14.87 to 15.37      183,795,862       0.09%  -30.17% to -29.74%
  2000 ..................     0.80% to 1.40%  16,440,930     21.29 to 21.88      351,199,697       0.15%  -17.98% to -17.49%
American Century VP - International Fund - Class II
  2004 ..................     0.95% to 2.15%     218,350     12.90 to 14.48        3,195,978       0.49%   13.68% to  12.31%
  2003 ..................     0.95% to 2.70%     238,887     11.35 to 12.83        3,091,431       0.00%   13.46% to  28.33% (a) (b)
American Century VP - International Fund - Class III
  2004 ..................     0.80% to 1.40%   2,469,324     11.38 to 11.20       27,706,844       0.54%   14.16% to  13.47%
  2003 ..................     0.80% to 1.40%   2,431,962      9.97 to  9.87       24,027,699       0.68%   23.51% to  22.77%
  2002 ..................     0.80% to 1.40%   1,893,970      8.04 to  8.07       15,231,448       0.00%  -19.61% to -19.28% (a) (b)
American Century VP - International Fund - Class IV
  2004 ..................     0.95% to 2.30%     493,520     11.29 to 11.19        5,550,929       0.00%   12.89% to  11.87% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class I
  2004 ..................     0.80% to 1.40%     671,844     10.88 to 10.70        7,201,616       0.00%    9.79% to   9.13%
  2003 ..................     0.80% to 1.40%     596,069      9.91 to  9.81        5,850,738       0.00%   23.90% to  23.15%
  2002 ..................     0.80% to 1.40%     144,545      7.96 to  8.00        1,151,365       0.33%  -20.37% to -20.05% (a) (b)
American Century VP - Ultra/(R)/ Fund - Class II
  2004 ..................     0.95% to 2.85%     833,172     11.70 to 12.54       11,612,690       0.00%    9.54% to   7.44%
  2003 ..................     1.15% to 2.75%     251,964     13.07 to 11.68        3,176,173       0.00%   30.66% to  16.77% (a) (b)
American Century VP - Value Fund - Class I
  2004 ..................     0.80% to 1.40%   8,834,706     21.40 to 20.39      181,034,811       1.06%   13.42% to  12.73%
  2003 ..................     0.80% to 1.40%   9,070,068     18.87 to 18.08      164,712,767       1.01%   27.93% to  27.15%
  2002 ..................     0.80% to 1.40%  10,608,306     14.22 to 14.75      151,374,824       0.98%  -13.84% to -13.32%
  2001 ..................     0.80% to 1.40%  12,737,342     16.51 to 17.02      210,784,815       0.86%   11.23% to  11.91%
  2000 ..................     0.80% to 1.40%   6,581,120     14.84 to 15.21       97,844,440       0.87%   16.50% to  17.20%
American Century VP - Value Fund - Class II
  2004 ..................     0.95% to 2.80%   2,735,693     12.67 to 13.66       41,571,673       0.53%   13.09% to  10.98%
  2003 ..................     1.10% to 2.80%     875,072     13.63 to 12.31       11,835,842       0.00%   36.27% to  23.13% (a) (b)
American VIS - Growth Fund - Class 1
  2004 ..................         1.30%          328,214         61.68            20,244,087       0.35%        11.28%
  2003 ..................         1.30%          365,065         55.43            20,233,757       0.37%        35.36%
  2002 ..................         1.30%          395,501         40.94            16,193,780       0.18%       -25.26%
  2001 ..................         1.30%          473,727         54.78            25,950,752       0.61%       -19.01%
  2000 ..................         1.30%          553,384         67.64            37,428,733       0.00%         3.37%
American VIS - High-Income Bond Fund - Class 1
  2004 ..................         1.30%           56,446         36.63             2,067,573       5.70%         8.40%
  2003 ..................         1.30%           79,839         33.79             2,697,763      10.29%        28.10%
  2002 ..................         1.30%           52,094         26.38             1,374,108       8.77%        -2.79%
  2001 ..................         1.30%           57,996         27.14             1,573,778       9.84%         6.60%
  2000 ..................         1.30%           65,619         25.45             1,670,327       0.86%        -4.31%
American VIS - U.S. Government/AAA-Rated Securities Fund - Class 1
  2004 ..................         1.30%           91,982         26.92             2,476,082       4.87%         2.24%
  2003 ..................         1.30%          110,931         26.33             2,920,820       3.56%         1.18%
  2002 ..................         1.30%          125,824         26.02             3,274,314       4.55%         8.03%
  2001 ..................         1.30%          121,523         24.09             2,927,289       5.81%         5.84%
  2000 ..................         1.30%          130,827         22.76             2,977,576       0.56%        10.25%
Charles Schwab Money Market Portfolio
  2004 ..................     0.95% to 1.85%     438,727      9.98 to  9.86        4,373,727       0.96%   -0.06% to  -0.96%
  2003 ..................     0.95% to 1.45%     245,954      9.99 to  9.97        2,456,759       0.09%   -0.11% to  -0.27% (a) (b)
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2004 ..................     0.80% to 1.40%     509,005     12.48 to 11.89        6,084,949       0.00%   17.05% to  16.34%
  2003 ..................     0.80% to 1.40%     665,511     10.67 to 10.22        6,834,165       0.00%   46.48% to  45.59%
  2002 ..................     0.80% to 1.40%     871,300      7.02 to  7.28        6,140,841       0.00%  -35.08% to -34.68%
  2001 ..................     0.80% to 1.40%   1,505,921     10.81 to 11.15       16,336,811       0.00%  -29.64% to -29.21%
  2000 ..................     0.80% to 1.40%   2,286,968     15.37 to 15.75       35,233,535       0.00%  -20.07% to -19.58%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Credit Suisse Trust - International Focus Portfolio
  2004 ..................     0.80% to 1.40%   4,168,927  $  11.80 to 11.49   $   48,123,003       0.93%   13.82% to  13.14%
  2003 ..................     0.80% to 1.40%   5,366,505     10.37 to 10.15       54,715,107       0.43%   32.03% to  31.23%
  2002 ..................     0.80% to 1.40%   6,977,626      7.74 to  7.85       54,182,847       0.00%  -21.03% to -20.55%
  2001 ..................     0.80% to 1.40%  10,217,779      9.80 to  9.88      100,414,080       0.00%  -23.37% to -22.90%
  2000 ..................     0.80% to 1.40%  12,854,477     12.79 to 12.86      164,768,486       0.39%  -26.93% to -26.49%
Credit Suisse Trust - Small Cap Growth Portfolio
  2004 ..................     0.80% to 1.40%   7,254,068     16.86 to 17.78      129,733,218       0.00%    9.98% to   9.32%
  2003 ..................     0.80% to 1.40%   8,999,069     15.33 to 16.27      147,102,444       0.00%   47.36% to  46.47%
  2002 ..................     0.80% to 1.40%  10,206,558     10.41 to 11.19      113,825,374       0.00%  -34.62% to -34.22%
  2001 ..................     0.80% to 1.40%  13,924,081     15.82 to 17.10      237,323,291       0.00%  -17.19% to -16.69%
  2000 ..................     0.80% to 1.40%  16,612,117     18.99 to 20.63      341,736,777       0.00%  -19.25% to -18.77%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ..................     0.80% to 2.70%   3,662,793     12.62 to 17.08       50,846,240       0.46%   20.91% to  18.60%
  2003 ..................     0.80% to 2.35%   2,490,303     10.43 to 10.15       27,176,568       0.28%   36.68% to  44.44% (b)
  2002 ..................     0.80% to 1.40%     466,308      7.60 to  7.63        3,546,444       0.31%  -23.97% to -23.66% (a) (b)
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ..................     0.80% to 1.40%   5,445,879     16.49 to 20.35      115,826,541       0.36%    5.36% to   4.72%
  2003 ..................     0.80% to 1.40%   6,701,628     15.66 to 19.43      135,576,829       0.11%   25.00% to  24.24%
  2002 ..................     0.80% to 1.40%   7,243,408     12.52 to 16.66      117,819,427       0.19%  -29.94% to -29.51%
  2001 ..................     0.80% to 1.40%   9,331,556     17.77 to 23.76      215,882,811       0.06%  -23.67% to -23.20%
  2000 ..................     0.80% to 1.40%  11,621,930     23.14 to 31.10      351,236,413       0.78%  -12.27% to -11.74%
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ..................     0.80% to 1.40%  27,047,637     21.77 to 26.41      719,718,796       1.71%    9.76% to   9.09%
  2003 ..................     0.80% to 1.40%  32,699,415     19.84 to 24.21      796,781,905       1.40%   27.34% to  26.57%
  2002 ..................     0.80% to 1.40%  38,520,995     15.58 to 19.36      740,960,376       1.27%  -23.45% to -22.98%
  2001 ..................     0.80% to 1.40%  47,103,460     20.23 to 25.27    1,182,651,353       1.03%  -13.42% to -12.89%
  2000 ..................     0.80% to 1.40%  55,652,644     23.22 to 29.16    1,612,835,393       0.94%  -10.54% to -10.00%
Dreyfus Stock Index Fund, Inc. - Service Shares
  2004 ..................     0.95% to 3.00%   5,049,202     12.07 to 12.84       72,127,749       1.74%    9.30% to   7.04%
  2003 ..................     0.95% to 2.90%   1,563,084     11.04 to 12.00       20,724,193       0.73%   10.44% to  20.00% (a) (b)
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ..................     0.80% to 1.40%   4,990,800     13.39 to 12.79       64,177,831       1.53%    4.21% to   3.58%
  2003 ..................     0.80% to 1.40%   6,013,001     12.85 to 12.35       74,581,255       1.29%   20.20% to  19.47%
  2002 ..................     0.80% to 1.40%   7,086,046     10.34 to 10.69       73,506,332       1.03%  -17.88% to -17.38%
  2001 ..................     0.80% to 1.40%   8,242,002     12.59 to 12.94      104,038,905       0.74%  -10.59% to -10.04%
  2000 ..................     0.80% to 1.40%  10,006,977     14.08 to 14.38      141,180,632       0.55%   -2.03% to  -1.44%
Dreyfus VIF - Appreciation Portfolio - Service Shares
  2004 ..................     0.95% to 2.85%   1,357,385     11.42 to 11.78       17,648,287       2.09%    3.80% to   1.81%
  2003 ..................     1.15% to 2.65%     396,749     12.70 to 12.54        4,997,749       1.99%   27.04% to  25.35% (a) (b)
Dreyfus VIF - Developing Leaders Portfolio - Service Shares
  2004 ..................     0.95% to 2.40%     327,297     11.80 to 14.81        4,907,676       0.00%    9.99% to   8.38%
  2003 ..................     1.10% to 2.40%     131,238     13.83 to 13.67        1,800,570       0.00%   38.26% to  36.67% (a) (b)
Dreyfus VIF - Growth and Income Portfolio - Initial Shares
  2004 ..................     0.80% to 1.40%   3,540,729     13.09 to 12.47       44,355,941       1.18%    6.61% to   5.96%
  2003 ..................     0.80% to 1.40%   4,245,970     12.28 to 11.77       50,156,353       0.77%   25.56% to  24.80%
  2002 ..................     0.80% to 1.40%   4,941,819      9.43 to  9.78       46,735,460       0.59%  -26.38% to -25.93%
  2001 ..................     0.80% to 1.40%   6,347,774     12.81 to 13.20       81,481,728       0.48%   -7.17% to  -6.60%
  2000 ..................     0.80% to 1.40%   6,251,144     13.80 to 14.14       86,398,707       0.63%   -5.12% to  -4.55%
Federated IS - American Leaders Fund II - Service Shares
  2004 ..................     1.15% to 2.75%     191,712     14.45 to 13.14        2,665,097       1.22%    8.24% to   6.49%
  2003 ..................     1.15% to 2.55%      77,357     13.35 to 13.18        1,001,093       0.00%   33.50% to  31.84% (a) (b)
Federated IS - Capital Appreciation Fund II - Service Shares
  2004 ..................     1.05% to 3.15%     262,174     11.60 to 12.24        3,512,976       0.53%    5.99% to   3.74%
  2003 ..................     1.10% to 2.80%     177,660     13.00 to 11.83        2,254,950       0.00%   30.02% to  18.27% (a) (b)
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ..................     0.80% to 1.40%   2,208,926     11.44 to 11.26       24,906,332       4.23%    2.79% to   2.17%
  2003 ..................     0.80% to 1.40%   3,097,044     11.13 to 11.02       34,160,926       4.10%    3.81% to   3.18%
  2002 ..................     0.80% to 1.40%   2,559,029     10.68 to 10.72       27,343,161       0.00%    6.82% to   7.25% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Federated IS - Quality Bond Fund II - Service Shares
  2004 ..................     0.95% to 2.85%   3,548,586  $  10.50 to 10.78   $   37,072,244       3.23%    2.34% to   0.39%
  2003 ..................     0.95% to 2.60%   1,665,638     10.26 to 10.78       17,093,448       0.01%    2.63% to   1.48% (a) (b)
Fidelity/(R)/ VIP - Equity-Income Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  29,628,395     21.58 to 27.29    1,103,365,925       1.58%   10.64% to   9.97%
  2003 ..................     0.80% to 1.40%  35,119,867     19.50 to 24.82    1,172,481,617       1.79%   29.29% to  28.51%
  2002 ..................     0.80% to 1.40%  41,305,904     15.08 to 33.74    1,060,581,302       1.87%  -18.11% to -17.61%
  2001 ..................     0.80% to 1.40%  51,133,930     18.31 to 41.16    1,585,718,542       1.79%   -6.29% to  -5.72%
  2000 ..................     0.80% to 1.40%  59,929,592     19.42 to 43.88    1,971,811,609       1.76%    6.91% to   7.56%
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class 2
  2004 ..................     1.10% to 2.95%   6,134,314     15.13 to 13.45       91,285,573       0.82%   10.01% to   7.95%
  2003 ..................     1.10% to 2.80%   1,963,742     13.76 to 12.47       26,626,620       0.00%   37.56% to  24.68% (a) (b)
Fidelity/(R)/ VIP - Growth Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  24,907,685     17.14 to 22.65    1,021,303,176       0.28%    2.55% to   1.93%
  2003 ..................     0.80% to 1.40%  30,857,133     16.71 to 22.22    1,206,381,873       0.27%   31.79% to  30.99%
  2002 ..................     0.80% to 1.40%  36,598,859     12.68 to 43.17    1,070,077,897       0.27%  -31.09% to -30.67%
  2001 ..................     0.80% to 1.40%  48,260,844     18.29 to 62.58    1,993,120,208       0.08%  -18.81% to -18.31%
  2000 ..................     0.80% to 1.40%  60,371,162     22.39 to 77.00    3,015,865,434       0.12%  -12.22% to -11.69%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class 2
  2004 ..................     1.10% to 2.85%   3,015,154     14.17 to 12.36       41,622,162       0.09%    1.99% to   0.18%
  2003 ..................     1.10% to 2.80%   1,072,088     13.90 to 12.34       14,579,923       0.00%   38.99% to  23.39% (a) (b)
Fidelity/(R)/ VIP - High Income Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  12,101,014     12.95 to 14.13      228,193,033       8.17%    8.72% to   8.06%
  2003 ..................     0.80% to 1.40%  16,497,401     11.91 to 13.08      283,236,571       6.82%   26.25% to  25.48%
  2002 ..................     0.80% to 1.40%  17,053,114      9.43 to 19.56      231,945,065      10.24%    2.00% to   2.62%
  2001 ..................     0.80% to 1.40%  20,055,329      9.19 to 19.16      263,383,634      16.07%  -12.98% to -12.44%
  2000 ..................     0.80% to 1.40%  22,851,138     10.50 to 22.00      342,655,841       8.07%  -23.55% to -23.09%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%   8,332,810     16.41 to 16.88      172,049,779       1.18%   12.73% to  12.05%
  2003 ..................     0.80% to 1.40%  10,235,114     14.55 to 15.07      187,955,327       0.83%   42.22% to  41.36%
  2002 ..................     0.80% to 1.40%  12,965,489     10.23 to 13.97      167,732,039       0.89%  -21.40% to -20.92%
  2001 ..................     0.80% to 1.40%  17,812,066     12.94 to 17.76      290,908,736       5.72%  -22.28% to -21.80%
  2000 ..................     0.80% to 1.40%  22,555,451     16.55 to 22.83      472,254,098       1.65%  -20.24% to -19.75%
Fidelity/(R)/ VIP - Overseas Portfolio - Initial Class R
  2004 ..................     0.80% to 1.40%   4,483,379     12.44 to 12.24       54,961,518       1.04%   12.68% to  12.00%
  2003 ..................     0.80% to 1.40%   3,556,585     11.04 to 10.92       38,898,685       0.58%   42.18% to  41.32%
  2002 ..................     0.80% to 1.40%   1,991,220      7.73 to  7.76       15,399,653       0.00%  -22.70% to -22.38% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2
  2004 ..................     1.10% to 2.35%     579,313     16.64 to 16.25        9,439,417       1.00%   12.07% to  10.65%
  2003 ..................     1.10% to 2.70%     759,076     14.85 to 14.64       11,143,294       0.00%   48.46% to  46.36% (a) (b)
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class 2 R
  2004 ..................     1.10% to 2.75%   1,455,683     11.05 to 10.93       16,113,454       0.00%   10.51% to   9.29% (a) (b)
Fidelity/(R)/ VIP II - Asset Manager Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  15,144,673     18.12 to 17.98      387,934,534       2.80%    4.63% to   3.99%
  2003 ..................     0.80% to 1.40%  18,528,814     17.32 to 17.29      450,130,622       3.64%   17.03% to  16.32%
  2002 ..................     0.80% to 1.40%  21,172,985     14.80 to 24.49      440,820,954       4.16%  -10.01% to  -9.46%
  2001 ..................     0.80% to 1.40%  26,640,365     16.35 to 27.18      610,006,656       4.45%   -5.44% to  -4.86%
  2000 ..................     0.80% to 1.40%  33,039,586     17.18 to 28.72      794,325,046       3.53%   -5.27% to  -4.69%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%  27,634,632     25.45 to 26.12      725,941,419       0.34%   14.55% to  13.86%
  2003 ..................     0.80% to 1.40%  31,289,245     22.22 to 22.94      721,253,344       0.46%   27.44% to  26.67%
  2002 ..................     0.80% to 1.40%  35,826,301     17.43 to 18.25      651,487,682       0.90%  -10.62% to -10.07%
  2001 ..................     0.80% to 1.40%  43,074,426     19.39 to 20.40      875,745,551       0.83%  -13.48% to -12.95%
  2000 ..................     0.80% to 1.40%  52,155,446     22.27 to 23.55    1,224,787,575       0.38%   -7.92% to  -7.37%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class 2
  2004 ..................     1.10% to 3.10%   7,550,491     15.28 to 13.68      113,908,694       0.10%   13.89% to  11.59%
  2003 ..................     1.10% to 2.80%   1,746,863     13.41 to 12.28       23,242,672       0.00%   34.14% to  22.81% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class
  2004 ..................     0.80% to 1.40%   1,079,916  $  10.52 to 10.41   $   11,254,188       2.96%    3.48% to   2.86%
  2003 ..................     0.80% to 1.40%     441,619     10.16 to 10.12        4,471,457       0.00%    1.63% to   1.22%(a) (b)
Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio - Service Class 2
  2004 ..................     1.10% to 2.85%   3,702,374     10.65 to 10.52       39,157,892       2.31%    3.04% to   1.24%
  2003 ..................     1.10% to 2.60%   1,078,745     10.34 to 10.42       11,114,242       0.00%    3.40% to   2.05%(a) (b)
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Initial Class
  2004 ..................     0.80% to 1.40%   4,326,389     10.39 to  9.93       43,162,018       0.56%    6.33% to   5.69%
  2003 ..................     0.80% to 1.40%   5,119,061      9.77 to  9.40       48,280,130       0.78%   28.83% to  28.06%
  2002 ..................     0.80% to 1.40%   6,029,031      7.34 to  7.59       44,374,253       1.11%  -22.94% to -22.47%
  2001 ..................     0.80% to 1.40%   7,361,823      9.52 to  9.79       70,269,192       0.40%  -15.63% to -15.11%
  2000 ..................     0.80% to 1.40%   9,785,418     11.29 to 11.53      110,633,049       1.45%  -18.22% to -17.73%
Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class 2
  2004 ..................     1.10% to 3.10%   3,994,345     17.74 to 16.64       69,828,007       0.00%   23.29% to  20.79%
  2003 ..................     1.10% to 2.65%     952,250     14.39 to 14.19       13,510,593       0.00%   43.87% to  41.90% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 ..................     0.80% to 1.40%   1,973,235     13.22 to 13.01       25,716,534       0.00%   13.08% to  12.39%
  2003 ..................     0.80% to 1.40%   2,066,461     11.69 to 11.57       23,941,728       0.00%   56.53% to  55.58%
  2002 ..................     0.80% to 1.40%     204,843      7.44 to 7.47         1,524,353       0.00%  -25.61% to -25.31% (a) (b)
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class 2
  2004 ..................     1.10% to 3.10%   1,160,567     18.80 to 16.13       21,344,299       0.00%   12.59% to  10.31%
  2003 ..................     1.10% to 2.65%     612,598     16.70 to 16.47       10,142,879       0.00%   66.98% to  64.69% (a) (b)
First Horizon Capital Appreciation Portfolio
  2004 ..................     1.55% to 2.30%       4,651     11.72 to 11.60           54,300       0.00%    9.52% to   8.69%
First Horizon Core Equity Portfolio
  2004 ..................     1.55% to 2.35%      63,802     11.37 to 11.25          720,213       1.40%    3.84% to   3.00%
  2003 ..................         1.55%               56         10.95                   613       0.00%         9.47%       (a) (b)
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
  2004 ..................     0.95% to 2.95%   5,740,207     12.06 to 12.97       82,208,252       0.58%    9.94% to   7.72%
  2003 ..................     1.10% to 2.70%   1,384,163     13.22 to 13.04       18,147,130       0.13%   32.24% to  30.37% (a) (b)
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class 2
  2004 ..................     0.95% to 2.75%   1,537,632     13.98 to 15.75       26,753,540       0.14%   22.57% to  20.35%
  2003 ..................     1.10% to 2.70%     401,638     14.45 to 14.25        5,756,365       0.04%   44.54% to  42.49% (a) (b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2004 ..................     0.95% to 2.25%     759,444     13.36 to 15.84       12,142,293       1.42%   17.40% to  15.86%
  2003 ..................     0.95% to 2.70%     604,314     11.38 to 13.62        8,285,031       0.17%   13.81% to  36.17% (a) (b)
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
  2004 ..................     0.95% to 2.70%   1,223,594     11.55 to 11.42       14,077,001       0.45%   15.52% to  14.17% (a) (b)
Gartmore GVIT Comstock Value Fund - Class II
  2004 ..................     0.80% to 3.00%   2,181,509     11.32 to 14.09       34,193,585       1.18%   13.17% to  13.57% (a)
  2003 ..................     1.10% to 2.50%     447,441     13.68 to 13.51        6,093,942       0.77%   36.80% to  35.10% (a) (b)
Gartmore GVIT Dreyfus International Value Fund - Class II
  2004 ..................     0.95% to 2.70%     207,842     13.93 to 15.94        3,356,473       3.40%   18.86% to  16.76%
  2003 ..................     0.95% to 2.70%      77,090     11.75 to 13.56        1,047,743       0.00%   17.48% to  35.57% (a) (b)
Gartmore GVIT Dreyfus International Value Fund - Class III
  2004 ..................     0.80% to 1.40%   1,098,371     16.51 to 16.34       17,968,143       2.34%   19.30% to  18.58%
  2003 ..................     0.80% to 1.40%     237,590     13.74 to 13.69        3,253,297       0.00%   37.43% to  36.88% (a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ..................     0.80% to 3.00%   9,133,807     13.20 to 14.52      124,396,672       0.54%   14.81% to  12.26%
  2003 ..................     0.80% to 2.80%   8,099,016     11.49 to 12.95       93,067,272       0.43%   33.57% to  29.50%(b)
  2002 ..................     0.80% to 1.40%   6,856,576      8.47 to  8.60       58,143,111       0.43%  -16.49% to -15.98%
  2001 ..................     0.80% to 1.40%   6,105,234     10.14 to 10.24       61,955,222       0.00%   -2.70% to  -2.10%
  2000 ..................     0.80% to 1.40%   3,284,842     10.42 to 10.46       34,238,565       0.00%    4.19% to   4.61% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Emerging Markets Fund - Class I
  2004 ..................     0.80% to 1.40%      91,659  $  13.51 to 13.16   $    1,210,001       0.79%   19.78% to  19.05%
  2003 ..................     0.80% to 1.40%     157,661     11.28 to 11.05        1,746,289       0.50%   63.94% to  62.95%
  2002 ..................     0.80% to 1.40%     263,209      6.78 to  6.88        1,788,282       0.17%  -16.42% to -15.91%
  2001 ..................     0.80% to 1.40%     657,996      8.12 to  8.18        5,343,630       0.45%   -6.52% to  -5.95%
  2000 ..................     0.80% to 1.40%       7,452      8.68 to  8.70           64,722       0.00%  -13.17% to -13.05% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class II
  2004 ..................     1.10% to 2.45%     308,910     19.96 to 19.45        6,083,130       0.89%   19.11% to  17.49%
  2003 ..................     1.10% to 2.70%     289,997     16.76 to 16.52        4,798,777       0.13%   67.55% to  65.18% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class III
  2004 ..................     0.80% to 1.40%   1,392,714     14.79 to 14.55       20,303,030       1.15%   19.79% to  19.07%
  2003 ..................     0.80% to 1.40%     991,282     12.34 to 12.22       12,125,928       0.38%   63.90% to  62.91%
  2002 ..................     0.80% to 1.40%     203,046      7.50 to  7.53        1,523,661       0.51%  -24.99% to -24.69% (a) (b)
Gartmore GVIT Emerging Markets Fund - Class VI
  2004 ..................     1.10% to 2.75%    690,336      11.77 to 11.64        8,096,434       1.65%   17.71% to  16.41% (a) (b)
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 ..................     0.95% to 2.75%   2,793,276     11.68 to 11.69       36,076,240       7.36%    9.05% to   7.07%
  2003 ..................     1.10% to 2.70%   1,610,041     11.97 to 11.80       19,212,252       6.18%   19.74% to  18.04% (a) (b)
Gartmore GVIT Global Financial Services Fund - Class II
  2004 ..................     0.95% to 2.30%     111,302     14.02 to 16.69        1,878,091       1.63%   19.62% to  17.99%
  2003 ..................     0.95% to 2.70%      67,705     11.72 to 14.01          958,244       0.62%   17.17% to  40.97% (a) (b)
Gartmore GVIT Global Financial Services Fund - Class III
  2004 ..................     0.80% to 1.40%     401,465     14.53 to 14.29        5,747,991       2.12%   20.16% to  19.43%
  2003 ..................     0.80% to 1.40%     184,883     12.09 to 11.97        2,215,524       0.56%   40.33% to  39.48%
  2002 ..................     0.80% to 1.40%     107,155      8.58 to  8.62          919,991       0.02%  -14.19% to -13.84% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class II
  2004 ..................     0.95% to 2.40%     219,080     11.50 to 14.42        3,205,101       0.00%    6.54% to   4.98%
  2003 ..................     0.95% to 2.70%     161,686     10.79 to 13.70        2,231,226       0.00%    7.93% to  37.02% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class III
  2004 ..................     0.80% to 1.40%     753,248     12.06 to 11.86        8,950,781       0.00%    6.98% to   6.33%
  2003 ..................     0.80% to 1.40%     628,781     11.27 to 11.16        7,021,780       0.00%   35.68% to  34.86%
  2002 ..................     0.80% to 1.40%     171,383      8.27 to  8.31        1,418,210       0.00%  -17.28% to -16.95% (a) (b)
Gartmore GVIT Global Health Sciences Fund - Class VI
  2004 ..................     0.95% to 2.65%     506,914      9.88 to  9.77        4,990,392       0.00%   -1.18% to  -2.31% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 ..................     0.80% to 1.40%     275,982      3.09 to  3.01          833,304       0.00%    3.48% to   2.85%
  2003 ..................     0.80% to 1.40%     403,612      2.98 to  2.92        1,183,737       0.00%   53.99% to  53.06%
  2002 ..................     0.80% to 1.40%     892,288      1.91 to  1.94        1,708,163       0.86%  -43.58% to -43.24%
  2001 ..................     0.80% to 1.40%     798,837      3.39 to  3.41        2,707,606       0.00%  -43.53% to -43.18%
  2000 ..................     0.80% to 1.40%     291,856      6.00 to  6.01        1,750,693       0.00%  -40.03% to -39.94% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class II
  2004 ..................     0.95% to 2.45%     153,937     10.73 to 15.39        2,408,354       0.00%    3.04% to   1.48%
  2003 ..................     1.15% to 2.65%     231,676     15.34 to 15.14        3,537,844       0.00%   53.44% to  51.40% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class III
  2004 ..................     0.80% to 1.40%     575,407     11.39 to 11.20        6,459,815       0.00%    3.44% to   2.82%
  2003 ..................     0.80% to 1.40%     865,791     11.01 to 10.90        9,446,336       0.00%   53.95% to  53.02%
  2002 ..................     0.80% to 1.40%     298,373      7.12 to  7.15        2,125,940       0.11%  -28.78% to -28.49% (a) (b)
Gartmore GVIT Global Technology and Communications Fund - Class VI
  2004 ..................     0.95% to 2.40%     250,218     10.89 to 10.79        2,713,673       0.00%    8.94% to   7.89% (a) (b)
Gartmore GVIT Global Utilities Fund - Class II
  2004 ..................     0.95% to 2.10%      67,201     14.84 to 15.70        1,066,556       1.00%   28.33% to  26.84%
  2003 ..................     1.15% to 2.70%      87,903     12.48 to 12.31        1,092,226       0.43%   24.79% to  23.08% (a) (b)
Gartmore GVIT Global Utilities Fund - Class III
  2004 ..................     0.80% to 1.40%     578,802     13.72 to 13.50        7,825,622       1.25%   28.91% to  28.13%
  2003 ..................     0.80% to 1.40%     116,517     10.64 to 10.54        1,228,994       0.62%   23.18% to  22.43%
  2002 ..................     0.80% to 1.40%      62,563      8.61 to  8.64          538,730       0.73%  -13.93% to -13.58% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Government Bond Fund - Class I
  2004 ..................     0.80% to 2.80%  13,067,914  $  16.26 to  9.90   $  287,828,407       5.37%    2.44% to   0.37%
  2003 ..................     0.80% to 2.60%  10,401,281     15.87 to 10.61      160,274,272       3.27%    1.18% to  -0.30% (b)
  2002 ..................     0.80% to 1.40%  15,387,215     15.69 to 16.40      252,312,055       4.37%    9.43% to  10.10%
  2001 ..................     0.80% to 1.40%  11,948,339     14.25 to 14.99      179,032,738       5.17%    5.75% to   6.39%
  2000 ..................     0.80% to 1.40%  10,784,863     13.39 to 14.17      152,585,708       5.31%   10.97% to  11.64%
 Tax qualified
  2003 ..................         1.30%        2,859,598         44.06           125,987,256       3.27%         0.67%
  2002 ..................         1.30%        3,796,805         43.76           166,158,150       4.37%         9.54%
  2001 ..................         1.30%        3,026,477         39.95           120,910,304       5.17%         5.85%
  2000 ..................         1.30%        2,868,756         37.74           108,271,923       5.31%        11.08%
 Non-tax qualified
  2003 ..................         1.30%        1,460,899         43.94            64,193,822       3.27%         0.67%
  2002 ..................         1.30%        2,262,829         43.65            98,765,786       4.37%         9.54%
  2001 ..................         1.30%        2,026,602         39.85            80,750,598       5.17%         5.85%
  2000 ..................         1.30%        2,244,962         37.74            84,728,835       5.31%        11.08%
Gartmore GVIT Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   5,607,355     12.44 to 14.02       85,306,314       0.30%    7.29% to   6.64%
  2003 ..................     0.80% to 1.40%   6,721,760     11.59 to 13.14       95,565,258       0.02%   31.68% to  30.88%
  2002 ..................     0.80% to 1.40%   7,527,420      8.80 to 11.40       81,445,432       0.00%  -29.72% to -29.29%
  2001 ..................     0.80% to 1.40%   9,697,122     12.45 to 16.21      148,778,467       0.00%  -29.15% to -28.71%
  2000 ..................     0.80% to 1.40%  12,153,485     17.46 to 22.85      261,874,081       0.18%  -27.56% to -27.12%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ..................     0.80% to 3.15%  15,370,206     12.24 to 13.85      229,534,791       2.08%   13.11% to  10.44%
  2003 ..................     0.80% to 3.15%   2,319,152     10.82 to 12.54       29,121,998       0.96%   30.81% to  25.39% (b)
  2002 ..................     0.80% to 1.40%     222,189      8.22 to  8.27        1,828,268       1.09%  -17.77% to -17.30% (a) (b)
Gartmore GVIT ID Conservative Fund - Class II
  2004 ..................     0.80% to 2.85%   8,879,736     11.09 to 10.58       97,796,092       2.75%    3.82% to   1.67%
  2003 ..................     0.80% to 2.65%   3,354,319     10.68 to 10.64       35,767,690       2.15%    7.04% to   6.37% (b)
  2002 ..................     0.80% to 1.40%   1,455,743      9.92 to  9.98       14,443,651       2.79%   -0.81% to  -0.24% (a) (b)
Gartmore GVIT ID Moderate Fund - Class II
  2004 ..................     0.80% to 3.10%  39,171,967     11.74 to 12.16      503,658,002       2.41%    8.66% to   6.14%
  2003 ..................     0.80% to 3.00%  10,453,015     10.80 to 11.47      121,349,850       1.41%   19.09% to  14.66% (b)
  2002 ..................     0.80% to 1.40%   2,118,040      9.02 to  9.07       19,115,308       1.76%   -9.79% to  -9.28% (a) (b)
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ..................     0.80% to 3.25%  28,932,284     12.05 to 13.09      404,519,632       2.13%   11.20% to   8.45%
  2003 ..................     0.80% to 2.85%   6,494,549     10.83 to 10.53       78,820,084       1.04%   25.63% to  29.11% (b)
  2002 ..................     0.80% to 1.40%   1,018,177      8.57 to  8.62        8,735,441       1.70%  -14.26% to -13.77% (a) (b)
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ..................     0.80% to 3.00%  14,377,462     11.47 to 11.34      171,579,370       2.61%    6.30% to   3.94%
  2003 ..................     0.80% to 2.85%   4,202,278     10.79 to 10.41       46,736,320       1.81%   12.79% to  13.27% (b)
  2002 ..................     0.80% to 1.40%     830,335      9.52 to  9.57        7,906,829       2.34%   -4.83% to  -4.29% (a) (b)
Gartmore GVIT International Growth Fund - Class I
  2004 ..................     0.80% to 1.40%      15,800      7.50 to  7.31          116,027       0.73%   13.28% to  12.60%
  2003 ..................     0.80% to 1.40%      20,616      6.62 to  6.49          134,284       0.00%   34.54% to  33.73%
  2002 ..................     0.80% to 1.40%      29,445      4.85 to  4.92          143,224       0.00%  -25.17% to -24.71%
  2001 ..................     0.80% to 1.40%      34,979      6.48 to  6.53          227,067       0.38%  -29.66% to -29.22%
  2000 ..................     0.80% to 1.30%       4,075      9.22 to  9.23           37,598       0.00%   -7.79% to  -7.68% (a) (b)
Gartmore GVIT International Growth Fund - Class III
  2004 ..................     0.80% to 1.40%     348,335     11.87 to 11.68        4,073,360       1.00%   13.44% to  12.75%
  2003 ..................     0.80% to 1.40%     222,505     10.46 to 10.36        2,306,595       0.00%   34.25% to  33.44%
  2002 ..................     0.80% to 1.40%      89,607      7.76 to  7.79          695,629       0.00%  -22.38% to -22.06% (a) (b)
Gartmore GVIT International Value Fund - Class VI
  2004 ..................     0.95% to 2.65%     975,961     11.51 to 11.38       11,193,338       0.88%   15.15% to  13.84% (a) (b)
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 ..................     1.30% to 1.40%      82,004     10.72 to 10.71          878,643       1.67%    7.17% to   7.10% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   2,756,609  $   5.57 to  5.41   $   14,976,290       0.00%   14.42% to  13.72%
  2003 ..................     0.80% to 1.40%   3,739,814      4.87 to  4.76       17,845,308       0.00%   39.02% to  38.18%
  2002 ..................     0.80% to 1.40%   2,660,898      3.45 to  3.50        9,184,293       0.00%  -37.90% to -37.52%
  2001 ..................     0.80% to 1.40%   3,055,759      5.55 to  5.60       16,970,224       0.00%  -31.29% to -30.87%
  2000 ..................     0.80% to 1.40%   5,375,674      8.08 to  8.11       43,423,723       0.00%  -19.25% to -18.92% (a) (b)
Gartmore GVIT Mid Cap Growth Fund - Class II
  2004 ..................     0.95% to 2.80%   1,007,022     12.22 to 13.96       14,330,559       0.00%   14.12% to  11.99%
  2003 ..................     1.15% to 2.80%     299,970     12.61 to 12.46        3,768,515       0.00%   26.05% to  24.65% (a) (b)
Gartmore GVIT Money Market Fund - Class I
  2004 ..................     0.80% to 2.85%  24,692,825     12.91 to  9.59      402,897,044       0.83%    0.00% to  -2.06%
  2003 ..................     0.80% to 2.45%  31,545,544     12.91 to  9.83      530,145,947       0.67%   -0.18% to  -1.71% (b)
  2002 ..................     0.80% to 1.40%  41,511,317     12.93 to 26.43      755,818,167       1.22%   -0.21% to   0.40%
  2001 ..................     0.80% to 1.40%  52,653,826      6.57 to 26.46      942,668,967       3.70%  -29.14% to   2.77%
  2000 ..................     0.80% to 1.40%  50,932,433      9.27 to 25.88      915,732,791       5.34%   -7.33% to   5.18%
Gartmore GVIT Nationwide/(R)/ Fund - Class I
  2004 ..................     0.80% to 1.40%   9,363,974     19.42 to 22.41      409,609,560       1.22%    8.87% to   8.22%
  2003 ..................     0.80% to 1.40%   8,257,174     17.84 to 20.71      170,241,418       0.54%   26.49% to  25.73%
  2002 ..................     0.80% to 1.40%  10,146,387     14.10 to 16.47      166,485,649       0.83%  -18.51% to -18.02%
  2001 ..................     0.80% to 1.40%  13,185,196     17.20 to 20.22      265,553,730       0.72%  -13.06% to -12.53%
  2000 ..................     0.80% to 1.40%  16,051,622     19.66 to 23.25      372,125,058       0.60%   -3.48% to  -2.90%
Tax qualified
  2003 ..................         1.30%        2,184,289         85.06           185,796,420       0.54%        25.86%
  2002 ..................         1.30%        2,441,029         67.59           164,977,267       0.83%       -18.43%
  2001 ..................         1.30%        2,811,964         82.85           232,983,965       0.72%       -12.97%
  2000 ..................         1.30%        3,204,746         95.21           305,110,163       0.60%        -3.39%
Non-tax qualified
  2003 ..................         1.30%        1,167,236         82.87            96,728,819       0.54%        25.86%
  2002 ..................         1.30%        1,364,710         65.84            89,858,992       0.83%       -18.43%
  2001 ..................         1.30%        1,664,242         80.72           134,339,234       0.72%       -12.97%
  2000 ..................         1.30%        2,074,432         92.75           192,412,090       0.60%        -3.39%
Gartmore GVIT Nationwide/(R)/ Fund - Class II
  2004 ..................     1.10% to 2.95%     618,825     14.29 to 12.67        8,749,904       1.25%    8.33% to   6.30%
  2003 ..................     1.15% to 2.60%     241,206     13.18 to 13.01        3,168,470       0.12%   31.81% to  30.12% (a) (b)
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class III
  2004 ..................     0.80% to 1.40%     109,158     12.33 to 12.13        1,327,655       0.41%   17.82% to  17.11%
  2003 ..................     0.80% to 1.40%     112,472     10.47 to 10.36        1,167,054       0.19%   24.59% to  23.84%
  2002 ..................     0.80% to 1.40%     140,893      8.37 to  8.40        1,179,449       1.10%  -16.33% to -15.99% (a) (b)
 Gartmore GVIT Small Cap Growth Fund - Class I
  2004 ..................     0.80% to 1.40%   2,492,775      7.08 to  6.89       17,218,219       0.00%   12.51% to  11.83%
  2003 ..................     0.80% to 1.40%   2,968,907      6.30 to  6.16       18,323,132       0.00%   33.19% to  32.39%
  2002 ..................     0.80% to 1.40%   2,398,287      4.65 to  4.73       11,172,305       0.00%  -34.22% to -33.82%
  2001 ..................     0.80% to 1.40%   2,774,965      7.07 to  7.14       19,637,744       0.00%  -12.10% to -11.56%
  2000 ..................     0.80% to 1.40%   1,115,197      8.04 to  8.08        8,973,889       0.00%  -19.56% to -19.24% (a) (b)
Gartmore GVIT Small Cap Growth Fund - Class II
  2004 ..................     1.10% to 2.50%     638,942     15.45 to 15.05        9,662,816       0.00%   11.92% to  10.34%
  2003 ..................     1.10% to 2.45%     253,671     13.81 to 13.64        3,438,415       0.00%   38.07% to  36.42% (a) (b)
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ..................     0.80% to 1.40%   7,841,197     19.93 to 19.14      150,777,246       0.00%   16.36% to  15.66%
  2003 ..................     0.80% to 1.40%   9,693,103     17.13 to 16.55      160,991,883       0.00%   55.60% to  54.66%
  2002 ..................     0.80% to 1.40%  10,426,144     10.70 to 11.01      111,874,546       0.01%  -28.18% to -27.75%
  2001 ..................     0.80% to 1.40%  15,189,321     14.90 to 15.23      226,764,114       0.04%   26.47% to  27.25%
  2000 ..................     0.80% to 1.40%   8,200,471     11.78 to 11.97       96,733,922       0.00%    9.65% to  10.31%
Gartmore GVIT Small Cap Value Fund - Class II
  2004 ..................     0.95% to 2.70%   1,569,325     13.45 to 18.85       30,077,570       0.00%   15.89% to  13.84%
  2003 ..................     0.95% to 2.70%     573,102     11.61 to 16.55        9,519,702       0.00%   16.09% to  65.55% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Gartmore GVIT Small Company Fund - Class I
  2004 ..................     0.80% to 1.40%   7,419,392  $  31.38 to 29.70   $  221,665,394       0.00%   18.07% to  17.36%
  2003 ..................     0.80% to 1.40%   8,866,029     26.57 to 25.31      225,469,321       0.00%   39.89% to  39.04%
  2002 ..................     0.80% to 1.40%  10,259,753     18.20 to 19.00      187,503,638       0.00%  -18.49% to -17.99%
  2001 ..................     0.80% to 1.40%  12,511,847     22.33 to 23.16      280,313,474       0.10%   -8.02% to  -7.46%
  2000 ..................     0.80% to 1.40%  14,297,583     24.28 to 25.03      348,024,697       0.03%    7.38% to   8.03%
Gartmore GVIT Small Company Fund - Class II
  2004 ..................     0.95% to 2.65%   2,079,601     13.04 to 16.79       35,465,182       0.00%   17.66% to  15.64%
  2003 ..................     0.95% to 2.70%     652,337     11.08 to 14.51        9,493,737       0.00%   10.84% to  45.11% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ..................     0.80% to 1.40%     366,483      3.25 to  3.19        1,171,318       0.00%   49.76% to  48.85%
  2002 ..................     0.80% to 1.40%     471,889      2.14 to  2.17        1,012,335       0.00%  -43.66% to -43.32%
  2001 ..................     0.80% to 1.40%   1,136,075      3.80 to  3.83        4,320,795       0.00%  -39.89% to -39.52%
  2000 ..................     0.80% to 1.40%     325,513      6.32 to  6.33        2,058,443       0.00%  -36.77% to -36.68% (a) (b)
Gartmore GVIT Turner Growth Focus Fund - Class III
  2003 ..................     0.80% to 1.40%     222,768     11.22 to 11.10        2,475,993       0.00%   49.27% to  48.37%
  2002 ..................     0.80% to 1.40%     131,428      7.48 to  7.51          983,837       0.00%  -25.17% to -24.87% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class II
  2004 ..................     1.10% to 2.95%     643,867     16.62 to 14.27       10,597,692       0.00%   10.87% to   8.79%
  2003 ..................     1.10% to 2.50%     275,354     14.99 to 14.81        4,108,083       0.00%   49.94% to  48.08% (a) (b)
Gartmore GVIT U.S. Growth Leaders Fund - Class III
  2004 ..................     0.80% to 1.40%     652,165     13.83 to 13.61        8,890,581       0.00%   11.55% to  10.87%
  2003 ..................     0.80% to 1.40%     994,663     12.40 to 12.28       12,223,231       0.00%   51.18% to  50.26%
  2002 ..................     0.80% to 1.40%      38,325      8.17 to  8.20          313,433       0.00%  -18.29% to -17.96% (a) (b)
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 ..................     0.80% to 2.35%   3,294,635     13.48 to 11.28       40,671,999       5.14%    5.68% to   4.03%
  2003 ..................     0.80% to 2.25%   2,474,699     12.76 to 10.85       29,929,422       5.67%   11.22% to   8.50% (b)
  2002 ..................     0.80% to 1.40%   1,720,805     11.29 to 11.47       19,448,829       6.23%    5.71% to   6.35%
  2001 ..................     0.80% to 1.40%   1,227,820     10.68 to 10.79       13,121,043       6.75%    2.72% to   3.35%
  2000 ..................     0.80% to 1.40%     753,921     10.40 to 10.44        7,839,751       4.77%    3.95% to   4.37% (a) (b)
Gartmore GVIT Worldwide Leaders Fund - Class III
  2004 ..................     1.30% to 1.40%      19,645     11.58 to 11.57          227,435       0.00%   15.79% to  15.71% (a) (b)
Janus AS - Balanced Portfolio - Service Shares
  2004 ..................     0.95% to 2.55%     965,605     11.40 to 12.06       11,838,785       2.75%    7.26% to   5.53%
  2003 ..................     1.10% to 2.55%     546,262     11.57 to 11.42        6,279,309       1.86%   15.72% to  14.23% (a) (b)
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 ..................     0.80% to 2.80%   5,056,803      7.12 to 13.24       38,894,723       0.02%   17.02% to  14.67%
  2003 ..................     0.80% to 2.80%   5,884,690      6.09 to 11.55       37,329,405       0.23%   19.27% to  15.50% (b)
  2002 ..................     0.80% to 1.40%   6,806,637      5.02 to  5.10       34,232,639       0.28%  -17.11% to -16.60%
  2001 ..................     0.80% to 1.40%   9,548,813      6.06 to  6.12       57,892,929       0.88%  -22.93% to -22.46%
  2000 ..................     0.80% to 1.40%   8,545,714      7.86 to  7.89       67,188,846       1.43%  -21.40% to -21.09% (a) (b)
Janus AS - Global Technology Portfolio - Service II Shares
  2004 ..................     0.80% to 1.40%     608,518     10.39 to 10.22        6,234,982       0.00%    0.03% to  -0.58%
  2003 ..................     0.80% to 1.40%     646,612     10.39 to 10.28        6,657,474       0.00%   45.96% to  45.08%
  2002 ..................     0.80% to 1.40%     330,773      7.09 to  7.12        2,345,727       0.00%  -29.12% to -28.83% (a) (b)
Janus AS - Global Technology Portfolio - Service Shares
  2004 ..................     0.80% to 1.40%   1,940,791      3.56 to  3.46        6,737,842       0.00%   -0.24% to  -0.84%
  2003 ..................     0.80% to 1.40%   2,607,410      3.57 to  3.49        9,122,989       0.00%   45.30% to  44.43%
  2002 ..................     0.80% to 1.40%   3,550,055      2.42 to  2.46        8,594,761       0.00%  -41.76% to -41.41%
  2001 ..................     0.80% to 1.40%   7,619,692      4.15 to  4.19       31,652,697       0.55%  -38.20% to -37.82%
  2000 ..................     0.80% to 1.40%   6,665,928      6.72 to  6.74       44,781,489       1.26%  -32.84% to -32.57% (a) (b)
Janus AS - International Growth Portfolio - Service II Shares
  2004 ..................     0.80% to 2.20%     995,810     12.21 to 11.33       11,887,853       0.91%   17.76% to  13.29% (b)
  2003 ..................     0.80% to 1.40%     739,921     10.37 to 10.26        7,601,917       1.03%   33.47% to  32.66%
  2002 ..................     0.80% to 1.40%     646,682      7.74 to  7.77        5,004,178       0.39%  -22.65% to -22.33% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Janus AS - International Growth Portfolio - Service Shares
  2004 ..................     0.80% to 2.45%   1,822,897  $   6.95 to 16.53   $   14,029,437       0.77%   17.74% to  15.78%
  2003 ..................     0.80% to 2.15%   2,390,414      5.90 to 14.32       15,852,117       0.84%   33.46% to  43.16% (b)
  2002 ..................     0.80% to 1.40%   3,173,860      4.35 to  4.42       13,840,520       0.54%  -26.80% to -26.35%
  2001 ..................     0.80% to 1.40%   5,559,505      5.95 to  6.01       33,096,406       0.73%  -24.51% to -24.05%
  2000 ..................     0.80% to 1.40%   5,575,707      7.88 to  7.91       43,940,893       6.60%  -21.22% to -20.90% (a) (b)
Janus AS - Risk-Managed Core Portfolio - Service Shares
  2004 ..................     0.95% to 2.70%     141,265     12.98 to 13.81        1,972,978       2.26%   16.35% to  14.29%
  2003 ..................     1.15% to 2.70%      40,586     12.21 to 12.08          493,558       0.14%   22.08% to  20.80% (a) (b)
JPMorgan Series Trust II - Mid Cap Value Portfolio
  2004 ..................     0.80% to 1.40%     837,806     11.42 to 11.38        9,536,123       0.00%   14.23% to  13.78% (a) (b)
MFS/(R)/ VIT - Investors Growth Stock Series - Service Class
  2004 ..................     1.10% to 3.15%   1,330,865     13.65 to 11.97       17,804,034       0.00%    7.79% to   5.55%
  2003 ..................     1.15% to 2.80%     430,072     12.66 to 11.36        5,365,390       0.00%   26.62% to  13.64% (a) (b)
MFS/(R)/ VIT - Value Series - Service Class
  2004 ..................     1.10% to 3.15%     871,754     14.94 to 13.44       12,731,984       0.38%   13.56% to  11.21%
  2003 ..................     1.10% to 2.75%     318,844     13.16 to 12.12        4,095,704       0.01%   31.60% to  21.20% (a) (b)
Neuberger Berman AMT - Fasciano Portfolio - S Class
  2004 ..................     1.05% to 2.50%     257,470     12.18 to 14.66        3,819,533       0.00%   10.70% to   9.08%
  2003 ..................     1.15% to 2.70%     102,949     13.60 to 13.41        1,391,900       0.00%   36.01% to  34.14% (a) (b)
Neuberger Berman AMT - Growth Portfolio/(R)/ - I Class
  2004 ..................     0.80% to 1.40%   5,418,656     14.72 to 17.18      167,323,055       0.00%   15.67% to  14.97%
  2003 ..................     0.80% to 1.40%   6,552,886     12.73 to 14.94      172,620,548       0.00%   30.35% to  29.56%
  2002 ..................     0.80% to 1.40%   7,698,064      9.76 to 26.11      153,833,660       0.00%  -32.13% to -31.72%
  2001 ..................     0.80% to 1.40%  10,799,050     14.30 to 38.43      306,052,926       0.00%  -31.34% to -30.92%
  2000 ..................     0.80% to 1.40%  13,936,461     20.70 to 55.92      563,039,721       0.00%  -12.89% to -12.36%
Neuberger Berman AMT - Guardian Portfolio - I Class
  2004 ..................     0.80% to 1.40%   2,342,770     11.40 to 10.95       25,763,450       0.11%   14.89% to  14.19%
  2003 ..................     0.80% to 1.40%   2,668,163      9.93 to  9.59       25,677,371       0.81%   30.71% to  29.92%
  2002 ..................     0.80% to 1.40%   3,171,959      7.38 to  7.59       23,476,909       0.85%  -27.48% to -27.04%
  2001 ..................     0.80% to 1.40%   4,484,103     10.18 to 10.41       45,734,504       0.60%   -2.90% to  -2.30%
  2000 ..................     0.80% to 1.40%   3,562,207     10.48 to 10.65       37,395,138       0.55%   -0.28% to   0.33%
Neuberger Berman AMT - Limited Maturity Bond Portfolio/(R)/ - I Class
  2004 ..................     0.80% to 2.75%   8,511,968     14.11 to  9.72      125,688,679       3.65%   -0.03% to  -1.99%
  2003 ..................     0.80% to 2.60%   7,936,054     14.11 to 10.21      129,353,531       4.54%    1.60% to  -0.34% (b)
  2002 ..................     0.80% to 1.40%   8,258,426     13.89 to 21.48      142,681,972       4.63%    3.86% to   4.50%
  2001 ..................     0.80% to 1.40%   8,080,794     13.29 to 20.66      132,414,159       5.72%    7.25% to   7.91%
  2000 ..................     0.80% to 1.40%   7,529,063     12.32 to 19.24      118,958,164       6.64%    5.30% to   5.93%
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - S Class
  2004 ..................     0.95% to 2.80%     543,076     12.22 to 13.99        7,797,293       0.00%   14.93% to  12.79%
  2003 ..................     1.15% to 2.80%     425,358     12.62 to 12.41        5,345,674       0.00%   26.19% to  24.08%
Neuberger Berman AMT - Partners Portfolio/(R)/ - I Class
  2004 ..................     0.80% to 1.40%   7,656,207     22.32 to 26.94      207,292,280       0.01%   18.02% to  17.31%
  2003 ..................     0.80% to 1.40%   9,238,599     18.91 to 22.97      213,058,281       0.00%   34.01% to  33.20%
  2002 ..................     0.80% to 1.40%  10,763,542     14.11 to 17.39      186,221,915       0.57%  -25.21% to -24.75%
  2001 ..................     0.80% to 1.40%  13,271,405     18.75 to 23.23      306,818,501       0.40%   -4.20% to  -3.61%
  2000 ..................     0.80% to 1.40%  15,596,919     19.46 to 24.22      376,199,275       0.81%   -0.70% to  -0.10%
Neuberger Berman AMT - Socially Responsive Portfolio - I Class
  2004 ..................     0.95% to 3.00%     851,027     12.45 to 13.32       11,561,669       0.00%   12.20% to   9.88%
  2003 ..................     1.10% to 2.15%      87,804     12.28 to 12.20        1,075,366       0.00%   22.84% to  21.97% (a) (b)
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%   5,103,889      5.63 to  5.47       28,008,620       0.00%   18.82% to  18.10%
  2003 ..................     0.80% to 1.40%   4,845,750      4.74 to  4.63       22,499,732       0.00%   24.59% to  23.83%
  2002 ..................     0.80% to 1.40%   4,980,792      3.74 to  3.80       18,660,610       0.67%  -28.80% to -28.37%
  2001 ..................     0.80% to 1.40%   6,975,880      5.25 to  5.31       36,678,338       0.85%  -32.24% to -31.82%
  2000 ..................     0.80% to 1.40%  11,693,759      7.75 to  7.78       90,675,620       0.00%  -22.49% to -22.17% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Oppenheimer Balanced Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%   6,601,220  $  20.75 to 22.43   $  175,416,139       1.04%    9.22% to   8.56%
  2003 ..................     0.80% to 1.40%   7,605,940     19.00 to 20.66      184,623,097       2.85%   23.96% to  23.21%
  2002 ..................     0.80% to 1.40%   8,670,954     15.33 to 22.73      169,953,878       3.70%  -11.66% to -11.12%
  2001 ..................     0.80% to 1.40%  11,167,226     17.24 to 25.70      245,234,141       3.91%    0.78% to   1.40%
  2000 ..................     0.80% to 1.40%  12,317,917     17.01 to 25.48      268,196,591       4.69%    4.96% to   5.59%
Oppenheimer Bond Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%   8,037,160     16.19 to 16.74      165,175,386       4.84%    4.65% to   4.02%
  2003 ..................     0.80% to 1.40%  10,449,202     15.47 to 16.09      203,238,653       6.01%    5.93% to   5.28%
  2002 ..................     0.80% to 1.40%  13,606,303     14.61 to 23.00      247,141,316       7.33%    7.55% to   8.21%
  2001 ..................     0.80% to 1.40%  15,690,317     13.50 to 21.36      263,233,422       7.50%    6.27% to   6.92%
  2000 ..................     0.80% to 1.40%  15,613,185     12.63 to 20.08      245,812,715       7.98%    4.62% to   5.25%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%  10,200,109     15.50 to 14.82      151,901,981       0.31%    6.08% to   5.44%
  2003 ..................     0.80% to 1.40%  11,344,613     14.62 to 14.05      160,093,105       0.40%   29.90% to  29.11%
  2002 ..................     0.80% to 1.40%  12,583,296     10.88 to 11.25      137,424,259       0.64%  -27.88% to -27.44%
  2001 ..................     0.80% to 1.40%  16,326,806     15.09 to 15.51      247,044,846       0.65%  -13.81% to -13.28%
  2000 ..................     0.80% to 1.40%  18,754,596     17.51 to 17.88      329,017,823       0.13%   -1.62% to  -1.02%
Oppenheimer Capital Appreciation Fund/VA - Service Class
  2004 ..................     0.95% to 2.75%   3,161,586     11.54 to 12.65       44,803,436       0.18%    5.60% to   3.68%
  2003 ..................     1.10% to 2.70%   1,061,170     13.70 to 13.51       14,365,108       0.00%   37.02% to  35.08% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 3
  2004 ..................     0.80% to 1.40%   4,802,654     16.88 to 16.71       80,353,321       1.07%   18.24% to  17.53%
  2003 ..................     0.80% to 1.40%   3,077,238     14.28 to 14.22       43,773,740       0.00%   42.77% to  42.19% (a) (b)
Oppenheimer Global Securities Fund/VA - Class 4
  2004 ..................     0.95% to 2.70%   2,505,064     11.57 to 11.43       28,879,946       0.00%   15.69% to  14.33% (a) (b)
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ..................     0.80% to 1.40%  11,400,256     30.02 to 29.53      355,783,572       1.28%   18.21% to  17.50%
  2003 ..................     0.80% to 1.40%  14,615,943     25.40 to 25.13      387,057,516       0.78%   41.88% to  41.02%
  2002 ..................     0.80% to 1.40%  19,239,592     17.82 to 19.54      360,616,517       0.58%  -23.23% to -22.76%
  2001 ..................     0.80% to 1.40%  23,483,483     23.17 to 25.43      571,268,506       0.72%  -13.28% to -12.75%
  2000 ..................     0.80% to 1.40%  28,160,751     26.56 to 29.29      788,738,754       0.29%    3.63% to   4.25%
Oppenheimer Global Securities Fund/VA - Service Class
  2004 ..................     0.95% to 2.30%   1,316,404     13.91 to 17.46       23,100,094       1.49%   17.75% to  16.15%
  2003 ..................     1.10% to 2.30%   1,143,121     15.19 to 15.03       17,208,692       0.00%   51.92% to  50.31% (a) (b)
Oppenheimer High Income Fund/VA - Service Class
  2004 ..................     0.95% to 2.35%   2,601,130     11.54 to 13.18       33,693,872       4.57%    7.70% to   6.24%
  2003 ..................     0.95% to 2.70%   1,175,216     10.72 to 11.97       14,186,550       0.00%    7.17% to  19.74% (a) (b)
Oppenheimer Main Street Fund/(R)//VA - Initial Class
  2004 ..................     0.80% to 1.40%   3,830,214      8.83 to  8.58       32,960,291       0.87%    8.58% to   7.93%
  2003 ..................     0.80% to 1.40%   4,118,904      8.13 to  7.95       32,811,064       0.85%   25.71% to  24.95%
  2002 ..................     0.80% to 1.40%   3,496,934      6.36 to  6.47       22,280,163       0.75%  -19.94% to -19.45%
  2001 ..................     0.80% to 1.40%   2,949,192      7.95 to  8.03       23,454,073       0.48%  -11.43% to -10.88%
  2000 ..................     0.80% to 1.40%   1,467,078      8.97 to  9.01       13,164,811       0.00%  -10.29% to  -9.93% (a) (b)
Oppenheimer Main Street Fund/(R)//VA - Service Class
  2004 ..................     0.95% to 2.85%   2,371,195     11.99 to 12.70       33,173,754       0.49%    8.11% to   6.04%
  2003 ..................     1.10% to 2.80%     783,827     13.16 to 11.98       10,229,287       0.00%   31.60% to  19.83% (a) (b)
Oppenheimer Main Street Small Cap Fund/(R)//VA - Service Class
  2004 ..................     0.95% to 2.70%     731,026     13.29 to 17.34       12,914,027       0.00%   18.05% to  15.96%
  2003 ..................     0.95% to 2.65%     272,097     11.26 to 14.96        4,089,001       0.00%   12.62% to  49.59% (a) (b)
Putnam VT Growth & Income Fund - IB Shares
  2004 ..................     1.05% to 2.80%     491,760     12.33 to 13.17        6,602,053       0.90%    9.94% to   8.00%
  2003 ..................     1.15% to 2.50%     131,535     12.33 to 12.22        1,615,235       0.00%   23.30% to  22.17% (a) (b)
Putnam VT International Equity Fund - IB Shares
  2004 ..................     1.15% to 2.65%     126,817     14.59 to 14.22        1,836,698       2.11%   14.86% to  13.12%
  2003 ..................     0.95% to 2.40%     186,001     11.65 to 12.59        2,324,072       0.00%   16.55% to  25.93% (a) (b)
Putnam VT Voyager II Fund - IB Shares
  2004 ..................     1.10% to 2.80%     261,001     12.22 to 11.87        3,144,631       0.17%    3.88% to   2.09%
  2003 ..................     1.15% to 2.80%     101,667     11.76 to 11.63        1,179,509       0.00%   17.63% to  16.31% (a) (b)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
SAFECO Resource Series Trust - Small Cap Value Portfolio
  2004 ..................     0.95% to 1.05%      38,238  $  13.58 to 13.56   $      519,026       0.00%   21.15% to  21.02%
  2003 ..................         0.95%            2,627         11.21                29,448       0.60%        12.10%       (a) (b)
Strong Opportunity Fund II, Inc. - Investor Class
  2004 ..................     0.80% to 1.40%  10,844,850     27.21 to 32.33      434,154,524       0.00%   17.27% to  16.57%
  2003 ..................     0.80% to 1.40%  13,018,344     23.20 to 27.74      444,110,406       0.07%   35.91% to  35.09%
  2002 ..................     0.80% to 1.40%  16,110,284     17.07 to 28.12      403,963,377       0.34%  -27.84% to -27.40%
  2001 ..................     0.80% to 1.40%  20,735,773     23.51 to 38.94      714,099,312       0.58%   -5.06% to  -4.48%
  2000 ..................     0.80% to 1.40%  23,556,577     24.56 to 40.88      851,662,988       0.00%    5.11% to   5.75%
Strong VIF - Strong Discovery Fund II
  2004 ..................     0.80% to 1.40%   3,008,430     19.01 to 23.10       79,265,637       0.00%   14.79% to  14.10%
  2003 ..................     0.80% to 1.40%   3,528,905     16.56 to 20.24       81,166,340       0.00%   38.31% to  37.48%
  2002 ..................     0.80% to 1.40%   4,412,647     11.97 to 17.90       73,328,599       0.00%  -13.25% to -12.72%
  2001 ..................     0.80% to 1.40%   5,530,289     13.72 to 20.61      105,645,293       0.71%    2.62% to   3.25%
  2000 ..................     0.80% to 1.40%   6,350,091     13.29 to 20.06      117,770,844       0.00%    2.94% to   3.56%
Strong VIF - Strong International Stock Fund II
  2003 ..................         1.30%                2          1.04                     2       2.56%       -81.09%
  2002 ..................     0.80% to 1.40%   2,668,379      5.45 to  5.66       14,603,968       3.33%  -27.57% to -27.13%
  2001 ..................     0.80% to 1.40%   3,252,169      7.53 to  7.77       24,558,447       0.00%  -23.24% to -22.77%
  2000 ..................     0.80% to 1.40%   4,251,347      9.81 to 10.06       41,799,422       0.00%  -40.37% to -40.01%
Van Eck WIT - Worldwide Bond Fund - Class R1
  2004 ..................     0.80% to 1.40%     494,491     11.24 to 11.19        5,536,020       0.00%   12.37% to  11.92% (a) (b)
Van Eck WIT - Worldwide Bond Fund - Initial Class
  2004 ..................     0.80% to 1.40%   1,831,299     15.57 to 16.72       35,793,497       9.55%    8.28% to   7.62%
  2003 ..................     0.80% to 1.40%   2,862,991     14.38 to 15.54       51,489,785       2.03%   17.22% to  16.51%
  2002 ..................     0.80% to 1.40%   4,136,893     12.27 to 16.90       62,492,689       0.00%   19.95% to  20.68%
  2001 ..................     0.80% to 1.40%   2,997,727     10.17 to 14.07       37,681,153       4.50%   -6.43% to  -5.86%
  2000 ..................     0.80% to 1.40%   4,384,243     10.80 to 15.03       58,463,785       5.18%    0.45% to   1.06%
Van Eck WIT - Worldwide Emerging Markets Fund - Class R1
  2004 ..................     0.80% to 1.40%     513,201     12.66 to 12.61        6,474,361       0.00%   26.61% to  26.10% (a) (b)
Van Eck WIT - Worldwide Emerging Markets Fund - Initial Class
  2004 ..................     0.80% to 1.40%   3,491,296     11.86 to 11.29       39,648,217       0.64%   24.88% to  24.13%
  2003 ..................     0.80% to 1.40%   5,585,517      9.50 to  9.01       51,038,448       0.10%   52.96% to  52.03%
  2002 ..................     0.80% to 1.40%   5,964,059      5.98 to  6.21       35,821,395       0.25%   -4.26% to  -3.68%
  2001 ..................     0.80% to 1.40%   6,836,908      6.25 to  6.44       42,859,924       0.00%   -3.19% to  -2.60%
  2000                        0.80% to 1.40%   7,394,990      6.46 to  6.62       47,868,776       0.00%  -42.68% to -42.33%
Van Eck WIT - Worldwide Hard Assets Fund - Class R1
  2004 ..................     0.80% to 1.40%     746,021     12.52 to 12.47        9,304,789       0.00%   25.17% to  24.67% (a) (b)
Van Eck WIT - Worldwide Hard Assets Fund - Initial Class
  2004 ..................     0.80% to 1.40%   2,157,026     17.39 to 17.05       42,204,825       0.43%   23.24% to  22.49%
  2003 ..................     0.80% to 1.40%   3,205,129     14.14 to 13.95       50,839,940       0.41%   43.92% to  43.05%
  2002 ..................     0.80% to 1.40%   3,463,167      9.75 to 11.96       38,122,503       0.82%   -4.19% to  -3.61%
  2001 ..................     0.80% to 1.40%   3,093,490     10.18 to 12.47       35,847,578       1.21%  -11.71% to -11.17%
  2000 ..................     0.80% to 1.40%   4,035,755     11.48 to 14.11       52,845,806       1.25%    9.85% to  10.52%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II
  2004 ..................     1.10% to 2.85%     797,097     10.44 to 10.13        8,251,586       3.48%    2.93% to   1.12%
  2003 ..................     1.15% to 2.60%     147,979     10.14 to 10.04        1,495,211       0.01%    1.37% to   0.38% (a) (b)
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
  2004 ..................     0.80% to 1.40%     992,232     16.24 to 15.52       15,474,285       6.82%    9.18% to   8.52%
  2003 ..................     0.80% to 1.40%   1,706,650     14.87 to 14.30       24,503,530       0.00%   26.84% to  26.08%
  2002 ..................     0.80% to 1.40%   1,362,649     11.34 to 11.72       15,504,147       8.08%    7.69% to   8.35%
  2001 ..................     0.80% to 1.40%     945,006     10.53 to 10.82        9,974,855       8.46%    8.55% to   9.21%
  2000 ..................     0.80% to 1.40%   1,115,155      9.70 to  9.91       10,839,641      11.00%    9.84% to  10.50%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class II
  2004 ..................     0.95% to 2.45%     246,266     11.80 to 13.38        3,341,560       8.89%    9.03% to   7.38%
  2003 ..................     1.10% to 2.65%     217,082     12.64 to 12.44        2,731,124       0.00%   26.36% to  24.38%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

                                 Contract                                                     Investment
                                 Expense                         Unit            Contract       Income         Total
                                  Rate*          Units        Fair Value      Owners' Equity    Ratio**       Return***
                              -------------   ----------  -----------------   --------------  ----------  -----------------
Van Kampen UIF - U.S. Real Estate Portfolio - Class I
  2004 ..................     0.80% to 1.40%   5,160,818  $  37.62 to 36.16   $  187,725,450       1.47%   35.30% to  34.49%
  2003 ..................     0.80% to 1.40%   5,597,622     27.80 to 26.89      151,232,148       0.00%   36.41% to  35.59%
  2002 ..................     0.80% to 1.40%   6,388,968     19.83 to 20.38      127,217,556       3.13%   -2.18% to  -1.58%
  2001 ..................     0.80% to 1.40%   6,412,848     20.27 to 20.71      130,424,768       3.79%    8.30% to   8.96%
  2000 ..................     0.80% to 1.40%   6,536,820     18.72 to 19.01      122,699,794      29.48%   26.28% to  27.04%
Van Kampen UIF - U.S. Real Estate Portfolio - Class II
  2004 ..................     0.95% to 2.75%   2,479,086     15.02 to 17.65       44,807,033       1.33%   34.78% to  32.33%
  2003 ..................     0.95% to 2.70%     801,715     11.14 to 13.35       10,824,041       0.00%   11.44% to  33.46% (a)
Victory VIF - Diversified Stock Fund Class A Shares
  2004 ..................     1.15% to 2.00%      40,476     12.37 to 12.23          502,687       0.97%    8.40% to   7.47%
  2003 ..................     1.25% to 1.70%       1,741     11.41 to 12.90           21,716       0.27%   14.11% to  13.95% (a) (b)
VISION Group of Funds - Large Cap Growth Fund II
  2004 ..................     1.15% to 2.35%      58,138     10.44 to 10.36          611,643       0.75%    4.37% to   3.58% (a) (b)
VISION Group of Funds - Large Cap Value Fund II
  2004 ..................     1.15% to 2.35%      50,546     11.31 to 11.23          579,510       1.08%   13.12% to  12.26% (a) (b)
VISION Group of Funds - Managed Allocation Fund - Moderate Growth II
  2004 ..................     1.15% to 2.35%     396,790     10.77 to 10.68        4,342,283       1.60%    7.65% to   6.84% (a) (b)
Wells Fargo Variable Trust - Large Company Growth Fund
  2004 ..................         2.10%            2,297         10.06                23,117       0.00%         0.64%       (a) (b)
                                                                            ----------------
2004 Reserves for annuity contracts in payout phase: .................             9,554,595
                                                                            ----------------
2004 Contract owners' equity .........................................      $ 12,749,242,735
                                                                            ================
2003 Reserves for annuity contracts in payout phase: .................            10,819,827
                                                                            ----------------
2003 Contract owners' equity .........................................      $ 11,391,384,498
                                                                            ================
2002 Reserves for annuity contracts in payout phase: .................            10,470,739
                                                                            ----------------
2002 Contract owners' equity .........................................      $  9,986,015,760
                                                                            ================
2001 Reserves for annuity contracts in payout phase: .................            16,323,563
                                                                            ----------------
2001 Contract owners' equity .........................................      $ 14,643,768,219
                                                                            ================
2000 Reserves for annuity contracts in payout phase: .................            19,364,642
                                                                            ----------------
2000 Contract owners' equity .........................................      $ 19,090,847,996
                                                                            ================

        * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

       ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub- account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

      *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Variable Account-II:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE:ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220        U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company